UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

330 Madison Avenue, 10th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia

Transparent Value Trust

330 Madison Avenue, 10th Floor

New York, NY 10017

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 518-5344

Date of fiscal year end: September 30

Date of reporting period: October 1, 2014 - September 30, 2015

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders.

Transparent Value Trust

Annual Report

September 30, 2015

transparent value

1	SHAREHOLDER LETTER

3	MANAGER COMMENTARY

3	Transparent Value Large-Cap Aggressive Fund

4	Transparent Value Large-Cap Defensive Fund

5	Transparent Value Large-Cap Market Fund

6	Transparent Value Dividend Fund

7	Transparent Value Large-Cap Core Fund

8	Transparent Value Large-Cap Growth Fund

9	Transparent Value Large-Cap Value Fund

10	Transparent Value Directional Allocation Fund

11	Transparent Value Small-Cap Fund

12	DISCLOSURE OF FUND EXPENSES

16	SCHEDULE OF INVESTMENTS

16	Transparent Value Large-Cap Aggressive Fund

18	Transparent Value Large-Cap Defensive Fund

20	Transparent Value Large-Cap Market Fund

22	Transparent Value Dividend Fund

24	Transparent Value Large-Cap Core Fund

26	Transparent Value Large-Cap Growth Fund

28	Transparent Value Large-Cap Value Fund

30	Transparent Value Directional Allocation Fund

32	Transparent Value Small-Cap Fund

34	STATEMENTS OF ASSETS AND LIABILITIES

37	STATEMENTS OF OPERATIONS

40	STATEMENTS OF CHANGES IN NET ASSETS

50	FINANCIAL HIGHLIGHTS

60	NOTES TO FINANCIAL STATEMENTS

75	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

76	ADDITIONAL INFORMATION

Shareholder Letter
September 30, 2015 (Unaudited)

Dear Shareholder,

We are pleased to provide you with information about the Transparent Value Mutual Funds (“Transparent Value”) for the one-year period ended September 30, 2015. Transparent Value specializes in managing a range of equity funds according to a unique investment methodology known as Required Business Performance® (RBP®), and the development of quantitative strategy indexes known as Transparent Value IndexesSM.

The approach applies a reverse discounted cash flow analysis to infer from a company’s stock price the Required Business Performance expected by the market for that company. This process removes analyst assumptions about a company’s future growth prospects, focusing instead on variables with known values.

In addition, Transparent Value Advisors calculates the probability based on historical performance that a company can deliver its RBP®—that is, to generate the revenue necessary to support its stock price. A key potential benefit of this process is that it takes the emotion out of investing decisions, realizing that human behavioral biases often impede the achievement of desirable investment returns.

At the end of September 2015, the underlying U.S. economy continued to maintain its strong footing. A market correction that began in August persisted through the end of the period; September and October are historically difficult times for the stock market, and by extension, risk assets of any kind, including credit.

Markets had been performing solidly for most of the period. Growth mid-year bounced back from a weather-induced slowdown in the first quarter, with GDP increasing 3.9% for the second quarter. The labor and housing markets continued to strengthen, and the drop in gas prices was acting as a tax cut, which was expected to increase consumer spending power going into the holiday season. Even though labor markets are moving toward full employment, questions remain about the viability of sustained economic expansion in the U.S. In particular, there is debate about the net effect of declining energy prices and a stronger dollar. These are both positive for the U.S. consumer, but low oil prices hurt the U.S. energy industry and a strong dollar is challenging for U.S. manufacturers. In addition, oil prices and the strong dollar exert a downward pressure on inflation, and a risk of deflation is a negative for the economy.

At the same time, currency devaluation, particularly in Japan and the euro zone, is putting pressure on countries to devalue to improve export competitiveness. Those countries slow to devalue, like China, are feeling economic pressure at home, driving down asset prices and increasing deflationary pressures, escalating the risk of financial contagion abroad. China may have to devalue the renminbi further due to continued slowing in the economy. Combined with the tepid expansion in both Europe and Japan, the pressure will be for central banks there to increase easing measures.

The U.S. Federal Reserve (the Fed) is hard pressed to justify a rate increase based on its self-prescribed metrics, which include rising inflation and an improved employment situation with clearly rising wages. At best, policymakers can argue that the prospects for wage growth and inflation are improving, but clear evidence is lacking.

A preemptive rate increase seems risky and opens the Fed to potential criticism given the fragility in financial markets and the prospect that rising U.S. rates could further strengthen the dollar and also potentially exacerbate foreign economic turbulence. While prices and wages remain tame, the risk of another asset bubble is increasing. The longer policy remains highly accommodative, the greater the likelihood that asset classes including commercial real estate, equities, or certain categories of bonds could become overvalued.

At period end, the risk of financial contagion remained high, which could result in central banks providing additional liquidity or delaying rate increases. Use of the monetary printing press is a handy tool to prop up asset prices and temporarily spur economic growth, which is the main reason a recession does not appear to be on the horizon for either the G-7 nations or China. It’s also worth noting that there has never been a recession in the post-war period without the Fed first raising interest rates, after which it typically takes several years for a recession to be induced.

We believe successful equity investing relies not on making educated guesses about a company’s future earnings but evaluating whether a company’s management can deliver the Required Business Performance to support the current stock price. Our systemic, disciplined process we believe over time leads to better outcomes for investors, which serves to keep them engaged and focused on what can be known about a company’s potential for success.

We thank you for investing with Transparent Value and look forward to serving your investment needs.

Sincerely,

Donald C. Cacciapaglia

President

Annual Report | September 30, 2015	1

Shareholder Letter
September 30, 2015 (Unaudited)

Required Business Performance® is the revenue growth necessary to support the current stock price. Required Business Performance® is used as a benchmark against which to measure management’s ability to perform in the future. It is calculated using a reverse discounted cash flow valuation model that uses the current stock price as the primary input. Required Business Performance® Probability – Measures the likelihood that management will deliver the Required Business Performance® to support the stock price.

The RBP® Methodology is not necessarily the right or only way one should invest, but an option. RBP® (Required Business Performance) and BRI (Behavioral Risk Indicator) are based on a proprietary investment methodology (or model), and there is no assurance that either the probability score or the risk indicator will successfully identify companies based on these measures.

Quantitative Strategy is based purely on statistics or mathematical calculation to identify anomalies or investment opportunities.

Gross Domestic Product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

Financial Contagion is the likelihood that significant economic changes in one country will spread to other countries.

2	www.transparentvalue.com

Manager Commentary
Transparent Value Large-Cap Aggressive Fund
September 30, 2015 (Unaudited)

The Transparent Value Large-Cap Aggressive Fund Class F-1 returned -7.23% over the year ended September 30, 2015. This return represents underperformance of -6.62% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha for the one year period ended September 30, 2015 came from the Materials sector. The greatest detractor from fund alpha came from the Energy sector.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2015		GROWTH OF $10,000 INVESTMENT IN THE FUND
Information Technology	22.49%

Financials	17.98%

Consumer Discretionary	17.11%

Health Care	16.21%

Industrials	11.24%

Energy	6.00%

Materials	3.44%

Utilities	2.34%

Consumer Staples	1.76%

Telecommunication Services	1.04%

Other Assets in Excess of Liabilities	0.39%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	3 Month	6 Month	1 Year	5 Year	Since Inception**
Fund – Class A (MOP)	-15.53%	-17.75%	-12.60%	7.31%	5.79%
Fund – Class A (NAV)	-10.35%	-12.73%	-7.25%	8.58%	6.95%
Fund – Class C (CDSC)	-11.43%	-13.97%	-8.42%	–	4.54%***
Fund – Class C (NAV)	-10.53%	-13.10%	-7.91%	–	4.54%***
Fund – Class F-1	-10.32%	-12.78%	-7.23%	8.66%	7.04%
Fund – Class I	-10.28%	-12.69%	-7.06%	–	5.31%****

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class C Inception Date: April 18, 2011

**** Class I Inception Date: February 15, 2011

Maximum Offering Price (“MOP”) for Class A shares includes the Fund’s maximum sales charge of 5.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

Annual Report | September 30, 2015	3

Manager Commentary
Transparent Value Large-Cap Defensive Fund
September 30, 2015 (Unaudited)

The Transparent Value Large-Cap Defensive Fund Class F-1 returned 1.48% over the year ended September 30, 2015. This return represents overperformance of 0.87% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha for the one year period ended September 30, 2015 came from the Financials sector. The greatest detractor from fund alpha came from the Energy sector.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2015		GROWTH OF $10,000 INVESTMENT IN THE FUND
Financials	19.17%

Information Technology	16.61%

Consumer Discretionary	16.38%

Health Care	11.24%

Consumer Staples	10.97%

Industrials	10.50%

Utilities	4.10%

Telecommunication Services	3.23%

Materials	3.21%

Energy	2.88%

Exchange Traded Funds	1.53%

Other Assets in Excess of Liabilities	0.18%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	3 Month	6 Month	1 Year	5 Year	Since Inception**
Fund – Class A (MOP)	-10.48%	-10.41%	-4.40%	10.11%	9.01%
Fund – Class A (NAV)	-5.02%	-4.94%	1.39%	11.42%	10.21%
Fund – Class C (CDSC)	-6.10%	-6.18%	-0.06%	–	9.47%***
Fund – Class C (NAV)	-5.15%	-5.23%	0.77%	–	9.47%***
Fund – Class F-1	-5.03%	-4.86%	1.48%	11.59%	10.37%
Fund – Class I	-4.99%	-4.74%	1.75%	–	10.49%****

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class C Inception Date: April 18, 2011

**** Class I Inception Date: February 15, 2011

Maximum Offering Price (“MOP”) for Class A shares includes the Fund’s maximum sales charge of 5.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

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Manager Commentary
Transparent Value Large-Cap Market Fund
September 30, 2015 (Unaudited)

The Transparent Value Large-Cap Market Fund Class F-1 returned -0.72% over the year ended September 30, 2015. This return represents underperformance of -0.11% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha for the one year period ended September 30, 2015 came from the Consumer Discretionary sector. The greatest detractor from fund alpha came from the Energy sector.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2015		GROWTH OF $10,000 INVESTMENT IN THE FUND
Information Technology	20.63%

Financials	18.50%

Health Care	15.56%

Consumer Discretionary	14.69%

Industrials	8.80%

Consumer Staples	7.90%

Energy	5.68%

Utilities	2.85%

Materials	2.65%

Telecommunication Services	2.26%

Other Assets in Excess of Liabilities	0.48%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	3 Month	6 Month	1 Year	5 Year	Since Inception**
Fund – Class A (MOP)	-12.49%	-13.36%	-6.54%	10.60%	9.52%
Fund – Class A (NAV)	-7.12%	-8.10%	-0.83%	11.91%	10.72%
Fund – Class C (CDSC)	-8.16%	-9.24%	-2.17%	–	8.81%***
Fund – Class C (NAV)	-7.23%	-8.33%	-1.44%	–	8.81%***
Fund – Class F-1	-7.06%	-8.03%	-0.72%	12.04%	10.86%
Fund – Class I	-6.96%	-7.91%	-0.44%	–	9.70%****

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class C Inception Date: April 18, 2011

**** Class I Inception Date: February 15, 2011

Maximum Offering Price (“MOP”) for Class A shares includes the Fund’s maximum sales charge of 5.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

Annual Report | September 30, 2015	5

Manager Commentary
Transparent Value Dividend Fund
September 30, 2015 (Unaudited)

The Transparent Value Dividend Fund Class I returned -1.93% over the year ended September 30, 2015. This return represents underperformance of -1.32% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha for the one year period ended September 30, 2015 came from the Industrials sector. The greatest detractor from fund alpha came from the Information Technology sector.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2015		GROWTH OF $10,000 INVESTMENT IN THE FUND
Financials	55.08%

Information Technology	13.05%

Consumer Discretionary	7.86%

Industrials	7.41%

Health Care	4.91%

Consumer Staples	4.72%

Utilities	2.26%

Energy	2.13%

Telecommunication Services	1.84%

Exchange Traded Funds	0.66%

Other Assets in Excess of Liabilities	0.08%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A (MOP)	-9.25%	-13.72%	-7.92%	7.54%***
Fund – Class A (NAV)	-3.70%	-8.42%	-2.28%	8.98%***
Fund – Class C (CDSC)	-4.83%	-9.69%	-3.77%	8.33%***
Fund – Class C (NAV)	-3.87%	-8.78%	-2.93%	8.33%***
Fund – Class F-1	-3.74%	-8.46%	-2.20%	9.17%***
Fund – Class I	-3.65%	-8.36%	-1.93%	9.50%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Maximum Offering Price (“MOP”) for Class A shares includes the Fund’s maximum sales charge of 5.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

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Manager Commentary
Transparent Value Large-Cap Core Fund
September 30, 2015 (Unaudited)

The Transparent Value Large-Cap Core Fund Class I returned -4.58% over the year ended September 30, 2015. This return represents underperformance of -3.97% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha for the one year period ended September 30, 2015 came from the Materials sector. The greatest detractor from fund alpha came from the Energy sector.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2015		GROWTH OF $10,000 INVESTMENT IN THE FUND
Financials	21.06%

Information Technology	19.23%

Consumer Discretionary	13.97%

Health Care	12.65%

Industrials	10.67%

Consumer Staples	7.03%

Energy	4.92%

Utilities	4.14%

Materials	3.33%

Telecommunication Services	3.07%

Liabilities in Excess of Other Assets	-0.07%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A (MOP)	-11.05%	-14.66%	-10.54%	7.86%***
Fund – Class A (NAV)	-5.66%	-9.47%	-5.08%	9.29%***
Fund – Class C (CDSC)	-6.70%	-10.60%	-6.40%	8.65%***
Fund – Class C (NAV)	-5.75%	-9.70%	-5.64%	8.65%***
Fund – Class F-1	-5.62%	-9.49%	-5.00%	9.50%***
Fund – Class I	-5.44%	-9.23%	-4.58%	9.49%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Maximum Offering Price (“MOP”) for Class A shares includes the Fund’s maximum sales charge of 5.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

Annual Report | September 30, 2015	7

Manager Commentary
Transparent Value Large-Cap Growth Fund
September 30, 2015 (Unaudited)

The Transparent Value Large-Cap Growth Fund Class I returned -2.84% over the year ended September 30, 2015. This return represents overperformance of 0.20% relative to the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM. The greatest contribution to fund alpha for the one year period ended September 30, 2015 came from the Materials sector. The greatest detractor from fund alpha came from the Industrials sector.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2015		GROWTH OF $10,000 INVESTMENT IN THE FUND
Information Technology	26.31%

Consumer Discretionary	20.17%

Health Care	16.33%

Financials	11.32%

Industrials	9.51%

Consumer Staples	6.48%

Energy	3.57%

Materials	2.17%

Telecommunication Services	1.17%

Utilities	0.97%

Exchange Traded Funds	1.66%

Other Assets in Excess of Liabilities	0.34%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A (MOP)	-13.50%	-15.82%	-8.77%	8.25%***
Fund – Class A (NAV)	-8.23%	-10.70%	-3.21%	9.70%***
Fund – Class C (CDSC)	-9.24%	-11.90%	-4.59%	9.05%***
Fund – Class C (NAV)	-8.33%	-11.01%	-3.78%	9.05%***
Fund – Class F-1	-8.16%	-10.69%	-3.10%	9.87%***
Fund – Class I	-8.07%	-10.50%	-2.84%	9.78%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Maximum Offering Price (“MOP”) for Class A shares includes the Fund’s maximum sales charge of 5.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

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Manager Commentary
Transparent Value Large-Cap Value Fund
September 30, 2015 (Unaudited)

The Transparent Value Large-Cap Value Fund Class I returned -3.31% over the year ended September 30, 2015. This return represents overperformance of 0.67% relative to the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM. The greatest contribution to fund alpha for the one year period ended September 30, 2015 came from the Financials sector. The greatest detractor from fund alpha came from the Health Care sector.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2015		GROWTH OF $10,000 INVESTMENT IN THE FUND
Financials	27.56%

Information Technology	13.52%

Consumer Staples	11.35%

Health Care	10.00%

Industrials	9.67%

Consumer Discretionary	8.97%

Energy	6.94%

Utilities	6.40%

Materials	2.96%

Telecommunication Services	2.69%

Liabilities in Excess of Other Assets	-0.06%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A (MOP)	-10.51%	-13.73%	-9.14%	8.14%***
Fund – Class A (NAV)	-5.01%	-8.44%	-3.61%	9.58%***
Fund – Class C (CDSC)	-6.13%	-9.58%	-5.23%	8.83%***
Fund – Class C (NAV)	-5.19%	-8.66%	-4.45%	8.83%***
Fund – Class F-1	-5.00%	-8.41%	-3.56%	9.67%***
Fund – Class I	-4.93%	-8.29%	-3.31%	9.64%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Maximum Offering Price (“MOP”) for Class A shares includes the Fund’s maximum sales charge of 5.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

Annual Report | September 30, 2015	9

Manager Commentary
Transparent Value Directional Allocation Fund
September 30, 2015 (Unaudited)

The Transparent Value Directional Allocation Fund Class I returned -8.40% over the year ended September 30, 2015. This return represents underperformance of -7.79% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha for the one year period ended September 30, 2015 came from the Materials sector. The greatest detractor from fund alpha came from the Energy sector.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2015		GROWTH OF $10,000 INVESTMENT IN THE FUND
Information Technology	20.71%

Financials	18.49%

Health Care	15.72%

Consumer Discretionary	14.79%

Industrials	8.82%

Consumer Staples	7.89%

Energy	5.67%

Utilities	2.84%

Materials	2.69%

Telecommunication Services	2.30%

Exchange Traded Funds	0.20%

Liabilities in Excess of Other Assets	-0.12%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A (MOP)	-13.29%	-14.88%	-13.97%	7.70%
Fund – Class A (NAV)	-8.00%	-9.72%	-8.71%	9.66%
Fund – Class C (CDSC)	-9.08%	-10.95%	-10.18%	8.95%
Fund – Class C (NAV)	-8.16%	-10.06%	-9.37%	8.95%
Fund – Class F-1	-7.91%	-9.62%	-8.61%	9.80%
Fund – Class I	-7.92%	-9.55%	-8.40%	10.05%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: June 18, 2012

Maximum Offering Price (“MOP”) for Class A shares includes the Fund’s maximum sales charge of 5.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

10	www.transparentvalue.com

Manager Commentary
Transparent Value Small-Cap Fund
September 30, 2015 (Unaudited)

The Transparent Value Small-Cap Fund Class I returned -2.42% over the year ended September 30, 2015. This return represents underperformance of -2.37% relative to the Dow Jones U.S. Small-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha for the one year period ended September 30, 2015 came from the Energy sector. The greatest detractor from fund alpha came from the Health Care sector.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2015		GROWTH OF $10,000 INVESTMENT IN THE FUND
Financials	24.97%

Information Technology	17.81%

Industrials	14.38%

Consumer Discretionary	14.16%

Health Care	11.29%

Materials	3.46%

Consumer Staples	3.14%

Energy	2.55%

Utilities	2.49%

Telecommunication Services	1.07%

Exchange Traded Funds	2.69%

Other Assets in Excess of Liabilities	1.99%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A (MOP)	-15.03%	-16.37%	-8.36%	-10.47%
Fund – Class A (NAV)	-9.83%	-11.25%	-2.81%	-6.86%
Fund – Class C (CDSC)	-10.80%	-12.39%	-4.33%	-7.34%
Fund – Class C (NAV)	-9.90%	-11.51%	-3.36%	-7.34%
Fund – Class F-1	-9.72%	-11.14%	-2.59%	-6.72%
Fund – Class I	-9.69%	-11.11%	-2.42%	-6.47%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Small-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. The index represents the stocks ranked 751-2,500 by full market capitalization and is float-adjusted market cap weighted.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 1, 2014

Maximum Offering Price (“MOP”) for Class A shares includes the Fund’s maximum sales charge of 5.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

Annual Report | September 30, 2015	11

Disclosure of Fund Expenses
September 30, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2015 through September 30, 2015.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. If transactional costs were included, your costs would have been higher.

	Net Expense Ratio(a)	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expense Paid During Period April 1, 2015 to September 30, 2015(b)

Transparent Value Large-Cap Aggressive Fund
Class A
Actual	1.51%	$ 1,000.00	$ 872.70	$ 7.09
Hypothetical (5% return before expenses)	1.51%	$ 1,000.00	$ 1,017.50	$ 7.64
Class C
Actual	2.11%	$ 1,000.00	$ 869.00	$ 9.89
Hypothetical (5% return before expenses)	2.11%	$ 1,000.00	$ 1,014.49	$ 10.66
Class F-1
Actual	1.36%	$ 1,000.00	$ 872.20	$ 6.38
Hypothetical (5% return before expenses)	1.36%	$ 1,000.00	$ 1,018.25	$ 6.88
Class I
Actual	1.11%	$ 1,000.00	$ 873.10	$ 5.21
Hypothetical (5% return before expenses)	1.11%	$ 1,000.00	$ 1,019.50	$ 5.62

Transparent Value Large-Cap Defensive Fund
Class A
Actual	1.50%	$ 1,000.00	$ 950.60	$ 7.33
Hypothetical (5% return before expenses)	1.50%	$ 1,000.00	$ 1,017.55	$ 7.59
Class C
Actual	2.10%	$ 1,000.00	$ 947.70	$ 10.25
Hypothetical (5% return before expenses)	2.10%	$ 1,000.00	$ 1,014.54	$ 10.61
Class F-1
Actual	1.35%	$ 1,000.00	$ 951.40	$ 6.60
Hypothetical (5% return before expenses)	1.35%	$ 1,000.00	$ 1,018.30	$ 6.83
Class I
Actual	1.10%	$ 1,000.00	$ 952.60	$ 5.38
Hypothetical (5% return before expenses)	1.10%	$ 1,000.00	$ 1,019.55	$ 5.57

12	www.transparentvalue.com

Disclosure of Fund Expenses
September 30, 2015 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expense Paid During Period April 1, 2015 to September 30, 2015(b)
Transparent Value Large-Cap Market Fund
Class A
Actual	1.51%	$ 1,000.00	$ 919.00	$ 7.26
Hypothetical (5% return before expenses)	1.51%	$ 1,000.00	$ 1,017.50	$ 7.64
Class C
Actual	2.11%	$ 1,000.00	$ 916.70	$ 10.14
Hypothetical (5% return before expenses)	2.11%	$ 1,000.00	$ 1,014.49	$ 10.66
Class F-1
Actual	1.36%	$ 1,000.00	$ 919.70	$ 6.54
Hypothetical (5% return before expenses)	1.36%	$ 1,000.00	$ 1,018.25	$ 6.88
Class I
Actual	1.11%	$ 1,000.00	$ 920.90	$ 5.35
Hypothetical (5% return before expenses)	1.11%	$ 1,000.00	$ 1,019.50	$ 5.62

Transparent Value Dividend Fund
Class A
Actual	1.51%	$ 1,000.00	$ 915.80	$ 7.25
Hypothetical (5% return before expenses)	1.51%	$ 1,000.00	$ 1,017.50	$ 7.64
Class C
Actual	2.11%	$ 1,000.00	$ 912.20	$ 10.11
Hypothetical (5% return before expenses)	2.11%	$ 1,000.00	$ 1,014.49	$ 10.66
Class F-1
Actual	1.36%	$ 1,000.00	$ 915.40	$ 6.53
Hypothetical (5% return before expenses)	1.36%	$ 1,000.00	$ 1,018.25	$ 6.88
Class I
Actual	1.11%	$ 1,000.00	$ 916.40	$ 5.33
Hypothetical (5% return before expenses)	1.11%	$ 1,000.00	$ 1,019.50	$ 5.62

Transparent Value Large-Cap Core Fund
Class A
Actual	1.51%	$ 1,000.00	$ 905.30	$ 7.21
Hypothetical (5% return before expenses)	1.51%	$ 1,000.00	$ 1,017.50	$ 7.64
Class C
Actual	2.11%	$ 1,000.00	$ 903.00	$ 10.07
Hypothetical (5% return before expenses)	2.11%	$ 1,000.00	$ 1,014.49	$ 10.66
Class F-1
Actual	1.36%	$ 1,000.00	$ 905.10	$ 6.50
Hypothetical (5% return before expenses)	1.36%	$ 1,000.00	$ 1,018.25	$ 6.88
Class I
Actual	1.11%	$ 1,000.00	$ 907.70	$ 5.31
Hypothetical (5% return before expenses)	1.11%	$ 1,000.00	$ 1,019.50	$ 5.62

Annual Report | September 30, 2015	13

Disclosure of Fund Expenses
September 30, 2015 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expense Paid During Period April 1, 2015 to September 30, 2015(b)
Transparent Value Large-Cap Growth Fund
Class A
Actual	1.51%	$ 1,000.00	$ 893.00	$ 7.17
Hypothetical (5% return before expenses)	1.51%	$ 1,000.00	$ 1,017.50	$ 7.64
Class C
Actual	2.11%	$ 1,000.00	$ 889.90	$ 10.00
Hypothetical (5% return before expenses)	2.11%	$ 1,000.00	$ 1,014.49	$ 10.66
Class F-1
Actual	1.36%	$ 1,000.00	$ 893.10	$ 6.45
Hypothetical (5% return before expenses)	1.36%	$ 1,000.00	$ 1,018.25	$ 6.88
Class I
Actual	1.10%	$ 1,000.00	$ 895.00	$ 5.23
Hypothetical (5% return before expenses)	1.10%	$ 1,000.00	$ 1,019.55	$ 5.57

Transparent Value Large-Cap Value Fund
Class A
Actual	1.51%	$ 1,000.00	$ 915.60	$ 7.25
Hypothetical (5% return before expenses)	1.51%	$ 1,000.00	$ 1,017.50	$ 7.64
Class C
Actual	2.11%	$ 1,000.00	$ 913.40	$ 10.12
Hypothetical (5% return before expenses)	2.11%	$ 1,000.00	$ 1,014.49	$ 10.66
Class F-1
Actual	1.35%	$ 1,000.00	$ 915.90	$ 6.48
Hypothetical (5% return before expenses)	1.35%	$ 1,000.00	$ 1,018.30	$ 6.83
Class I
Actual	1.11%	$ 1,000.00	$ 917.10	$ 5.33
Hypothetical (5% return before expenses)	1.11%	$ 1,000.00	$ 1,019.50	$ 5.62

Transparent Value Directional Allocation Fund
Class A
Actual	1.46%	$ 1,000.00	$ 902.80	$ 6.96
Hypothetical (5% return before expenses)	1.46%	$ 1,000.00	$ 1,017.75	$ 7.39
Class C
Actual	2.11%	$ 1,000.00	$ 899.40	$ 10.05
Hypothetical (5% return before expenses)	2.11%	$ 1,000.00	$ 1,014.49	$ 10.66
Class F-1
Actual	1.36%	$ 1,000.00	$ 903.80	$ 6.49
Hypothetical (5% return before expenses)	1.36%	$ 1,000.00	$ 1,018.25	$ 6.88
Class I
Actual	1.12%	$ 1,000.00	$ 904.50	$ 5.35
Hypothetical (5% return before expenses)	1.12%	$ 1,000.00	$ 1,019.45	$ 5.67

14	www.transparentvalue.com

Disclosure of Fund Expenses
September 30, 2015 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expense Paid During Period April 1, 2015 to September 30, 2015(b)
Transparent Value Small-Cap Fund
Class A
Actual	1.70%	$ 1,000.00	$ 887.50	$ 8.04
Hypothetical (5% return before expenses)	1.70%	$ 1,000.00	$ 1,016.55	$ 8.59
Class C
Actual	2.30%	$ 1,000.00	$ 884.90	$ 10.87
Hypothetical (5% return before expenses)	2.30%	$ 1,000.00	$ 1,013.54	$ 11.61
Class F-1
Actual	1.55%	$ 1,000.00	$ 888.60	$ 7.34
Hypothetical (5% return before expenses)	1.55%	$ 1,000.00	$ 1,017.30	$ 7.84
Class I
Actual	1.30%	$ 1,000.00	$ 888.90	$ 6.16
Hypothetical (5% return before expenses)	1.30%	$ 1,000.00	$ 1,018.55	$ 6.58

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

Annual Report | September 30, 2015	15

Schedule of Investments
Transparent Value Large-Cap Aggressive Fund September 30, 2015

	Shares	Value

COMMON STOCKS 99.61%
Consumer Discretionary 17.11%
Amazon.com, Inc.(a)	400	$204,756
AutoNation, Inc.(a)	3,477	202,292
BorgWarner, Inc.	2,699	112,251
Cablevision Systems Corp. - Class A	4,565	148,226
CarMax, Inc.(a)	3,470	205,840
Discovery Communications, Inc. - Class A(a)	5,581	145,274
DR Horton, Inc.	7,280	213,741
Expedia, Inc.	1,836	216,061
Hilton Worldwide Holdings, Inc.	6,262	143,650
The Interpublic Group of Cos., Inc.	7,862	150,400
Lear Corp.	2,063	224,413
Lennar Corp. - Class A	4,703	226,355
Marriott International, Inc. - Class A	2,259	154,064
Norwegian Cruise Line Holdings, Ltd.(a)	2,706	155,054
The Priceline Group, Inc.(a)	170	210,266
Tractor Supply Co.	2,423	204,307
Viacom, Inc. - Class B	3,394	146,451

		3,063,401

Consumer Staples 1.76%
Herbalife, Ltd.(a)	2,073	112,979
Walgreens Boots Alliance, Inc.	2,434	202,265

		315,244

Energy 6.00%
FMC Technologies, Inc.(a)	4,958	153,698
HollyFrontier Corp.	3,089	150,867
Marathon Petroleum Corp.	4,014	185,968
Noble Corp. PLC	12,284	134,018
Pioneer Natural Resources Co.	1,187	144,387
Southwestern Energy Co.(a)	9,604	121,875
Valero Energy Corp.	3,068	184,387

		1,075,200

Financials 17.98%
American International Group, Inc.	2,197	124,834
Capital One Financial Corp.	1,531	111,028
CBRE Group, Inc. - Class A(a)	6,507	208,224
Citigroup, Inc.	3,726	184,847
Comerica, Inc.	3,685	151,454
Equinix, Inc., REIT	877	239,772
The Goldman Sachs Group, Inc.	891	154,820
Host Hotels & Resorts, Inc., REIT	9,788	154,748
Huntington Bancshares, Inc.	16,105	170,713
Jones Lang LaSalle, Inc.	1,169	168,067
KeyCorp	13,981	181,893
Lazard, Ltd. - Class A	4,168	180,474
McGraw Hill Financial, Inc.	1,936	167,464
MetLife, Inc.	3,522	166,062
Moody’s Corp.	2,001	196,498
The PNC Financial Services Group, Inc.	1,880	167,696
Principal Financial Group, Inc.	3,050	144,387
Regions Financial Corp.	23,167	208,735

	Shares	Value

Financials (continued)
Unum Group	4,331	$138,938

		3,220,654

Health Care 16.21%
AbbVie, Inc.	2,943	160,129
Aetna, Inc.	1,875	205,144
Allergan, Inc. PLC(a)	651	176,948
Amgen, Inc.	1,482	204,990
Biogen, Inc.(a)	622	181,506
Celgene Corp.(a)	2,082	225,210
Edwards Lifesciences Corp.(a)	1,505	213,966
Gilead Sciences, Inc.	2,293	225,150
Illumina, Inc.(a)	1,224	215,204
Medivation, Inc.(a)	4,339	184,407
Medtronic PLC	2,816	188,503
Regeneron Pharmaceuticals, Inc.(a)	457	212,569
Tenet Healthcare Corp.(a)	4,368	161,266
UnitedHealth Group, Inc.	1,803	209,166
Waters Corp.(a)	1,178	139,251

		2,903,409

Industrials 11.24%
B/E Aerospace, Inc.	3,740	164,186
Carlisle Cos., Inc.	2,026	177,032
Delta Air Lines, Inc.	4,328	194,197
Fortune Brands Home & Security, Inc.	3,425	162,585
Honeywell International, Inc.	1,594	150,936
PACCAR, Inc.	4,009	209,150
Robert Half International, Inc.	3,926	200,854
Snap-on, Inc.	1,270	191,694
Trinity Industries, Inc.	9,145	207,317
United Continental Holdings, Inc.(a)	3,070	162,863
Wabtec Corp.	2,184	192,301

		2,013,115

Information Technology 22.49%
Alliance Data Systems Corp.(a)	809	209,515
Amphenol Corp. - Class A	3,669	186,972
Apple, Inc.	1,932	213,100
Arrow Electronics, Inc.(a)	2,893	159,925
Avnet, Inc.	3,951	168,629
Cisco Systems, Inc.	5,963	156,529
Cognizant Technology Solutions Corp. - Class A(a)	3,830	239,796
EMC Corp.	5,777	139,572
Facebook, Inc. - Class A(a)	2,593	233,111
FleetCor Technologies, Inc.(a)	1,255	172,713
Google, Inc. - Class C(a)	337	205,037
Lam Research Corp.	3,316	216,634
LinkedIn Corp. - Class A(a)	1,227	233,289
Marvell Technology Group, Ltd.	14,332	129,705
Micron Technology, Inc.(a)	10,371	155,358
NCR Corp.(a)	7,481	170,193
Rackspace Hosting, Inc.(a)	5,873	144,946
Red Hat, Inc.(a)	3,426	246,261
Salesforce.com, Inc.(a)	3,670	254,808

16	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Aggressive Fund
September 30, 2015

	Shares	Value

Information Technology (continued)
Visa, Inc. - Class A	2,231	$155,411
The Western Union Co.	12,922	237,248

		4,028,752

Materials 3.44%
Alcoa, Inc.	16,674	161,071
Martin Marietta Materials, Inc.	1,017	154,533
Reliance Steel & Aluminum Co.	2,697	145,665
Vulcan Materials Co.	1,733	154,584

		615,853

Telecommunication Services 1.04%
Level 3 Communications, Inc.(a)	4,256	185,945

Utilities 2.34%
Calpine Corp.(a)	10,242	149,533
MDU Resources Group, Inc.	7,877	135,485
NRG Energy, Inc.	8,993	133,546

		418,564

TOTAL COMMON STOCKS
(Cost $19,140,784)		17,840,137

Total Investments - 99.61%
(Cost $19,140,784)		17,840,137

Other Assets in Excess of Liabilities - 0.39%		70,456

NET ASSETS - 100.00%		$17,910,593

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Annual Report | September 30, 2015	17

Schedule of Investments
Transparent Value Large-Cap Defensive Fund
September 30, 2015

	Shares	Value

COMMON STOCKS 98.29%
Consumer Discretionary 16.38%
Autoliv, Inc.	3,866	$421,433
Carter’s, Inc.	6,323	573,117
Chipotle Mexican Grill, Inc.(a)	908	653,987
Darden Restaurants, Inc.	8,338	571,486
Dollar General Corp.	7,219	522,944
Lowe’s Cos., Inc.	8,633	594,986
The Madison Square Garden Co. -Class A(a)	6,790	489,830
NVR, Inc.(a)	335	510,949
O’Reilly Automotive, Inc.(a)	2,568	642,000
Scripps Networks Interactive, Inc. - Class A	8,477	416,984
The TJX Cos., Inc.	9,292	663,635
Tribune Media Co. - Class A	11,428	406,837
Twenty-First Century Fox, Inc. - Class A	18,267	492,844
Ulta Salon Cosmetics & Fragrance, Inc.(a)	3,388	553,430
Williams-Sonoma, Inc.	6,940	529,869

		8,044,331

Consumer Staples 10.97%
Altria Group, Inc.	8,648	470,451
Church & Dwight Co., Inc.	6,095	511,370
The Clorox Co.	3,437	397,077
Constellation Brands, Inc. - Class A	3,599	450,631
Costco Wholesale Corp.	2,678	387,158
CVS Health Corp.	5,475	528,228
The Hershey Co.	5,823	535,017
Hormel Foods Corp.	8,705	551,114
Monster Beverage Corp.(a)	4,215	569,615
Reynolds American, Inc.	10,392	460,054
Wal-Mart Stores, Inc.	8,128	527,020

		5,387,735

Energy 2.88%
EQT Corp.	6,220	402,869
Kinder Morgan, Inc.	12,690	351,259
Range Resources Corp.	11,354	364,691
Schlumberger, Ltd.	4,267	294,295

		1,413,114

Financials 19.17%
Ally Financial, Inc.(a)	31,562	643,234
Arch Capital Group, Ltd.(a)	6,251	459,261
Arthur J Gallagher & Co.	14,164	584,690
Berkshire Hathaway, Inc. - Class B(a)	3,877	505,561
Camden Property Trust, REIT	7,524	556,024
Cincinnati Financial Corp.	10,888	585,775
CIT Group, Inc.	9,440	377,883
CME Group, Inc.	5,341	495,324
Crown Castle International Corp., REIT	6,092	480,476
First Republic Bank	10,553	662,412
MSCI, Inc.	8,609	511,891
The NASDAQ OMX Group, Inc.	7,758	413,734
New York Community Bancorp, Inc.	20,036	361,850

	Shares	Value

Financials (continued)
People’s United Financial, Inc.	34,347	$540,278
SEI Investments Co.	11,822	570,175
Senior Housing Properties Trust, REIT	32,511	526,678
Simon Property Group, Inc., REIT	3,181	584,413
The Travelers Cos., Inc.	5,618	559,160

		9,418,819

Health Care 11.24%
AmerisourceBergen Corp.	5,734	544,673
Bristol-Myers Squibb Co.	9,958	589,514
Cerner Corp.(a)	8,563	513,437
Envision Healthcare Holdings, Inc.(a)	14,305	526,281
Laboratory Corp. of America Holdings(a)	4,415	478,895
Merck & Co., Inc.	7,966	393,441
Perrigo Co. PLC	2,424	381,222
Pfizer, Inc.	11,986	376,480
Quintiles Transnational Holdings, Inc.(a)	5,574	387,783
Sirona Dental Systems, Inc.(a)	3,383	315,769
Universal Health Services, Inc. - Class B	4,432	553,158
Zoetis, Inc.	11,132	458,416

		5,519,069

Industrials 10.50%
AGCO Corp.	6,753	314,892
The Boeing Co.	3,130	409,874
Cintas Corp.	6,671	572,038
Danaher Corp.	5,099	434,486
Expeditors International of Washington, Inc.	6,238	293,498
FedEx Corp.	2,552	367,437
Ingersoll-Rand PLC	8,298	421,289
JB Hunt Transport Services, Inc.	6,781	484,163
Rockwell Collins, Inc.	6,024	493,004
Stanley Black & Decker, Inc.	4,269	414,008
TransDigm Group, Inc.(a)	2,602	552,691
United Technologies Corp.	4,496	400,099

		5,157,479

Information Technology 16.61%
Amdocs, Ltd.	8,539	485,698
ANSYS, Inc.(a)	6,041	532,454
eBay, Inc.(a)	12,315	300,978
F5 Networks, Inc.(a)	4,829	559,198
FactSet Research Systems, Inc.	2,929	468,083
FLIR Systems, Inc.	12,327	345,033
Gartner, Inc.(a)	5,191	435,681
Jack Henry & Associates, Inc.	6,329	440,562
Juniper Networks, Inc.	16,940	435,527
Nuance Communications, Inc.(a)	33,913	555,156
Paychex, Inc.	13,067	622,381
QUALCOMM, Inc.	9,667	519,408
Synopsys, Inc.(a)	9,565	441,712
Trimble Navigation, Ltd.(a)	16,230	266,496
Vantiv, Inc. - Class A(a)	13,278	596,448
VeriSign, Inc.(a)	7,814	551,356

18	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Defensive Fund
September 30, 2015

	Shares	Value

Information Technology (continued)
VMware, Inc. - Class A(a)	7,668	$604,162

		8,160,333

Materials 3.21%
Avery Dennison Corp.	8,440	477,451
International Flavors & Fragrances, Inc.	3,244	334,975
Royal Gold, Inc.	9,076	426,391
The Sherwin-Williams Co.	1,521	338,848

		1,577,665

Telecommunication Services 3.23%
AT&T, Inc.	10,809	352,157
SBA Communications Corp. - Class A(a)	6,070	635,772
Verizon Communications, Inc.	13,774	599,307

		1,587,236

Utilities 4.10%
DTE Energy Co.	5,575	448,063
ITC Holdings Corp.	15,812	527,172
NextEra Energy, Inc.	5,863	571,935
PPL Corp.	14,264	469,143

		2,016,313

TOTAL COMMON STOCKS
(Cost $49,084,659)		48,282,094

EXCHANGE TRADED FUNDS 1.53%
SPDR® S&P 500® ETF Trust	3,932	753,489

TOTAL EXCHANGE TRADED FUNDS
(Cost $768,018)		753,489

Total Investments - 99.82%
(Cost $49,852,677)		49,035,583

Other Assets in Excess of Liabilities - 0.18%		87,325

NET ASSETS - 100.00%		$49,122,908

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

Annual Report | September 30, 2015	19

Schedule of Investments
Transparent Value Large-Cap Market Fund
September 30, 2015

	Shares	Value

COMMON STOCKS 99.52%
Consumer Discretionary 14.69%
Amazon.com, Inc.(a)	1,080	$552,841
AMC Networks, Inc. - Class A(a)	7,708	563,994
Autoliv, Inc.	3,758	409,660
AutoNation, Inc.(a)	9,313	541,830
Comcast Corp. - Class A	7,085	402,995
Darden Restaurants, Inc.	8,363	573,200
The Home Depot, Inc.	3,761	434,358
Lennar Corp. - Class A	12,709	611,684
Polaris Industries, Inc.	4,900	587,363
Scripps Networks Interactive, Inc. - Class A	8,294	407,982
The TJX Cos., Inc.	9,319	665,563
Twenty-First Century Fox, Inc. - Class A	17,977	485,019
Ulta Salon Cosmetics & Fragrance, Inc.(a)	3,399	555,227
Wyndham Worldwide Corp.	6,222	447,362

		7,239,078

Consumer Staples 7.90%
Colgate-Palmolive Co.	6,328	401,575
Constellation Brands, Inc. - Class A	3,560	445,748
CVS Health Corp.	5,384	519,448
The Hershey Co.	5,776	530,699
Hormel Foods Corp.	8,523	539,591
The Kroger Co.	13,434	484,564
Monster Beverage Corp.(a)	4,228	571,372
Tyson Foods, Inc. - Class A	9,289	400,356

		3,893,353

Energy 5.68%
EQT Corp.	6,239	404,100
FMC Technologies, Inc.(a)	13,096	405,976
HollyFrontier Corp.	8,350	407,814
Pioneer Natural Resources Co.	3,273	398,128
Range Resources Corp.	11,164	358,588
Southwestern Energy Co.(a)	26,479	336,018
Valero Energy Corp.	8,098	486,690

		2,797,314

Financials 18.50%
Arthur J Gallagher & Co.	14,108	582,378
BB&T Corp.	16,002	569,671
Capital One Financial Corp.	4,006	290,515
CBRE Group, Inc. - Class A(a)	17,412	557,184
Cincinnati Financial Corp.	10,820	582,116
Comerica, Inc.	10,160	417,576
Equinix, Inc., REIT	2,335	638,389
First Republic Bank	10,319	647,724
The Goldman Sachs Group, Inc.	2,347	407,815
KeyCorp	38,547	501,496
Liberty Property Trust, REIT	19,476	613,689
LPL Financial Holdings, Inc.	10,941	435,124
McGraw Hill Financial, Inc.	5,138	444,437
The PNC Financial Services Group, Inc.	4,901	437,169
Regions Financial Corp.	63,872	575,487

	Shares	Value

Financials (continued)
Reinsurance Group of America, Inc.	3,746	$339,350
SL Green Realty Corp., REIT	5,555	600,829
T Rowe Price Group, Inc.	6,834	474,963

		9,115,912

Health Care 15.56%
Agilent Technologies, Inc.	16,447	564,625
Allergan, Inc. PLC(a)	1,796	488,171
Bristol-Myers Squibb Co.	9,987	591,230
Edwards Lifesciences Corp.(a)	4,040	574,367
Envision Healthcare Holdings, Inc.(a)	14,348	527,863
Gilead Sciences, Inc.	6,324	620,953
Illumina, Inc.(a)	3,308	581,613
Medivation, Inc.(a)	11,964	508,470
Mylan, Inc. NV(a)	10,911	439,277
Quintiles Transnational Holdings, Inc.(a)	5,591	388,966
Regeneron Pharmaceuticals, Inc.(a)	1,216	565,610
Sirona Dental Systems, Inc.(a)	3,334	311,196
UnitedHealth Group, Inc.	4,873	565,317
Universal Health Services, Inc. - Class B	4,445	554,780
Waters Corp.(a)	3,248	383,946

		7,666,384

Industrials 8.80%
AGCO Corp.	6,581	306,872
B/E Aerospace, Inc.	9,941	436,410
The Boeing Co.	3,092	404,897
C.H. Robinson Worldwide, Inc.	6,347	430,200
Cintas Corp.	6,624	568,008
Honeywell International, Inc.	4,211	398,740
Southwest Airlines Co.	11,589	440,846
Stanley Black & Decker, Inc.	4,186	405,958
TransDigm Group, Inc.(a)	2,611	554,602
United Technologies Corp.	4,398	391,378

		4,337,911

Information Technology 20.63%
Amphenol Corp. - Class A	9,747	496,707
Apple, Inc.	5,327	587,568
Avnet, Inc.	10,894	464,956
Citrix Systems, Inc.(a)	7,948	550,637
eBay, Inc.(a)	11,997	293,207
F5 Networks, Inc.(a)	4,746	549,587
Facebook, Inc. - Class A(a)	6,890	619,411
Global Payments, Inc.	3,656	419,453
Intuit, Inc.	4,796	425,645
Juniper Networks, Inc.	16,514	424,575
Lam Research Corp.	9,142	597,247
LinkedIn Corp. - Class A(a)	3,245	616,972
Marvell Technology Group, Ltd.	37,837	342,425
QUALCOMM, Inc.	9,454	507,963
Red Hat, Inc.(a)	9,163	658,636
Salesforce.com, Inc.(a)	9,916	688,468
Vantiv, Inc. - Class A(a)	13,160	591,147
VeriSign, Inc.(a)	7,689	542,536
Visa, Inc. - Class A	5,960	415,174

20	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Market Fund
September 30, 2015

	Shares	Value

Information Technology (continued)
Xilinx, Inc.	8,838	$374,731

		10,167,045

Materials 2.65%
Albemarle Corp.	9,702	427,858
Avery Dennison Corp.	8,389	474,566
Vulcan Materials Co.	4,531	404,165

		1,306,589

Telecommunication Services 2.26%
Level 3 Communications, Inc.(a)	11,250	491,512
SBA Communications Corp. - Class A(a)	5,932	621,318

		1,112,830

Utilities 2.85%
Calpine Corp.(a)	27,670	403,982
NextEra Energy, Inc.	5,881	573,691
UGI Corp.	12,206	425,013

		1,402,686

TOTAL COMMON STOCKS
(Cost $50,267,837)		49,039,102

Total Investments - 99.52%
(Cost $50,267,837)		49,039,102

Other Assets in Excess of Liabilities - 0.48%		238,327

NET ASSETS - 100.00%		$49,277,429

(a)	Non-Income Producing Security

Abbreviations:

Ltd. -	Limited
NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC -	Public Limited Company
REIT -	Real Estate Investment Trust

See Notes to Financial Statements.

Annual Report | September 30, 2015	21

Schedule of Investments
Transparent Value Dividend Fund
September 30, 2015

	Shares	Value

COMMON STOCKS 99.26%
Consumer Discretionary 7.86%
Carter’s, Inc.	1,055	$95,625
Darden Restaurants, Inc.	5,143	352,501
Dick’s Sporting Goods, Inc.	2,452	121,644
Genuine Parts Co.	3,911	324,183
Harman International Industries, Inc.	1,649	158,288
Lear Corp.	1,035	112,587
Lowe’s Cos., Inc.	2,645	182,293
Polaris Industries, Inc.	1,412	169,256
The TJX Cos., Inc.	1,842	131,556
Tractor Supply Co.	1,256	105,906
VF Corp.	2,803	191,193
Williams-Sonoma, Inc.	2,686	205,076

		2,150,108

Consumer Staples 4.72%
Church & Dwight Co., Inc.	2,044	171,491
CVS Health Corp.	1,530	147,614
The Hershey Co.	3,174	291,627
Hormel Foods Corp.	2,941	186,195
Walgreens Boots Alliance, Inc.	2,016	167,530
Wal-Mart Stores, Inc.	5,052	327,572

		1,292,029

Energy 2.13%
Marathon Petroleum Corp.	6,274	290,675
Valero Energy Corp.	4,844	291,124

		581,799

Financials 55.08%
Alexandria Real Estate Equities, Inc., REIT	4,651	393,800
Allied World Assurance Co. Holdings AG	7,371	281,351
American Campus Communities, Inc., REIT	15,838	573,969
American Financial Group, Inc.	2,351	162,008
Arthur J Gallagher & Co.	8,872	366,236
Assurant, Inc.	2,428	191,836
The Bank of New York Mellon Corp.	4,874	190,817
BB&T Corp.	9,029	321,432
BioMed Realty Trust, Inc., REIT	33,731	673,945
Boston Properties, Inc., REIT	2,295	271,728
Brixmor Property Group, Inc., REIT	19,192	450,628
Camden Property Trust, REIT	6,104	451,086
Cincinnati Financial Corp.	7,325	394,085
Commerce Bancshares, Inc.	5,111	232,857
Crown Castle International Corp., REIT	5,339	421,087
Cullen/Frost Bankers, Inc.	5,879	373,787
Digital Realty Trust, Inc., REIT	9,598	626,941
Essex Property Trust, Inc., REIT	1,434	320,384
Everest Re Group, Ltd.	1,345	233,142
First Republic Bank	1,855	116,438
HCP, Inc., REIT	18,429	686,480
Highwoods Properties, Inc., REIT	13,375	518,281
Hospitality Properties Trust, REIT	31,571	807,586

	Shares	Value

Financials (continued)
KeyCorp	18,147	$236,093
Kilroy Realty Corp., REIT	3,768	245,523
Lazard, Ltd. - Class A	6,861	297,081
Legg Mason, Inc.	4,770	198,480
Liberty Property Trust, REIT	22,387	705,414
M&T Bank Corp.	2,211	269,632
McGraw Hill Financial, Inc.	1,685	145,753
Moody’s Corp.	1,512	148,478
MSCI, Inc.	2,738	162,802
National Retail Properties, Inc., REIT	15,985	579,776
People’s United Financial, Inc.	31,262	491,751
Raymond James Financial, Inc.	2,920	144,920
Regions Financial Corp.	29,891	269,318
Simon Property Group, Inc., REIT	2,016	370,380
SL Green Realty Corp., REIT	2,496	269,967
T Rowe Price Group, Inc.	4,559	316,851
The Travelers Cos., Inc.	2,722	270,921
US Bancorp	6,638	272,224
Welltower, Inc., REIT	9,125	617,945

		15,073,213

Health Care 4.91%
Agilent Technologies, Inc.	3,550	121,871
AmerisourceBergen Corp.	1,265	120,162
Amgen, Inc.	1,527	211,215
Becton, Dickinson and Co.	1,425	189,041
Bristol-Myers Squibb Co.	4,759	281,733
Medtronic PLC	3,410	228,265
UnitedHealth Group, Inc.	1,662	192,809

		1,345,096

Industrials 7.41%
Alaska Air Group, Inc.	1,423	113,057
AO Smith Corp.	1,967	128,229
Carlisle Cos., Inc.	1,357	118,575
Delta Air Lines, Inc.	2,914	130,751
JB Hunt Transport Services, Inc.	1,714	122,380
KAR Auction Services, Inc.	8,645	306,898
Masco Corp.	5,786	145,691
PACCAR, Inc.	3,143	163,970
Republic Services, Inc.	7,977	328,652
Robert Half International, Inc.	3,354	171,591
Snap-on, Inc.	954	143,997
Trinity Industries, Inc.	6,867	155,675

		2,029,466

Information Technology 13.05%
Amdocs, Ltd.	2,340	133,099
Amphenol Corp. - Class A	2,401	122,355
Analog Devices, Inc.	5,688	320,860
Apple, Inc.	1,878	207,143
Applied Materials, Inc.	17,895	262,878
Automatic Data Processing, Inc.	3,607	289,859
Broadcom Corp. - Class A	2,372	121,992
CDK Global, Inc.	2,177	104,017
Dolby Laboratories, Inc. - Class A	4,390	143,114

22	www.transparentvalue.com

Schedule of Investments
Transparent Value Dividend Fund
September 30, 2015

	Shares	Value

Information Technology (continued)
Lam Research Corp.	2,618	$171,034
Paychex, Inc.	9,134	435,053
QUALCOMM, Inc.	6,882	369,770
Skyworks Solutions, Inc.	1,602	134,904
Solera Holdings, Inc.	4,268	230,472
Teradyne, Inc.	8,240	148,402
The Western Union Co.	20,562	377,518

		3,572,470

Telecommunication Services 1.84%
Verizon Communications, Inc.	11,565	503,193

Utilities 2.26%
ITC Holdings Corp.	7,906	263,586
NextEra Energy, Inc.	3,631	354,204

		617,790

TOTAL COMMON STOCKS
(Cost $28,008,801)		27,165,164

EXCHANGE TRADED FUNDS 0.66%
iShares® Dow Jones® Select Dividend Index Fund	2,459	178,892

TOTAL EXCHANGE TRADED FUNDS
(Cost $178,855)		178,892

Total Investments - 99.92%
(Cost $28,187,656)		27,344,056

Other Assets in Excess of Liabilities - 0.08%		23,177

NET ASSETS - 100.00%		$27,367,233

Abbreviations:

AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Annual Report | September 30, 2015	23

Schedule of Investments
Transparent Value Large-Cap Core Fund
September 30, 2015

	Shares	Value

COMMON STOCKS 100.07%
Consumer Discretionary 13.97%
Autoliv, Inc.	687	$74,890
CarMax, Inc.(a)	1,606	95,268
Darden Restaurants, Inc.	1,483	101,645
Dillard’s, Inc. - Class A	1,004	87,740
Harman International Industries, Inc.	1,088	104,437
Lear Corp.	908	98,772
Leggett & Platt, Inc.	1,923	79,324
Lowe’s Cos., Inc.	1,409	97,108
The Madison Square Garden Co. - Class A(a)	1,108	79,931
Norwegian Cruise Line Holdings, Ltd.(a)	1,190	68,187
O’Reilly Automotive, Inc.(a)	419	104,750
Scripps Networks Interactive, Inc. - Class A	1,384	68,079
Tractor Supply Co.	1,128	95,113
Twenty-First Century Fox, Inc. - Class A	3,236	87,307

		1,242,551

Consumer Staples 7.03%
Altria Group, Inc.	1,538	83,667
Avon Products, Inc.	14,651	47,616
Church & Dwight Co., Inc.	995	83,480
Constellation Brands, Inc. - Class A	587	73,498
Costco Wholesale Corp.	437	63,177
Hormel Foods Corp.	1,548	98,004
Reynolds American, Inc.	1,848	81,811
Wal-Mart Stores, Inc.	1,445	93,694

		624,947

Energy 4.92%
EQT Corp.	1,015	65,741
FMC Technologies, Inc.(a)	2,181	67,611
Kinder Morgan, Inc.	2,257	62,474
Marathon Petroleum Corp.	1,923	89,093
Noble Corp. PLC	5,885	64,205
Valero Energy Corp.	1,470	88,347

		437,471

Financials 21.06%
Arthur J Gallagher & Co.	2,519	103,984
The Bank of New York Mellon Corp.	2,316	90,672
BB&T Corp.	2,942	104,735
Cincinnati Financial Corp.	1,936	104,157
Cullen/Frost Bankers, Inc.	1,571	99,884
Equinix, Inc., REIT	386	105,532
Everest Re Group, Ltd.	504	87,363
First Republic Bank	1,877	117,819
Lazard, Ltd. - Class A	1,834	79,412
Legg Mason, Inc.	2,073	86,258
Liberty Property Trust, REIT	3,454	108,836
M&T Bank Corp.	834	101,706
Moody’s Corp.	880	86,416
National Retail Properties, Inc., REIT	2,984	108,230
Regions Financial Corp.	11,929	107,480
SEI Investments Co.	1,930	93,084

	Shares	Value

Financials (continued)
SL Green Realty Corp., REIT	904	$97,777
The Travelers Cos., Inc.	999	99,431
Zions Bancorporation	3,271	90,083

		1,872,859

Health Care 12.65%
AbbVie, Inc.	1,410	76,718
Aetna, Inc.	817	89,388
Alexion Pharmaceuticals, Inc.(a)	590	92,270
AmerisourceBergen Corp.	936	88,911
Bristol-Myers Squibb Co.	1,771	104,843
Humana, Inc.	490	87,710
Illumina, Inc.(a)	538	94,591
Jazz Pharmaceuticals PLC(a)	661	87,787
Merck & Co., Inc.	1,417	69,986
Mylan, Inc. NV(a)	1,935	77,903
Quintiles Transnational Holdings, Inc.(a)	991	68,944
Regeneron Pharmaceuticals, Inc.(a)	202	93,958
UnitedHealth Group, Inc.	793	91,996

		1,125,005

Industrials 10.67%
Chicago Bridge & Iron Co. NV	2,172	86,142
Cintas Corp.	1,186	101,699
Delta Air Lines, Inc.	1,904	85,432
Masco Corp.	3,497	88,054
Norfolk Southern Corp.	692	52,869
PACCAR, Inc.	1,764	92,028
Robert Half International, Inc.	1,816	92,907
Rockwell Collins, Inc.	1,071	87,651
TransDigm Group, Inc.(a)	425	90,274
Trinity Industries, Inc.	4,381	99,317
United Continental Holdings, Inc.(a)	1,370	72,679

		949,052

Information Technology 19.23%
Akamai Technologies, Inc.(a)	1,400	96,684
Amphenol Corp. - Class A	1,613	82,198
Analog Devices, Inc.	1,825	102,948
Avago Technologies, Ltd.	875	109,384
Avnet, Inc.	2,011	85,829
EMC Corp.	2,541	61,391
Facebook, Inc. - Class A(a)	1,141	102,576
Juniper Networks, Inc.	2,766	71,114
LinkedIn Corp. - Class A(a)	540	102,670
Mastercard, Inc. - Class A	1,107	99,763
NCR Corp.(a)	3,584	81,536
Paychex, Inc.	2,324	110,692
QUALCOMM, Inc.	1,578	84,786
Red Hat, Inc.(a)	1,507	108,323
Solera Holdings, Inc.	1,859	100,386
Vantiv, Inc. - Class A(a)	2,168	97,387
VMware, Inc. - Class A(a)	1,252	98,645
The Western Union Co.	6,191	113,667

		1,709,979

24	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Core Fund
September 30, 2015

	Shares	Value

Materials 3.33%
Avery Dennison Corp.	1,501	$84,912
Martin Marietta Materials, Inc.	448	68,074
Royal Gold, Inc.	1,482	69,624
Vulcan Materials Co.	830	74,036

		296,646

Telecommunication Services 3.07%
AT&T, Inc.	1,922	62,619
SBA Communications Corp. - Class A(a)	991	103,797
Verizon Communications, Inc.	2,449	106,556

		272,972

Utilities 4.14%
Eversource Energy	1,812	91,723
ITC Holdings Corp.	2,582	86,084
NextEra Energy, Inc.	1,043	101,745
Pinnacle West Capital Corp.	1,385	88,834

		368,386

TOTAL COMMON STOCKS
(Cost $9,397,401)		8,899,868

Total Investments - 100.07%
(Cost $9,397,401)		8,899,868

Liabilities in Excess of Other Assets - (0.07%)		(6,650)

NET ASSETS - 100.00%		$8,893,218

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Annual Report | September 30, 2015	25

Schedule of Investments
Transparent Value Large-Cap Growth Fund
September 30, 2015

	Shares	Value

COMMON STOCKS 98.00%
Consumer Discretionary 20.17%
Amazon.com, Inc.(a)	100	$51,189
AMC Networks, Inc. - Class A(a)	723	52,902
CarMax, Inc.(a)	918	54,456
Chipotle Mexican Grill, Inc.(a)	84	60,501
Comcast Corp. - Class A	667	37,939
Expedia, Inc.	461	54,250
Harman International Industries, Inc.	622	59,706
Lear Corp.	519	56,457
Lennar Corp. - Class A	1,182	56,890
Lowe’s Cos., Inc.	805	55,480
The Madison Square Garden Co. - Class A(a)	633	45,665
Marriott International, Inc. - Class A	568	38,738
Norwegian Cruise Line Holdings, Ltd.(a)	680	38,964
O’Reilly Automotive, Inc.(a)	239	59,750
Polaris Industries, Inc.	467	55,979
The Priceline Group, Inc.(a)	42	51,948
Scripps Networks Interactive, Inc. - Class A	791	38,909
The TJX Cos., Inc.	867	61,921
Tractor Supply Co.	645	54,386
Tribune Media Co. - Class A	1,066	37,950

		1,023,980

Consumer Staples 6.48%
Church & Dwight Co., Inc.	569	47,739
Constellation Brands, Inc. - Class A	336	42,071
Costco Wholesale Corp.	250	36,143
CVS Health Corp.	511	49,301
The Hershey Co.	543	49,891
Monster Beverage Corp.(a)	393	53,110
Walgreens Boots Alliance, Inc.	612	50,857

		329,112

Energy 3.57%
EQT Corp.	580	37,566
FMC Technologies, Inc.(a)	1,247	38,657
HollyFrontier Corp.	777	37,949
Range Resources Corp.	1,059	34,015
Southwestern Energy Co.(a)	2,627	33,337

		181,524

Financials 11.32%
Ally Financial, Inc.(a)	2,946	60,039
CBRE Group, Inc. - Class A(a)	1,636	52,352
Equinix, Inc., REIT	220	60,148
Everest Re Group, Ltd.	288	49,922
Lazard, Ltd. - Class A	1,048	45,378
Moody’s Corp.	503	49,395
MSCI, Inc.	803	47,746
Raymond James Financial, Inc.	991	49,183
SEI Investments Co.	1,103	53,198
SL Green Realty Corp., REIT	517	55,919

	Shares	Value

Financials (continued)
Zions Bancorporation	1,870	$51,500

		574,780

Health Care 16.33%
Aetna, Inc.	467	51,094
Agilent Technologies, Inc.	1,548	53,143
Alexion Pharmaceuticals, Inc.(a)	337	52,703
AmerisourceBergen Corp.	535	50,820
Amgen, Inc.	373	51,593
Celgene Corp.(a)	523	56,573
Edwards Lifesciences Corp.(a)	378	53,740
Envision Healthcare Holdings, Inc.(a)	1,335	49,115
Gilead Sciences, Inc.	603	59,209
Illumina, Inc.(a)	307	53,977
Jazz Pharmaceuticals PLC(a)	378	50,202
Medivation, Inc.(a)	1,151	48,917
Regeneron Pharmaceuticals, Inc.(a)	115	53,491
Tenet Healthcare Corp.(a)	1,098	40,538
UnitedHealth Group, Inc.	453	52,553
Universal Health Services, Inc. - Class B	413	51,547

		829,215

Industrials 9.51%
Carlisle Cos., Inc.	509	44,476
Chicago Bridge & Iron Co. NV	1,242	49,258
Delta Air Lines, Inc.	1,088	48,819
JB Hunt Transport Services, Inc.	633	45,196
PACCAR, Inc.	1,008	52,587
Robert Half International, Inc.	1,038	53,104
Snap-on, Inc.	319	48,150
TransDigm Group, Inc.(a)	243	51,616
United Continental Holdings, Inc.(a)	783	41,538
Wabtec Corp.	549	48,339

		483,083

Information Technology 26.31%
3D Systems Corp.(a)	2,357	27,223
Akamai Technologies, Inc.(a)	800	55,248
Alliance Data Systems Corp.(a)	213	55,163
Amphenol Corp. - Class A	922	46,985
ANSYS, Inc.(a)	564	49,711
Apple, Inc.	514	56,694
Avago Technologies, Ltd.	500	62,505
CDK Global, Inc.	1,093	52,224
Citrix Systems, Inc.(a)	746	51,683
Cognizant Technology Solutions Corp. - Class A(a)	1,013	63,424
EMC Corp.	1,453	35,104
F5 Networks, Inc.(a)	450	52,110
Facebook, Inc. - Class A(a)	652	58,615
FLIR Systems, Inc.	1,150	32,188
Google, Inc. - Class C(a)	84	51,107
Juniper Networks, Inc.	1,581	40,647
LinkedIn Corp. - Class A(a)	308	58,560
Mastercard, Inc. - Class A	633	57,046
Nuance Communications, Inc.(a)	3,165	51,811

26	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Growth Fund
September 30, 2015

	Shares	Value

Information Technology (continued)
QUALCOMM, Inc.	902	$48,464
Red Hat, Inc.(a)	861	61,889
Salesforce.com, Inc.(a)	923	64,084
SanDisk Corp.	548	29,773
Skyworks Solutions, Inc.	736	61,979
Vantiv, Inc. - Class A(a)	1,239	55,656
VMware, Inc. - Class A(a)	715	56,335

		1,336,228

Materials 2.17%
Martin Marietta Materials, Inc.	256	38,899
Royal Gold, Inc.	847	39,792
The Sherwin-Williams Co.	142	31,635

		110,326

Telecommunication Services 1.17%
SBA Communications Corp. - Class A(a)	566	59,283

Utilities 0.97%
ITC Holdings Corp.	1,476	49,210

TOTAL COMMON STOCKS
(Cost $5,206,300)		4,976,741

EXCHANGE TRADED FUNDS 1.66%
iShares® S&P 500® Growth ETF	781	84,192

TOTAL EXCHANGE TRADED FUNDS
(Cost $87,241)		84,192

Total Investments - 99.66%
(Cost $5,293,541)		5,060,933

Other Assets in Excess of Liabilities - 0.34%		17,024

NET ASSETS - 100.00%		$5,077,957

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

See Notes to Financial Statements.

Annual Report | September 30, 2015	27

Schedule of Investments
Transparent Value Large-Cap Value Fund
September 30, 2015

	Shares	Value

COMMON STOCKS 100.06%
Consumer Discretionary 8.97%
Autoliv, Inc.	312	$34,011
CBS Corp. - Class B	767	30,603
Darden Restaurants, Inc.	674	46,196
Dillard’s, Inc. - Class A	456	39,850
Genuine Parts Co.	505	41,859
Johnson Controls, Inc.	571	23,617
Leggett & Platt, Inc.	875	36,094
Twenty-First Century Fox, Inc. - Class A	1,408	37,988
Wyndham Worldwide Corp.	516	37,100

		327,318

Consumer Staples 11.35%
Altria Group, Inc.	699	38,026
Avon Products, Inc.	6,665	21,661
The Clorox Co.	278	32,117
Dr. Pepper Snapple Group, Inc.	438	34,624
Hormel Foods Corp.	704	44,570
The J.M. Smucker Co.	271	30,918
Kimberly-Clark Corp.	260	28,351
The Kroger Co.	1,083	39,064
Mondelez International, Inc. - Class A	754	31,570
Reynolds American, Inc.	840	37,187
Tyson Foods, Inc. - Class A	774	33,359
Wal-Mart Stores, Inc.	657	42,600

		414,047

Energy 6.94%
Apache Corp.	639	25,023
Ensco PLC - Class A	1,982	27,907
Kinder Morgan, Inc.	1,026	28,400
Marathon Petroleum Corp.	875	40,539
Noble Corp. PLC	2,649	28,901
Phillips 66	329	25,280
QEP Resources, Inc.	1,535	19,233
Transocean, Ltd.	1,464	18,915
Valero Energy Corp.	649	39,005

		253,203

Financials 27.56%
ACE, Ltd.	329	34,019
Arthur J Gallagher & Co.	1,146	47,307
The Bank of New York Mellon Corp.	1,053	41,225
BB&T Corp.	1,338	47,633
Cincinnati Financial Corp.	856	46,053
Citigroup, Inc.	812	40,283
CME Group, Inc.	432	40,064
Cullen/Frost Bankers, Inc.	714	45,396
Fifth Third Bancorp	2,000	37,820
First Republic Bank	854	53,606
Huntington Bancshares, Inc.	3,740	39,644
KeyCorp	3,251	42,295
Legg Mason, Inc.	943	39,238
Liberty Property Trust, REIT	1,571	49,502
M&T Bank Corp.	379	46,219
MetLife, Inc.	825	38,899

	Shares	Value

Financials (continued)
National Retail Properties, Inc., REIT	1,358	$49,255
People’s United Financial, Inc.	2,779	43,714
The Progressive Corp.	1,211	37,105
Regions Financial Corp.	5,427	48,897
The Travelers Cos., Inc.	454	45,187
US Bancorp	1,047	42,937
Welltower, Inc., REIT	734	49,706

		1,006,004

Health Care 10.00%
AbbVie, Inc.	641	34,877
Boston Scientific Corp.(a)	1,770	29,046
Bristol-Myers Squibb Co.	805	47,656
Eli Lilly & Co.	139	11,633
Humana, Inc.	223	39,917
Johnson & Johnson	207	19,323
Merck & Co., Inc.	644	31,807
Mylan, Inc. NV(a)	880	35,429
PerkinElmer, Inc.	527	24,221
Pfizer, Inc.	969	30,436
Quintiles Transnational Holdings, Inc.(a)	451	31,376
St. Jude Medical, Inc.	466	29,400

		365,121

Industrials 9.67%
Cintas Corp.	539	46,219
General Electric Co.	1,246	31,424
Honeywell International, Inc.	347	32,858
Hubbell, Inc. - Class B	339	28,798
Ingersoll-Rand PLC	671	34,067
Masco Corp.	1,591	40,061
Norfolk Southern Corp.	315	24,066
Rockwell Collins, Inc.	487	39,856
Trinity Industries, Inc.	1,913	43,368
United Technologies Corp.	363	32,303

		353,020

Information Technology 13.52%
Amdocs, Ltd.	677	38,508
Analog Devices, Inc.	830	46,820
Applied Materials, Inc.	2,936	43,130
Arrow Electronics, Inc.(a)	655	36,208
Avnet, Inc.	850	36,278
Cadence Design Systems, Inc.(a)	1,698	35,115
Microchip Technology, Inc.	816	35,161
NCR Corp.(a)	1,631	37,105
Paychex, Inc.	1,057	50,345
Solera Holdings, Inc.	800	43,200
Total System Services, Inc.	881	40,024
The Western Union Co.	2,816	51,702

		493,596

Materials 2.96%
Albemarle Corp.	806	35,544
Avery Dennison Corp.	683	38,637

28	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Value Fund
September 30, 2015

	Shares	Value

Materials (continued)
Vulcan Materials Co.	378	$33,718

		107,899

Telecommunication Services 2.69%
AT&T, Inc.	874	28,475
Frontier Communications Corp.	1,993	9,467
Verizon Communications, Inc.	1,114	48,470
Windstream Holdings, Inc.	1,934	11,875

		98,287

Utilities 6.40%
Eversource Energy	824	41,711
Exelon Corp.	1,194	35,462
NextEra Energy, Inc.	474	46,238
NRG Energy, Inc.	1,960	29,106
PG&E Corp.	771	40,709
Pinnacle West Capital Corp.	630	40,408

		233,634

TOTAL COMMON STOCKS
(Cost $3,878,906)		3,652,129

Total Investments - 100.06%
(Cost $3,878,906)		3,652,129

Liabilities in Excess of Other Assets - (0.06%)		(2,122)

NET ASSETS - 100.00%		$3,650,007

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

NV -	Naamloze Vennootschap is the Dutch term for a public limited company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Annual Report | September 30, 2015	29

Schedule of Investments
Transparent Value Directional Allocation Fund
September 30, 2015

	Shares	Value

COMMON STOCKS 99.92%
Consumer Discretionary 14.79%
Amazon.com, Inc.(a)	26,103	$13,361,865
AMC Networks, Inc. - Class A(a)	187,590	13,725,960
Autoliv, Inc.	90,999	9,919,801
AutoNation, Inc.(a)	224,832	13,080,726
Comcast Corp. - Class A	171,685	9,765,443
Darden Restaurants, Inc.	200,334	13,730,892
The Home Depot, Inc.	90,525	10,454,732
Lennar Corp. - Class A	304,185	14,640,424
Polaris Industries, Inc.	117,522	14,087,362
Scripps Networks Interactive, Inc. - Class A	199,785	9,827,424
The TJX Cos., Inc.	223,212	15,941,801
Twenty-First Century Fox, Inc. - Class A	433,532	11,696,693
Ulta Salon Cosmetics & Fragrance, Inc.(a)	81,987	13,392,577
Wyndham Worldwide Corp.	150,711	10,836,121

		174,461,821

Consumer Staples 7.89%
Colgate-Palmolive Co.	149,992	9,518,492
Constellation Brands, Inc. - Class A	84,827	10,621,189
CVS Health Corp.	129,506	12,494,739
The Hershey Co.	137,531	12,636,348
Hormel Foods Corp.	204,167	12,925,813
The Kroger Co.	320,152	11,547,883
Monster Beverage Corp.(a)	100,494	13,580,759
Tyson Foods, Inc. - Class A	227,162	9,790,682

		93,115,905

Energy 5.67%
EQT Corp.	147,628	9,561,866
FMC Technologies, Inc.(a)	308,980	9,578,380
HollyFrontier Corp.	202,749	9,902,261
Pioneer Natural Resources Co.	78,112	9,501,544
Range Resources Corp.	265,220	8,518,866
Southwestern Energy Co.(a)	630,404	7,999,827
Valero Energy Corp.	196,920	11,834,892

		66,897,636

Financials 18.49%
Arthur J Gallagher & Co.	335,664	13,856,210
BB&T Corp.	382,345	13,611,482
Capital One Financial Corp.	96,064	6,966,561
CBRE Group, Inc. - Class A(a)	416,324	13,322,368
Cincinnati Financial Corp.	257,662	13,862,216
Comerica, Inc.	243,407	10,004,028
Equinix, Inc., REIT	56,001	15,310,673
First Republic Bank	246,794	15,491,259
The Goldman Sachs Group, Inc.	56,310	9,784,426
KeyCorp	922,550	12,002,375
Liberty Property Trust, REIT	465,096	14,655,175
LPL Financial Holdings, Inc.	260,069	10,342,944
McGraw Hill Financial, Inc.	122,903	10,631,110

	Shares	Value

Financials (continued)
The PNC Financial Services Group, Inc.	117,518	$10,482,606
Regions Financial Corp.	1,543,021	13,902,619
Reinsurance Group of America, Inc.	88,983	8,060,970
SL Green Realty Corp., REIT	134,077	14,501,768
T Rowe Price Group, Inc.	163,820	11,385,490

		218,174,280

Health Care 15.72%
Agilent Technologies, Inc.	393,125	13,495,981
Allergan, Inc. PLC(a)	44,483	12,090,924
Bristol-Myers Squibb Co.	238,207	14,101,854
Edwards Lifesciences Corp.(a)	96,862	13,770,871
Envision Healthcare Holdings, Inc.(a)	346,465	12,746,447
Gilead Sciences, Inc.	154,046	15,125,777
Illumina, Inc.(a)	79,887	14,045,732
Medivation, Inc.(a)	302,076	12,838,230
Mylan, Inc. NV(a)	259,725	10,456,529
Quintiles Transnational Holdings, Inc.(a)	133,825	9,310,205
Regeneron Pharmaceuticals, Inc.(a)	29,859	13,888,615
Sirona Dental Systems, Inc.(a)	79,369	7,408,303
UnitedHealth Group, Inc.	117,163	13,592,080
Universal Health Services, Inc. - Class B	107,128	13,370,646
Waters Corp.(a)	77,983	9,218,370

		185,460,564

Industrials 8.82%
AGCO Corp.	157,450	7,341,894
B/E Aerospace, Inc.	240,257	10,547,282
The Boeing Co.	74,339	9,734,692
C.H. Robinson Worldwide, Inc.	150,795	10,220,885
Cintas Corp.	158,679	13,606,724
Honeywell International, Inc.	101,407	9,602,229
Southwest Airlines Co.	278,616	10,598,553
Stanley Black & Decker, Inc.	100,445	9,741,156
TransDigm Group, Inc.(a)	62,310	13,235,267
United Technologies Corp.	105,864	9,420,837

		104,049,519

Information Technology 20.71%
Amphenol Corp. - Class A	234,743	11,962,503
Apple, Inc.	127,813	14,097,774
Avnet, Inc.	264,946	11,307,895
Citrix Systems, Inc.(a)	189,770	13,147,266
eBay, Inc.(a)	288,548	7,052,113
F5 Networks, Inc.(a)	113,600	13,154,880
Facebook, Inc. - Class A(a)	167,203	15,031,550
Global Payments, Inc.	87,361	10,022,928
Intuit, Inc.	115,406	10,242,283
Juniper Networks, Inc.	399,134	10,261,735
Lam Research Corp.	220,676	14,416,763
LinkedIn Corp. - Class A(a)	78,093	14,847,822
Marvell Technology Group, Ltd.	904,402	8,184,838
QUALCOMM, Inc.	228,189	12,260,595

30	www.transparentvalue.com

Schedule of Investments
Transparent Value Directional Allocation Fund
September 30, 2015

	Shares	Value

Information Technology (continued)
Red Hat, Inc.(a)	219,963	$15,810,941
Salesforce.com, Inc.(a)	235,749	16,368,053
Vantiv, Inc. - Class A(a)	314,682	14,135,515
VeriSign, Inc.(a)	184,886	13,045,556
Visa, Inc. - Class A	142,458	9,923,624
Xilinx, Inc.	213,608	9,056,979

		244,331,613

Materials 2.69%
Albemarle Corp.	237,787	10,486,407
Avery Dennison Corp.	200,290	11,330,405
Vulcan Materials Co.	110,625	9,867,750

		31,684,562

Telecommunication Services 2.30%
Level 3 Communications, Inc.(a)	278,309	12,159,320
SBA Communications Corp. - Class A(a)	143,214	15,000,235

		27,159,555

Utilities 2.84%
Calpine Corp.(a)	657,551	9,600,245
NextEra Energy, Inc.	140,677	13,723,041
UGI Corp.	291,720	10,157,690

		33,480,976

TOTAL COMMON STOCKS
(Cost $1,245,999,793)		1,178,816,431

EXCHANGE TRADED FUNDS 0.20%
SPDR® S&P 500® ETF Trust	12,364	2,369,313

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,396,115)		2,369,313

Total Investments - 100.12%
(Cost $1,248,395,908)		1,181,185,744

Liabilities in Excess of Other Assets - (0.12%)		(1,387,175)

NET ASSETS - 100.00%		$1,179,798,569

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

Annual Report | September 30, 2015	31

Schedule of Investments
Transparent Value Small-Cap Fund
September 30, 2015

	Shares	Value

COMMON STOCKS 95.32%
Consumer Discretionary 14.16%
Five Below, Inc.(a)	726	$24,379
G-III Apparel Group, Ltd.(a)	366	22,568
Grand Canyon Education, Inc.(a)	611	23,212
La Quinta Holdings, Inc.(a)	1,276	20,135
Lithia Motors, Inc. - Class A	228	24,649
Live Nation Entertainment, Inc.(a)	613	14,737
Papa John’s International, Inc.	294	20,133
Restoration Hardware Holdings, Inc.(a)	261	24,354
Service Corp. International	591	16,016
Shutterfly, Inc.(a)	707	25,275
Sinclair Broadcast Group, Inc. - Class A	678	17,167
Skechers U.S.A. Inc - Class A(a)	178	23,866
Standard Pacific Corp.(a)	2,573	20,584
Thor Industries, Inc.	425	22,015
Winnebago Industries, Inc.	1,004	19,227

		318,317

Consumer Staples 3.14%
Cal-Maine Foods, Inc.	408	22,281
Nu Skin Enterprises, Inc. - Class A	287	11,847
Rite Aid Corp.(a)	2,313	14,040
Vector Group, Ltd.	994	22,474

		70,642

Energy 2.55%
Diamondback Energy, Inc.(a)	337	21,770
PBF Energy, Inc. - Class A	591	16,684
Western Refining, Inc.	427	18,839

		57,293

Financials 24.97%
American Equity Investment Life
Holding Co.	1,044	24,336
Ashford Hospitality Trust, Inc., REIT	2,839	17,318
Aspen Insurance Holdings, Ltd.	451	20,958
Assurant, Inc.	305	24,098
BioMed Realty Trust, Inc., REIT	1,141	22,797
Columbia Property Trust, Inc., REIT	973	22,574
Commerce Bancshares, Inc.	495	22,552
CyrusOne, Inc., REIT	719	23,482
Education Realty Trust, Inc., REIT	735	24,218
EPR Properties, REIT	435	22,433
Financial Engines, Inc.	725	21,366
FNB Corp.	1,857	24,048
Glacier Bancorp, Inc.	791	20,874
Hersha Hospitality Trust, REIT	919	20,825
HFF, Inc. - Class A	665	22,450
Highwoods Properties, Inc., REIT	586	22,707
Hospitality Properties Trust, REIT	913	23,355
Janus Capital Group, Inc.	1,483	20,169
Maiden Holdings, Ltd.	1,477	20,501
Medical Properties Trust, Inc., REIT	2,110	23,337
Signature Bank(a)	202	27,787
SVB Financial Group(a)	176	20,335
Synovus Financial Corp.	676	20,010

	Shares	Value

Financials (continued)
Webster Financial Corp.	723	$25,760
Wintrust Financial Corp.	427	22,815

		561,105

Health Care 11.29%
Acorda Therapeutics, Inc.(a)	555	14,713
Affymetrix, Inc.(a)	1,839	15,705
Amsurg Corp.(a)	290	22,536
Cambrex Corp.(a)	438	17,380
Centene Corp.(a)	406	22,018
Emergent BioSolutions, Inc.(a)	590	16,809
Globus Medical, Inc. - Class A(a)	1,149	23,738
Integra LifeSciences Holdings Corp.(a)	377	22,450
Ligand Pharmaceuticals, Inc.(a)	180	15,417
Masimo Corp.(a)	588	22,673
Medidata Solutions, Inc.(a)	487	20,508
Sagent Pharmaceuticals, Inc.(a)	1,013	15,529
Veeva Systems, Inc. - Class A(a)	1,032	24,159

		253,635

Industrials 14.38%
Air Lease Corp.	706	21,829
Aircastle, Ltd.	960	19,786
Alaska Air Group, Inc.	279	22,166
Allegion PLC	312	17,990
AO Smith Corp.	317	20,665
ArcBest Corp.	861	22,188
Deluxe Corp.	418	23,299
Dycom Industries, Inc.(a)	263	19,031
HD Supply Holdings, Inc.(a)	634	18,145
JetBlue Airways Corp.(a)	883	22,755
KAR Auction Services, Inc.	682	24,211
On Assignment, Inc.(a)	670	24,723
Proto Labs, Inc.(a)	362	24,254
TASER International, Inc.(a)	944	20,792
Wabash National Corp.(a)	2,008	21,265

		323,099

Information Technology 17.81%
CDW Corp.	607	24,802
comScore, Inc.(a)	540	24,921
Dealertrack Technologies, Inc.(a)	395	24,948
Electronics For Imaging, Inc.(a)	520	22,506
EPAM Systems, Inc.(a)	328	24,443
Fairchild Semiconductor International, Inc.(a)	1,719	24,135
GrubHub, Inc.(a)	1,006	24,486
Ingram Micro, Inc. - Class A	813	22,146
IPG Photonics Corp.(a)	305	23,171
LogMeIn, Inc.(a)	373	25,424
Manhattan Associates, Inc.(a)	435	27,100
Mentor Graphics Corp.	977	24,063
Monolithic Power Systems, Inc.	535	27,392
NeuStar, Inc. - Class A(a)	1,015	27,618
Ruckus Wireless, Inc.(a)	2,049	24,342

32	www.transparentvalue.com

Schedule of Investments
Transparent Value Small-Cap Fund
September 30, 2015

	Shares	Value

Information Technology (continued)
Synaptics, Inc.(a)	348	$28,696

		400,193

Materials 3.46%
Compass Minerals International, Inc.	216	16,928
Eagle Materials, Inc.	202	13,821
Headwaters, Inc.(a)	948	17,822
KapStone Paper and Packaging Corp.	953	15,734
Resolute Forest Products, Inc.(a)	1,612	13,396

		77,701

Telecommunication Services 1.07%
8x8, Inc.(a)	2,910	24,066

Utilities 2.49%
ALLETE, Inc.	385	19,439
Pattern Energy Group, Inc.	944	18,021
South Jersey Industries, Inc.	732	18,483

		55,943

TOTAL COMMON STOCKS
(Cost $2,235,591)		2,141,994

EXCHANGE TRADED FUNDS 2.69%
iShares® Russell 2000® ETF	553	60,388

TOTAL EXCHANGE TRADED FUNDS
(Cost $67,150)		60,388

Total Investments - 98.01%
(Cost $2,302,741)		2,202,382

Other Assets in Excess of Liabilities - 1.99%		44,798

NET ASSETS - 100.00%		$2,247,180

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Annual Report | September 30, 2015	33

Statements of Assets and Liabilities
September 30, 2015

	Transparent Value Large-Cap Aggressive Fund	Transparent Value Large-Cap Defensive Fund	Transparent Value Large-Cap Market Fund

ASSETS:
Investment securities, at cost	$19,140,784	$49,852,677	$50,267,837

Investment securities, at value	$17,840,137	$49,035,583	$49,039,102
Cash	81,748	144,481	151,188
Dividends receivable	11,908	55,963	45,313
Receivable for securities sold	305,671	10,165	1,113,720
Receivable for capital shares sold	–	1,036	18,340
Other assets	18,848	20,667	20,352

Total Assets	18,258,312	49,267,895	50,388,015

LIABILITIES:
Payable for capital shares redeemed	267,535	47,977	1,002,469
Payable for securities purchased	28,763	–	–
Accrued expenses:
Payable for investment adviser fees	810	25,967	25,287
Payable for administration fees	2,577	3,897	3,813
Payable for distribution and services fees	4,565	16,353	20,082
Payable for trustees’ fees	3,709	3,709	3,709
Payable for Chief Compliance Officer fees	1,114	1,115	1,115
Accrued expenses and other payables	38,646	45,969	54,111

Total Liabilities	347,719	144,987	1,110,586

Net Assets	$17,910,593	$49,122,908	$49,277,429

NET ASSETS CONSIST OF:
Paid-in capital	$19,670,080	$47,686,175	$49,786,359
Accumulated net investment income (loss)	(49,940)	95,828	7,878
Accumulated net realized gain (loss) on investments	(408,900)	2,157,999	711,927
Net unrealized depreciation on investments	(1,300,647)	(817,094)	(1,228,735)

Net Assets	$17,910,593	$49,122,908	$49,277,429

PRICING OF CLASS A SHARES:
Net assets	$1,333,383	$8,941,392	$6,030,504
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	202,700	844,325	633,042

Net assets value, offering and redemption price per share	$6.58	$10.59	$9.53

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$6.98	$11.24	$10.11

PRICING OF CLASS C SHARES:
Net assets	$1,180,025	$8,884,888	$13,315,943
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	185,216	846,338	1,422,981

Net assets value, offering and redemption price per share	$6.37	$10.50	$9.36

PRICING OF CLASS F-1 SHARES:
Net assets	$12,011,702	$17,457,986	$15,895,614
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	1,794,543	1,622,348	1,632,232

Net assets value, offering and redemption price per share	$6.69	$10.76	$9.74

PRICING OF CLASS I SHARES:
Net assets	$3,385,483	$13,838,642	$14,035,368
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	496,847	1,274,194	1,419,378

Net assets value, offering and redemption price per share	$6.81	$10.86	$9.89

See Notes to Financial Statements.

34	www.transparentvalue.com

Statements of Assets and Liabilities
September 30, 2015

	Transparent Value Dividend Fund	Transparent Value Large-Cap Core Fund	Transparent Value Large-Cap Growth Fund

ASSETS:
Investment securities, at cost	$28,187,656	$9,397,401	$5,293,541

Investment securities, at value	$27,344,056	$8,899,868	$5,060,933
Cash	89,008	7,858	35,942
Dividends receivable	71,801	10,819	1,709
Receivable for securities sold	13,740	26,352	–
Receivable for capital shares sold	13,250	1,644	–
Receivable due from Adviser	–	10,789	10,652
Other assets	15,720	14,155	14,268

Total Assets	27,547,575	8,971,485	5,123,504

LIABILITIES:
Payable for capital shares redeemed	112,641	8,589	–
Payable for securities purchased	–	19,176	–
Accrued expenses:
Payable for investment adviser fees	5,518	–	–
Payable for administration fees	2,841	1,806	1,956
Payable for distribution and services fees	10,316	1,371	1,040
Payable for trustees’ fees	3,709	3,709	3,709
Payable for Chief Compliance Officer fees	1,115	1,115	1,114
Accrued expenses and other payables	44,202	42,501	37,728

Total Liabilities	180,342	78,267	45,547

Net Assets	$27,367,233	$8,893,218	$5,077,957

NET ASSETS CONSIST OF:
Paid-in capital	$29,002,013	$9,363,613	$4,818,656
Accumulated net investment income	37,465	48,335	–
Accumulated net realized gain (loss) on investments	(828,645)	(21,197)	491,909
Net unrealized depreciation on investments	(843,600)	(497,533)	(232,608)

Net Assets	$27,367,233	$8,893,218	$5,077,957

PRICING OF CLASS A SHARES:
Net assets	$5,312,825	$1,109,485	$514,415
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	520,593	114,806	44,347

Net assets value, offering and redemption price per share	$10.21	$9.66	$11.60

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$10.83	$10.25	$12.31

PRICING OF CLASS C SHARES:
Net assets	$8,244,985	$907,358	$860,676
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	811,261	95,501	76,646

Net assets value, offering and redemption price per share	$10.16	$9.50	$11.23

PRICING OF CLASS F-1 SHARES:
Net assets	$1,686,181	$118,712	$37,404
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	163,988	12,200	3,197

Net assets value, offering and redemption price per share	$10.28	$9.73	$11.70

PRICING OF CLASS I SHARES:
Net assets	$12,123,242	$6,757,663	$3,665,462
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	1,203,362	694,013	309,374

Net assets value, offering and redemption price per share	$10.07	$9.74	$11.85

See Notes to Financial Statements.

Annual Report | September 30, 2015	35

Statements of Assets and Liabilities
September 30, 2015

	Transparent Value Large-Cap Value Fund	Transparent Value Directional Allocation Fund	Transparent Value Small-Cap Fund

ASSETS:
Investment securities, at cost	$3,878,906	$1,248,395,908	$2,302,741

Investment securities, at value	$3,652,129	$1,181,185,744	$2,202,382
Cash	8,312	1,234,750	55,590
Dividends receivable	7,608	1,007,879	3,057
Receivable for securities sold	–	7,413,598	–
Receivable for capital shares sold	–	158,079	–
Receivable due from Adviser	14,734	–	13,524
Other assets	13,821	75,917	16,862

Total Assets	3,696,604	1,191,075,967	2,291,415

LIABILITIES:
Loan payable	–	975,000	–
Interest due on loan payable	–	121	–
Payable for capital shares redeemed	–	8,484,184	–
Accrued expenses:
Payable for investment adviser fees	–	952,103	–
Payable for administration fees	2,077	55,270	2,797
Payable for distribution and services fees	705	495,502	298
Payable for trustees’ fees	3,709	3,709	3,709
Payable for Chief Compliance Officer fees	1,114	1,115	1,114
Accrued expenses and other payables	38,992	310,394	36,317

Total Liabilities	46,597	11,277,398	44,235

Net Assets	$3,650,007	$1,179,798,569	$2,247,180

NET ASSETS CONSIST OF:
Paid-in capital	$3,682,102	$1,363,576,448	$2,471,712
Accumulated net investment income (loss)	41,065	(2,661,792)	6,328
Accumulated net realized gain (loss) on investments	153,617	(113,905,923)	(130,501)
Net unrealized depreciation on investments	(226,777)	(67,210,164)	(100,359)

Net Assets	$3,650,007	$1,179,798,569	$2,247,180

PRICING OF CLASS A SHARES:
Net assets	$229,931	$246,227,286	$201,532
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	25,244	21,204,128	22,421

Net assets value, offering and redemption price per share	$9.11	$11.61	$8.99

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$9.67	$12.32	$9.54

PRICING OF CLASS C SHARES:
Net assets	$549,070	$376,154,094	$210,581
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	61,297	33,101,026	23,618

Net assets value, offering and redemption price per share	$8.96	$11.36	$8.92

PRICING OF CLASS F-1 SHARES:
Net assets	$11,314	$54,146,851	$13,913
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	1,267	4,649,250	1,544

Net assets value, offering and redemption price per share	$8.93	$11.65	$9.01

PRICING OF CLASS I SHARES:
Net assets	$2,859,692	$503,270,338	$1,821,154
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	315,209	42,842,059	201,449

Net assets value, offering and redemption price per share	$9.07	$11.75	$9.04

See Notes to Financial Statements.

36	www.transparentvalue.com

Statements of Operations

	Transparent Value Large-Cap Aggressive Fund	Transparent Value Large-Cap Defensive Fund	Transparent Value Large-Cap Market Fund

	For the Year Ended September 30, 2015	For the Year Ended September 30, 2015	For the Year Ended September 30, 2015

INVESTMENT INCOME:

Dividends	$243,984	$1,125,146	$1,076,995

Total Investment Income	243,984	1,125,146	1,076,995

EXPENSES:

Investment Adviser fees	229,449	566,462	700,851
Distribution and service fees:
Class A	6,738	30,621	30,639
Class C	14,580	131,618	161,917
Class F-1	39,141	49,056	51,035
Administration fees	14,680	30,759	36,702
Interest Expense	1,665	2,293	6,945
Custody fees	4,200	11,802	21,993
Audit and Tax fees	25,648	25,648	25,648
Legal fees	23,759	27,714	28,905
Transfer agency fees	31,328	42,666	55,209
Trustee fees	15,328	15,328	15,328
Registration fees	51,569	52,605	52,680
Insurance fees	1,572	2,897	3,866
Printing fees	1,619	5,629	8,300
Chief Compliance Officer fees	13,375	13,375	13,375
Other expenses	11,477	12,208	12,700

Total Expenses Before Waivers and/or Reimbursements	486,128	1,020,681	1,226,093

Less fees waived and/or reimbursed by Adviser (Note 6):
Class A	(11,819)	(16,151)	(13,892)
Class C	(9,557)	(33,373)	(36,005)
Class F-1	(102,633)	(49,754)	(45,393)
Class I	(33,101)	(43,010)	(61,686)

Net Expenses	329,018	878,393	1,069,117

Net Investment Income (Loss)	(85,034)	246,753	7,878

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) investments	(356,951)	2,250,337	753,834
Net change in unrealized appreciation (depreciation) on investments	(1,183,786)	(881,106)	169,614

Net Realized and Unrealized Gain (Loss) on Investments	(1,540,737)	1,369,231	923,448

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,625,771)	$1,615,984	$931,326

See Notes to Financial Statements.

Annual Report | September 30, 2015	37

Statements of Operations

	Transparent Value Dividend Fund	Transparent Value Large-Cap Core Fund	Transparent Value Large-Cap Growth Fund

	For the Year Ended September 30, 2015	For the Year Ended September 30, 2015	For the Year Ended September 30, 2015

INVESTMENT INCOME:

Dividends (Net of foreign withholding taxes of $–, $90 and $59, respectively)	$1,286,779	$259,530	$57,808

Total Investment Income	1,286,779	259,530	57,808

EXPENSES:

Investment Adviser fees	374,060	136,386	63,146
Distribution and service fees:
Class A	29,804	5,107	2,273
Class C	98,864	11,922	9,338
Class F-1	6,420	907	102
Administration fees	21,380	9,475	6,863
Interest Expense	2,041	935	547
Custody fees	6,509	10,878	5,244
Audit and Tax fees	25,648	25,648	25,648
Legal fees	25,471	22,811	21,947
Transfer agency fees	45,201	34,844	29,475
Trustee fees	15,328	15,328	15,328
Registration fees	55,194	52,174	52,410
Insurance fees	2,098	652	346
Printing fees	10,132	2,898	703
Chief Compliance Officer fees	13,375	13,375	13,375
Other expenses	11,646	11,044	10,842

Total Expenses Before Waivers and/or Reimbursements	743,171	354,384	257,587

Less fees waived and/or reimbursed by Adviser (Note 6):
Class A	(33,280)	(18,915)	(16,713)
Class C	(43,418)	(14,748)	(24,194)
Class F-1	(11,279)	(4,488)	(1,060)
Class I	(79,241)	(137,950)	(129,880)

Net Expenses	575,953	178,283	85,740

Net Investment Income (Loss)	710,826	81,247	(27,932)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) investments	(756,208)	(15,049)	533,190
Net change in unrealized depreciation on investments	(25,130)	(545,813)	(536,324)

Net Realized and Unrealized Loss on Investments	(781,338)	(560,862)	(3,134)

Net Decrease in Net Assets Resulting from Operations	$(70,512)	$(479,615)	$(31,066)

See Notes to Financial Statements.

38	www.transparentvalue.com

Statements of Operations

	Transparent Value Large-Cap Value Fund	Transparent Value Directional Allocation Fund	Transparent Value Small-Cap Fund

	For the Year Ended September 30, 2015	For the Year Ended September 30, 2015	For the Year Ended September 30, 2015

INVESTMENT INCOME:

Dividends (Net of foreign withholding taxes of $–, $– and $44, respectively)	$120,162	$22,725,152	$42,254

Total Investment Income	120,162	22,725,152	42,254

EXPENSES:

Investment Adviser fees	43,917	17,195,168	28,430
Distribution and service fees:
Class A	936	1,111,561	639
Class C	8,219	5,116,391	2,510
Class F-1	21	219,309	35
Administration fees	6,308	821,669	7,270
Interest Expense	166	86,966	58
Custody fees	7,698	54,467	2,273
Audit and Tax fees	25,648	25,648	25,648
Legal fees	21,753	216,218	21,521
Transfer agency fees	28,883	682,568	28,347
Trustee fees	15,329	15,328	15,329
Registration fees	51,470	184,493	68,072
Insurance fees	261	109,890	77
Printing fees	697	381,239	1,101
Chief Compliance Officer fees	13,375	13,375	13,375
Recoupment of previously waived fees
Class C	–	29,010	–
Class F-1	–	8,575	–
Class I	–	96,344	–
Other expenses	10,797	53,881	11,803

Total Expenses Before Waivers and/or Reimbursements	235,478	26,422,100	226,488

Less fees waived and/or reimbursed by Adviser (Note 6):
Class A	(11,175)	–	(15,857)
Class C	(31,163)	–	(19,404)
Class F-1	(321)	–	(1,070)
Class I	(132,354)	–	(154,584)

Net Expenses	60,465	26,422,100	35,573

Net Investment Income (Loss)	59,697	(3,696,948)	6,681

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) investments	160,272	(113,683,660)	(100,137)
Net change in unrealized appreciation (depreciation) on investments	(355,966)	(10,284,012)	35,414

Net Realized and Unrealized Loss on Investments	(195,694)	(123,967,672)	(64,723)

Net Decrease in Net Assets Resulting from Operations	$(135,997)	$(127,664,620)	$(58,042)

See Notes to Financial Statements.

Annual Report | September 30, 2015	39

Statements of Changes in Net Assets
Transparent Value Large-Cap Aggressive Fund

	For the Year Ended	For the Year Ended
	September 30, 2015	September 30, 2014

FROM OPERATIONS:
Net investment loss	$(85,034)	$(223,874)
Net realized gain (loss) on investments	(356,951)	14,476,888
Net change in unrealized depreciation on investments	(1,183,786)	(5,916,535)

Net Increase (Decrease) in net assets resulting from operations	(1,625,771)	8,336,479

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from realized capital gains	(970,183)	(427,947)
Class C:
Distributions from realized capital gains	(656,917)	(246,106)
Class F-1:
Distributions from realized capital gains	(9,847,844)	(5,155,876)
Class I:
Distributions from realized capital gains	(2,826,615)	(4,651,716)

Decrease in net assets from distributions to shareholders	(14,301,559)	(10,481,645)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	1,988,156	1,484,977
Net asset value of shares issued in reinvestment of distributions to shareholders	865,481	369,647
Payments for shares redeemed	(2,452,128)	(3,071,051)

Net increase (decrease) in net assets from Class A capital share transactions	401,509	(1,216,427)

Class C Shares:
Proceeds from shares sold	215,330	783,303
Net asset value of shares issued in reinvestment of distributions to shareholders	585,767	206,266
Payments for shares redeemed	(346,684)	(538,613)

Net increase in net assets from Class C capital share transactions	454,413	450,956

Class F-1 Shares:
Proceeds from shares sold	12,169	76,884
Net asset value of shares issued in reinvestment of distributions to shareholders	168,067	66,602
Payments for shares redeemed	(1,536,664)	(4,437,912)

Net decrease in net assets from Class F-1 capital share transactions	(1,356,428)	(4,294,426)

Class I Shares:
Proceeds from shares sold	2,292,136	2,545,268
Net asset value of shares issued in reinvestment of distributions to shareholders	1,502,235	4,010,555
Payments for shares redeemed	(3,365,463)	(26,436,928)

Net increase (decrease) in net assets from Class I capital share transactions	428,908	(19,881,105)

Total Decrease in Net Assets	(15,998,928)	(27,086,168)

NET ASSETS:
Beginning of period	33,909,521	60,995,689

End of period	$17,910,593	$33,909,521

Accumulated Net Investment Loss	$(49,940)	$–

See Notes to Financial Statements.

40	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Large-Cap Defensive Fund

	For the Year Ended	For the Year Ended
	September 30, 2015	September 30, 2014

FROM OPERATIONS:
Net investment income	$246,753	$230,016
Net realized gain on investments	2,250,337	10,761,152
Net change in unrealized depreciation on investments	(881,106)	(2,483,303)

Net Increase in net assets resulting from operations	1,615,984	8,507,865

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from net investment income	(54,401)	(7,717)
Distributions from realized capital gains	(1,624,493)	(1,662,762)
Class C:
Distributions from net investment income	(38,833)	(8,572)
Distributions from realized capital gains	(2,484,020)	(1,883,509)
Class F-1:
Distributions from net investment income	(143,676)	(19,556)
Distributions from realized capital gains	(3,729,824)	(4,239,411)
Class I:
Distributions from net investment income	(144,023)	(16,562)
Distributions from realized capital gains	(2,991,980)	(3,590,486)

Decrease in net assets from distributions to shareholders	(11,211,250)	(11,428,575)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	2,833,743	2,459,981
Net asset value of shares issued in reinvestment of distributions to shareholders	1,387,170	1,542,389
Payments for shares redeemed	(3,370,583)	(5,526,359)

Net increase (decrease) in net assets from Class A capital share transactions	850,330	(1,523,989)

Class C Shares:
Proceeds from shares sold	3,327,020	2,801,564
Net asset value of shares issued in reinvestment of distributions to shareholders	2,129,582	1,656,636
Payments for shares redeemed	(8,691,206)	(1,102,853)

Net increase (decrease) in net assets from Class C capital share transactions	(3,234,604)	3,355,347

Class F-1 Shares:
Proceeds from shares sold	87,779	552,668
Net asset value of shares issued in reinvestment of distributions to shareholders	118,147	179,824
Payments for shares redeemed	(1,984,682)	(4,776,072)

Net decrease in net assets from Class F-1 capital share transactions	(1,778,756)	(4,043,580)

Class I Shares:
Proceeds from shares sold	4,724,274	6,711,865
Net asset value of shares issued in reinvestment of distributions to shareholders	2,430,085	2,604,868
Payments for shares redeemed	(10,518,039)	(13,395,182)

Net decrease in net assets from Class I capital share transactions	(3,363,680)	(4,078,449)

Total Decrease in Net Assets	(17,121,976)	(9,211,381)

NET ASSETS:
Beginning of period	66,244,884	75,456,265

End of period	$49,122,908	$66,244,884

Accumulated Net Investment Income	$95,828	$230,008

See Notes to Financial Statements.

Annual Report | September 30, 2015	41

Statements of Changes in Net Assets
Transparent Value Large-Cap Market Fund

	For the Year Ended	For the Year Ended
	September 30, 2015	September 30, 2014

FROM OPERATIONS:
Net investment income (loss)	$7,878	$(213,011)
Net realized gain on investments	753,834	20,934,833
Net change in unrealized appreciation (depreciation) on investments	169,614	(6,660,455)

Net Increase in net assets resulting from operations	931,326	14,061,367

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from realized capital gains	(2,763,609)	(5,902,964)
Class C:
Distributions from realized capital gains	(3,919,931)	(3,153,817)
Class F-1:
Distributions from realized capital gains	(6,434,805)	(6,647,358)
Class I:
Distributions from realized capital gains	(7,523,704)	(8,012,805)

Decrease in net assets from distributions to shareholders	(20,642,049)	(23,716,944)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	2,395,304	6,849,928
Net asset value of shares issued in reinvestment of distributions to shareholders	2,577,945	5,061,821
Payments for shares redeemed	(10,931,259)	(24,454,915)

Net decrease in net assets from Class A capital share transactions	(5,958,010)	(12,543,166)

Class C Shares:
Proceeds from shares sold	7,019,177	2,967,008
Net asset value of shares issued in reinvestment of distributions to shareholders	3,623,923	2,747,839
Payments for shares redeemed	(9,029,230)	(3,057,050)

Net increase in net assets from Class C capital share transactions	1,613,870	2,657,797

Class F-1 Shares:
Proceeds from shares sold	289,628	982,593
Net asset value of shares issued in reinvestment of distributions to shareholders	1,243,125	1,076,218
Payments for shares redeemed	(6,245,583)	(8,021,627)

Net decrease in net assets from Class F-1 capital share transactions	(4,712,830)	(5,962,816)

Class I Shares:
Proceeds from shares sold	10,290,331	23,231,919
Net asset value of shares issued in reinvestment of distributions to shareholders	6,489,073	6,633,077
Payments for shares redeemed	(49,634,586)	(15,977,764)

Net increase (decrease) in net assets from Class I capital share transactions	(32,855,182)	13,887,232

Total Decrease in Net Assets	(61,622,875)	(11,616,530)

NET ASSETS:
Beginning of period	110,900,304	122,516,834

End of period	$49,277,429	$110,900,304

Accumulated Net Investment Income	$7,878	$–

See Notes to Financial Statements.

42	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Dividend Fund

	For the Year Ended	For the Year Ended
	September 30, 2015	September 30, 2014

FROM OPERATIONS:
Net investment income	$710,826	$623,199
Net realized gain (loss) on investments	(756,208)	5,375,228
Net change in unrealized depreciation on investments	(25,130)	(2,090,748)

Net Increase (Decrease) in net assets resulting from operations	(70,512)	3,907,679

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from net investment income	(156,746)	(302,943)
Distributions from realized capital gains	(1,224,122)	(2,689,047)
Class C:
Distributions from net investment income	(115,210)	(71,200)
Distributions from realized capital gains	(1,171,197)	(834,717)
Class F-1:
Distributions from net investment income	(48,982)	(84,275)
Distributions from realized capital gains	(377,964)	(728,498)
Class I:
Distributions from net investment income	(385,415)	(153,798)
Distributions from realized capital gains	(2,528,630)	(498,030)

Decrease in net assets from distributions to shareholders	(6,008,266)	(5,362,508)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	4,349,894	4,057,168
Net asset value of shares issued in reinvestment of distributions to shareholders	1,095,911	2,684,581
Payments for shares redeemed	(8,474,154)	(21,557,011)

Net decrease in net assets from Class A capital share transactions	(3,028,349)	(14,815,262)

Class C Shares:
Proceeds from shares sold	2,977,504	2,938,851
Net asset value of shares issued in reinvestment of distributions to shareholders	1,213,707	830,443
Payments for shares redeemed	(3,165,243)	(2,991,325)

Net increase in net assets from Class C capital share transactions	1,025,968	777,969

Class F-1 Shares:
Proceeds from shares sold	492,123	383,972
Net asset value of shares issued in reinvestment of distributions to shareholders	423,339	810,065
Payments for shares redeemed	(2,142,728)	(6,213,811)

Net decrease in net assets from Class F-1 capital share transactions	(1,227,266)	(5,019,774)

Class I Shares:
Proceeds from shares sold	2,655,468	21,014,540
Net asset value of shares issued in reinvestment of distributions to shareholders	2,534,953	277,752
Payments for shares redeemed	(12,647,469)	(2,159,408)

Net increase (decrease) in net assets from Class I capital share transactions	(7,457,048)	19,132,884

Total Decrease in Net Assets	(16,765,473)	(1,379,012)

NET ASSETS:
Beginning of period	44,132,706	45,511,718

End of period	$27,367,233	$44,132,706

Accumulated Net Investment Income	$37,465	$32,894

See Notes to Financial Statements.

Annual Report | September 30, 2015	43

Statements of Changes in Net Assets
Transparent Value Large-Cap Core Fund

	For the Year Ended	For the Year Ended
	September 30, 2015	September 30, 2014

FROM OPERATIONS:
Net investment income	$81,247	$27,154
Net realized gain (loss) on investments	(15,049)	3,208,229
Net change in unrealized depreciation on investments	(545,813)	(1,341,538)

Net Increase (Decrease) in net assets resulting from operations	(479,615)	1,893,845

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from net investment income	(4,319)	(25,235)
Distributions from realized capital gains	(392,038)	(1,374,783)
Class C:
Distributions from net investment income	(471)	–
Distributions from realized capital gains	(271,446)	(206,056)
Class F-1:
Distributions from net investment income	(2,472)	(2,917)
Distributions from realized capital gains	(180,553)	(105,919)
Class I:
Distributions from net investment income	(39,139)	(57,196)
Distributions from realized capital gains	(2,320,000)	(1,329,447)

Decrease in net assets from distributions to shareholders	(3,210,438)	(3,101,553)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	34,675	1,630,707
Net asset value of shares issued in reinvestment of distributions to shareholders	337,510	1,334,251
Payments for shares redeemed	(1,024,943)	(8,468,270)

Net decrease in net assets from Class A capital share transactions	(652,758)	(5,503,312)

Class C Shares:
Proceeds from shares sold	136,699	1,005,083
Net asset value of shares issued in reinvestment of distributions to shareholders	246,088	176,758
Payments for shares redeemed	(570,887)	(1,024,271)

Net increase (decrease) in net assets from Class C capital share transactions	(188,100)	157,570

Class F-1 Shares:
Proceeds from shares sold	–	410,005
Net asset value of shares issued in reinvestment of distributions to shareholders	179,265	104,991
Payments for shares redeemed	(937,910)	(66,883)

Net increase (decrease) in net assets from Class F-1 capital share transactions	(758,645)	448,113

Class I Shares:
Proceeds from shares sold	443,393	5,824,108
Net asset value of shares issued in reinvestment of distributions to shareholders	1,735,257	729,891
Payments for shares redeemed	(4,759,620)	(1,146,539)

Net increase (decrease) in net assets from Class I capital share transactions	(2,580,970)	5,407,460

Total Decrease in Net Assets	(7,870,526)	(697,877)

NET ASSETS:
Beginning of period	16,763,744	17,461,621

End of period	$8,893,218	$16,763,744

Accumulated Net Investment Income	$48,335	$13,373

See Notes to Financial Statements.

44	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Large-Cap Growth Fund

	For the Year Ended	For the Year Ended
	September 30, 2015	September 30, 2014

FROM OPERATIONS:
Net investment loss	$(27,932)	$(26,445)
Net realized gain on investments	533,190	1,349,730
Net change in unrealized depreciation on investments	(536,324)	(442,661)

Net Increase (Decrease) in net assets resulting from operations	(31,066)	880,624

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from realized capital gains	(103,632)	(312,997)
Class C:
Distributions from realized capital gains	(120,553)	(83,168)
Class F-1:
Distributions from realized capital gains	(6,226)	(5,115)
Class I:
Distributions from realized capital gains	(1,067,370)	(374,680)

Decrease in net assets from distributions to shareholders	(1,297,781)	(775,960)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	56,279	1,667,003
Net asset value of shares issued in reinvestment of distributions to shareholders	102,541	311,073
Payments for shares redeemed	(249,916)	(4,165,410)

Net decrease in net assets from Class A capital share transactions	(91,096)	(2,187,334)

Class C Shares:
Proceeds from shares sold	398,379	53,000
Net asset value of shares issued in reinvestment of distributions to shareholders	116,147	80,413
Payments for shares redeemed	(362,916)	(8,715)

Net increase in net assets from Class C capital share transactions	151,610	124,698

Class F-1 Shares:
Proceeds from shares sold	579	18,400
Net asset value of shares issued in reinvestment of distributions to shareholders	5,134	4,381
Payments for shares redeemed	(1,500)	(25,185)

Net increase (decrease) in net assets from Class F-1 capital share transactions	4,213	(2,404)

Class I Shares:
Proceeds from shares sold	503,626	3,527,246
Net asset value of shares issued in reinvestment of distributions to shareholders	520,150	7,003
Payments for shares redeemed	(3,278,594)	(147,910)

Net increase (decrease) in net assets from Class I capital share transactions	(2,254,818)	3,386,339

Total Increase (Decrease) in Net Assets	(3,518,938)	1,425,963

NET ASSETS:
Beginning of period	8,596,895	7,170,932

End of period	$5,077,957	$8,596,895

Accumulated Net Investment Income	$–	$–

See Notes to Financial Statements.

Annual Report | September 30, 2015	45

Statements of Changes in Net Assets
Transparent Value Large-Cap Value Fund

	For the Year Ended	For the Year Ended
	September 30, 2015	September 30, 2014

FROM OPERATIONS:
Net investment income	$59,697	$50,395
Net realized gain on investments	160,272	846,109
Net change in unrealized depreciation on investments	(355,966)	(186,652)

Net Increase (Decrease) in net assets resulting from operations	(135,997)	709,852

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from net investment income	(3,606)	(11,168)
Distributions from realized capital gains	(61,526)	(190,356)
Class C:
Distributions from net investment income	(4,375)	(2,114)
Distributions from realized capital gains	(122,444)	(90,645)
Class F-1:
Distributions from net investment income	(73)	(102)
Distributions from realized capital gains	(1,127)	(725)
Class I:
Distributions from net investment income	(49,047)	(31,495)
Distributions from realized capital gains	(659,519)	(357,772)

Decrease in net assets from distributions to shareholders	(901,717)	(684,377)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	55,759	524,714
Net asset value of shares issued in reinvestment of distributions to shareholders	62,479	198,552
Payments for shares redeemed	(151,101)	(1,727,255)

Net decrease in net assets from Class A capital share transactions	(32,863)	(1,003,989)

Class C Shares:
Proceeds from shares sold	508,455	286,780
Net asset value of shares issued in reinvestment of distributions to shareholders	125,727	92,007
Payments for shares redeemed	(592,392)	(339,329)

Net increase in net assets from Class C capital share transactions	41,790	39,458

Class F-1 Shares:
Proceeds from shares sold	7,350	12,975
Net asset value of shares issued in reinvestment of distributions to shareholders	78	18
Payments for shares redeemed	(39)	(22,446)

Net increase (decrease) in net assets from Class F-1 capital share transactions	7,389	(9,453)

Class I Shares:
Proceeds from shares sold	592,242	842,957
Net asset value of shares issued in reinvestment of distributions to shareholders	140,591	2,004
Payments for shares redeemed	(680,004)	(135,015)

Net increase in net assets from Class I capital share transactions	52,829	709,946

Total Decrease in Net Assets	(968,569)	(238,563)

NET ASSETS:
Beginning of period	4,618,576	4,857,139

End of period	$3,650,007	$4,618,576

Accumulated Net Investment Income	$41,065	$38,390

See Notes to Financial Statements.

46	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Directional Allocation Fund

	For the Year Ended	For the Year Ended
	September 30, 2015	September 30, 2014

FROM OPERATIONS:
Net investment loss	$(3,696,948)	$(9,467,547)
Net realized gain (loss) on investments	(113,683,660)	222,376,689
Net change in unrealized depreciation on investments	(10,284,012)	(95,591,322)

Net Increase (Decrease) in net assets resulting from operations	(127,664,620)	117,317,820

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from realized capital gains	(37,101,844)	(15,136,617)
Class C:
Distributions from realized capital gains	(58,327,062)	(9,382,329)
Class F-1:
Distributions from realized capital gains	(10,464,518)	(1,993,967)
Class I:
Distributions from realized capital gains	(107,045,241)	(17,499,091)

Decrease in net assets from distributions to shareholders	(212,938,665)	(44,012,004)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	90,254,667	526,651,838
Net asset value of shares issued in reinvestment of distributions to shareholders	32,209,435	13,850,714
Payments for shares redeemed	(226,400,012)	(452,903,712)

Net increase (decrease) in net assets from Class A capital share transactions	(103,935,910)	87,598,840

Class C Shares:
Proceeds from shares sold	77,838,060	422,762,528
Net asset value of shares issued in reinvestment of distributions to shareholders	46,160,174	7,257,443
Payments for shares redeemed	(222,866,886)	(28,937,027)

Net increase (decrease) in net assets from Class C capital share transactions	(98,868,652)	401,082,944

Class F-1 Shares:
Proceeds from shares sold	25,103,293	93,417,619
Net asset value of shares issued in reinvestment of distributions to shareholders	10,049,987	1,899,330
Payments for shares redeemed	(84,676,431)	(18,533,648)

Net increase (decrease) in net assets from Class F-1 capital share transactions	(49,523,151)	76,783,301

Class I Shares:
Proceeds from shares sold	241,169,470	1,129,228,230
Net asset value of shares issued in reinvestment of distributions to shareholders	80,580,327	11,481,042
Payments for shares redeemed	(949,647,012)	(200,526,186)

Net increase (decrease) in net assets from Class I capital share transactions	(627,897,215)	940,183,086

Total Increase (Decrease) in Net Assets	(1,220,828,213)	1,578,953,987

NET ASSETS:
Beginning of period	2,400,626,782	821,672,795

End of period	$1,179,798,569	$2,400,626,782

Accumulated Net Investment Loss	$(2,661,792)	$–

See Notes to Financial Statements.

Annual Report | September 30, 2015	47

Statements of Changes in Net Assets
Transparent Value Small-Cap Fund

	For the Year Ended September 30, 2015	For the Period
		April 1, 2014 (inception) to September 30, 2014

FROM OPERATIONS:
Net investment income	$6,681	$663
Net realized loss on investments	(100,137)	(30,364)
Net change in unrealized appreciation (depreciation) on investments	35,414	(135,773)

Net Decrease in net assets resulting from operations	(58,042)	(165,474)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
Distributions from net investment income	(1,196)	–

Decrease in net assets from distributions to shareholders	(1,196)	–

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	98,980	129,032
Payments for shares redeemed	(10,613)	–

Net increase in net assets from Class A capital share transactions	88,367	129,032

Class C Shares:
Proceeds from shares sold	32,513	237,708
Payments for shares redeemed	(42,407)	–

Net increase (decrease) in net assets from Class C capital share transactions	(9,894)	237,708

Class F-1 Shares:
Proceeds from shares sold	5,000	15,000
Payments for shares redeemed	–	(5,085)

Net increase in net assets from Class F-1 capital share transactions	5,000	9,915

Class I Shares:
Proceeds from shares sold	–	2,084,000
Net asset value of shares issued in reinvestment of distributions to shareholders	17	–
Payments for shares redeemed	(47,436)	(24,817)

Net increase (decrease) in net assets from Class I capital share transactions	(47,419)	2,059,183

Total Increase (Decrease) in Net Assets	(23,184)	2,270,364

NET ASSETS:
Beginning of period	2,270,364	–

End of period	$2,247,180	$2,270,364

Accumulated Net Investment Income	$6,328	$843

See Notes to Financial Statements.

48	www.transparentvalue.com

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Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions	Redemption fees added to paid In capital
Transparent Value Large-Cap Aggressive Fund

Class A
9/30/2015	$12.73	(0.04) (b)	(0.64)	(0.68)	–	(5.47)	(5.47)	–
9/30/2014	$13.51	(0.08) (b)	1.70	1.62	–	(2.40)	(2.40)	–
9/30/2013	$10.53	(0.02) (b)	3.15	3.13	(0.04)	(0.11)	(0.15)	–
9/30/2012	$8.91	(0.02) (b)	1.64	1.62	–	–	–	0.00 (f)
9/30/2011	$9.54	(0.04) (b)	(0.59)	(0.63)	(0.05)	–	(0.05)	0.05
Class C
9/30/2015	$12.56	(0.09) (b)	(0.63)	(0.72)	–	(5.47)	(5.47)	–
9/30/2014	$13.43	(0.16) (b)	1.69	1.53	–	(2.40)	(2.40)	–
9/30/2013	$10.47	(0.11) (b)	3.20	3.09	(0.02)	(0.11)	(0.13)	–
9/30/2012	$8.92	(0.06) (b)	1.61	1.55	–	–	–	–
9/30/2011 (g)	$11.51	(0.03)	(2.56)	(2.59)	–	–	–	–
Class F-1
9/30/2015	$12.85	(0.03) (b)	(0.66)	(0.69)	–	(5.47)	(5.47)	–
9/30/2014	$13.59	(0.06) (b)	1.72	1.66	–	(2.40)	(2.40)	–
9/30/2013	$10.58	0.01 (b)	3.16	3.17	(0.05)	(0.11)	(0.16)	–
9/30/2012	$8.96	0.02 (b)	1.60	1.62	–	–	–	–
9/30/2011	$9.55	(0.03)	(0.55)	(0.58)	(0.01)	–	(0.01)	0.00 (f)
Class I
9/30/2015	$12.96	(0.01) (b)	(0.67)	(0.68)	–	(5.47)	(5.47)	–
9/30/2014	$13.67	(0.03) (b)	1.72	1.69	–	(2.40)	(2.40)	–
9/30/2013	$10.62	0.03 (b)	3.18	3.21	(0.05)	(0.11)	(0.16)	–
9/30/2012	$8.97	0.05 (b)	1.60	1.65	–	–	–	–
9/30/2011 (h)	$11.49	(0.01)	(2.51)	(2.52)	–	–	–	–
Transparent Value Large-Cap Defensive Fund

Class A
9/30/2015	$12.70	0.04 (b)	0.14	0.18	(0.07)	(2.22)	(2.29)	–
9/30/2014	$13.34	0.03 (b)	1.45	1.48	(0.01)	(2.11)	(2.12)	–
9/30/2013	$12.18	0.02 (b)	2.17	2.19	(0.06)	(0.97)	(1.03)	–
9/30/2012	$10.03	0.08 (b)	2.26	2.34	(0.03)	(0.16)	(0.19)	0.00 (f)
9/30/2011	$9.87	0.10	0.15	0.25	(0.09)	–	(0.09)	0.00 (f)
Class C
9/30/2015	$12.64	(0.02) (b)	0.13	0.11	(0.03)	(2.22)	(2.25)	–
9/30/2014	$13.35	(0.04) (b)	1.45	1.41	(0.01)	(2.11)	(2.12)	–
9/30/2013	$12.20	(0.06) (b)	2.18	2.12	–	(0.97)	(0.97)	–
9/30/2012	$10.10	0.03 (b)	2.25	2.28	(0.02)	(0.16)	(0.18)	–
9/30/2011 (g)	$11.04	0.00 (f)	(0.94)	(0.94)	–	–	–	–
Class F-1
9/30/2015	$12.87	0.06 (b)	0.14	0.20	(0.09)	(2.22)	(2.31)	–
9/30/2014	$13.47	0.05 (b)	1.47	1.52	(0.01)	(2.11)	(2.12)	–
9/30/2013	$12.29	0.04 (b)	2.18	2.22	(0.07)	(0.97)	(1.04)	–
9/30/2012	$10.13	0.08 (b)	2.29	2.37	(0.05)	(0.16)	(0.21)	0.00 (f)
9/30/2011	$9.87	0.04	0.23	0.27	(0.01)	–	(0.01)	0.00 (f)
Class I
9/30/2015	$12.96	0.09 (b)	0.14	0.23	(0.11)	(2.22)	(2.33)	–
9/30/2014	$13.52	0.08 (b)	1.48	1.56	(0.01)	(2.11)	(2.12)	–
9/30/2013	$12.33	0.06 (b)	2.20	2.26	(0.10)	(0.97)	(1.07)	–
9/30/2012	$10.15	0.13 (b)	2.28	2.41	(0.07)	(0.16)	(0.23)	0.00 (f)
9/30/2011 (h)	$10.89	0.04	(0.78)	(0.74)	–	–	–	–

50	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Net Asset Value - end of period	Total return(a)	Net assets, end of period (000)	Ratio of expenses before waivers/ reimbursements to average net assets	Ratio of expenses after waivers/ reimbursements to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

$ 6.58	(7.25%)	$ 1,333	2.10% (e)	1.51% (e)	(0.50%)	103%
$ 12.73	12.76%	$ 1,993	1.66% (e)	1.51% (e)	(0.61%)	196%
$ 13.51	30.21%	$ 3,283	1.73% (e)	1.51% (e)	(0.19%)	259%
$ 10.53	18.18%	$ 1,958	2.41% (e)	1.51% (e)	(0.22%)	276%
$ 8.91	(6.13%)	$ 1,055	3.04%	1.50%	(0.42%)	304%

$ 6.37	(7.91%)	$ 1,180	2.76% (e)	2.11% (e)	(1.09%)	103%
$ 12.56	11.99%	$ 1,473	2.31% (e)	2.11% (e)	(1.23%)	196%
$ 13.43	29.89%	$ 1,123	2.48% (e)	2.11% (e)	(0.89%)	259%
$ 10.47	17.38%	$ 393	3.01% (e)	2.11% (e)	(0.56%)	276%
$ 8.92	(22.50%) (c)	$ 43	3.53% (d)	2.10% (d)	(1.04%) (d)	304% (c)(j)

$ 6.69	(7.23%)	$ 12,012	2.01% (e)	1.36% (e)	(0.35%)	103%
$ 12.85	12.93%	$ 24,418	1.56% (e)	1.36% (e)	(0.48%)	196%
$ 13.59	30.41%	$ 30,359	1.73% (e)	1.36% (e)	0.04%	259%
$ 10.58	18.08%	$ 25,148	2.26% (e)	1.36% (e)	0.23%	276%
$ 8.96	(6.11%)	$ 23,043	2.83%	1.35%	(0.23%)	304%

$ 6.81	(7.06%)	$ 3,385	1.76% (e)	1.11% (e)	(0.09%)	103%
$ 12.96	13.08%	$ 6,025	1.31% (e)	1.11% (e)	(0.22%)	196%
$ 13.67	30.75%	$ 26,230	1.48% (e)	1.11% (e)	0.27%	259%
$ 10.62	18.39%	$ 20,171	2.01% (e)	1.11% (e)	0.52%	276%
$ 8.97	(21.93%) (c)	$ 1,968	2.49% (d)	1.10% (d)	(0.09%) (d)	304% (c)(j)

$ 10.59	1.39%	$ 8,941	1.67% (e)	1.50% (e)	0.36%	135%
$ 12.70	11.66%	$ 9,646	1.61% (e)	1.51% (e)	0.24%	236%
$ 13.34	19.71%	$ 11,510	1.77% (e)	1.51% (e)	0.13%	283%
$ 12.18	23.60%	$ 9,506	2.34% (e)	1.51% (e)	0.71%	256%
$ 10.03	2.51%	$ 298	3.17%	1.50%	0.37%	288%

$ 10.50	0.77%	$ 8,885	2.36% (e)	2.10% (e)	(0.21%)	135%
$ 12.64	11.05%	$ 14,202	2.28% (e)	2.11% (e)	(0.33%)	236%
$ 13.35	19.00%	$ 11,429	2.45% (e)	2.11% (e)	(0.51%)	283%
$ 12.20	22.79%	$ 6,652	2.94% (e)	2.11% (e)	0.23%	256%
$ 10.10	(8.51%) (c)	$ 35	3.41% (d)	2.10% (d)	0.06% (d)	288% (c)(j)

$ 10.76	1.48%	$ 17,458	1.61% (e)	1.35% (e)	0.54%	135%
$ 12.87	11.86%	$ 22,666	1.53% (e)	1.36% (e)	0.35%	236%
$ 13.47	19.88%	$ 27,970	1.70% (e)	1.36% (e)	0.28%	283%
$ 12.29	23.73%	$ 28,803	2.19% (e)	1.36% (e)	0.74%	256%
$ 10.13	2.77%	$ 26,135	2.82%	1.35%	0.43%	288%

$ 10.86	1.75%	$ 13,839	1.36% (e)	1.10% (e)	0.79%	135%
$ 12.96	12.15%	$ 19,731	1.28% (e)	1.11% (e)	0.64%	236%
$ 13.52	20.21%	$ 24,546	1.45% (e)	1.11% (e)	0.50%	283%
$ 12.33	24.04%	$ 17,482	1.94% (e)	1.11% (e)	1.10%	256%
$ 10.15	(6.80%) (c)	$ 2,066	2.45% (d)	1.10% (d)	0.65% (d)	288% (c)(j)

See Notes to Financial Statements.

Annual Report | September 30, 2015	51

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions	Redemption fees added to paid In capital
Transparent Value Large-Cap Market Fund

Class A
9/30/2015	$12.92	(0.01) (b)	(0.11)	(0.12)	–	(3.27)	(3.27)	–
9/30/2014	$14.26	(0.04) (b)	1.63	1.59	–	(2.93)	(2.93)	–
9/30/2013	$12.27	(0.00) (b)(f)	2.84	2.84	(0.05)	(0.80)	(0.85)	–
9/30/2012	$10.05	0.02 (b)	2.37	2.39	(0.00) (f)	(0.17)	(0.17)	0.00 (f)
9/30/2011	$9.90	0.05	0.16	0.21	(0.08)	–	(0.08)	0.02
Class C
9/30/2015	$12.81	(0.07) (b)	(0.11)	(0.18)	–	(3.27)	(3.27)	–
9/30/2014	$14.23	(0.12) (b)	1.63	1.51	–	(2.93)	(2.93)	–
9/30/2013	$12.28	(0.08) (b)	2.84	2.76	(0.01)	(0.80)	(0.81)	–
9/30/2012	$10.11	(0.05) (b)	2.39	2.34	–	(0.17)	(0.17)	–
9/30/2011 (g)	$11.63	(0.01)	(1.51)	(1.52)	–	–	–	0.00 (f)
Class F-1
9/30/2015	$13.12	0.01 (b)	(0.12)	(0.11)	–	(3.27)	(3.27)	–
9/30/2014	$14.41	(0.02) (b)	1.66	1.64	–	(2.93)	(2.93)	–
9/30/2013	$12.39	0.02 (b)	2.86	2.88	(0.06)	(0.80)	(0.86)	–
9/30/2012	$10.13	0.03 (b)	2.40	2.43	(0.00) (f)	(0.17)	(0.17)	0.00 (f)
9/30/2011	$9.91	(0.04)	0.27	0.23	(0.01)	–	(0.01)	0.00 (f)
Class I
9/30/2015	$13.24	0.04 (b)	(0.12)	(0.08)	–	(3.27)	(3.27)	–
9/30/2014	$14.49	0.01 (b)	1.67	1.68	–	(2.93)	(2.93)	–
9/30/2013	$12.44	0.06 (b)	2.87	2.93	(0.08)	(0.80)	(0.88)	–
9/30/2012	$10.15	0.07 (b)	2.39	2.46	(0.00) (f)	(0.17)	(0.17)	–
9/30/2011 (h)	$11.54	0.01	(1.40)	(1.39)	–	–	–	0.00 (f)
Transparent Value Dividend Fund

Class A
9/30/2015	$12.23	0.20 (b)	(0.42)	(0.22)	(0.21)	(1.59)	(1.80)	–
9/30/2014	$12.78	0.18 (b)	1.00	1.18	(0.20)	(1.53)	(1.73)	–
9/30/2013	$10.87	0.20 (b)	2.35	2.55	(0.18)	(0.46)	(0.64)	–
9/30/2012	$8.88	0.20 (b)	2.08	2.28	(0.24)	(0.05)	(0.29)	0.00 (f)
9/30/2011 (g)	$10.20	0.05	(1.37)	(1.32)	–	–	–	–
Class C
9/30/2015	$12.18	0.13 (b)	(0.42)	(0.29)	(0.14)	(1.59)	(1.73)	–
9/30/2014	$12.73	0.10 (b)	0.99	1.09	(0.11)	(1.53)	(1.64)	–
9/30/2013	$10.83	0.13 (b)	2.35	2.48	(0.12)	(0.46)	(0.58)	–
9/30/2012	$8.86	0.13 (b)	2.08	2.21	(0.19)	(0.05)	(0.24)	–
9/30/2011 (g)	$10.20	0.06	(1.40)	(1.34)	–	–	–	–
Class F-1
9/30/2015	$12.31	0.22 (b)	(0.43)	(0.21)	(0.23)	(1.59)	(1.82)	–
9/30/2014	$12.84	0.20 (b)	1.01	1.21	(0.21)	(1.53)	(1.74)	–
9/30/2013	$10.91	0.23 (b)	2.36	2.59	(0.20)	(0.46)	(0.66)	–
9/30/2012	$8.90	0.22 (b)	2.08	2.30	(0.24)	(0.05)	(0.29)	0.00 (f)
9/30/2011 (g)	$10.20	0.03	(1.33)	(1.30)	–	–	–	–
Class I
9/30/2015	$12.09	0.24 (b)	(0.42)	(0.18)	(0.25)	(1.59)	(1.84)	–
9/30/2014	$12.62	0.24 (b)	0.97	1.21	(0.21)	(1.53)	(1.74)	–
9/30/2013	$10.73	0.24 (b)	2.33	2.57	(0.22)	(0.46)	(0.68)	–
9/30/2012	$8.91	0.23 (b)	2.06	2.29	(0.42)	(0.05)	(0.47)	–
9/30/2011 (k)	$10.00	0.18	(1.27)	(1.09)	–	–	–	–

52	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Net Asset Value - end of period	Total return(a)	Net assets, end of period (000)	Ratio of expenses before waivers/ reimbursements to average net assets	Ratio of expenses after waivers/ reimbursements to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

$ 9.53	(0.83%)	$ 6,031	1.66% (e)	1.51% (e)	(0.07%)	134%
$ 12.92	11.67%	$ 14,724	1.58% (e)	1.51% (e)	(0.28%)	268%
$ 14.26	24.92%	$ 29,504	1.72% (e)	1.51% (e)	(0.00%) (i)	284%
$ 12.27	24.04%	$ 23,739	2.15% (e)	1.51% (e)	0.16%	305%
$ 10.05	2.29%	$ 9,452	2.96%	1.50%	0.20%	331%

$ 9.36	(1.44%)	$ 13,316	2.33% (e)	2.11% (e)	(0.67%)	134%
$ 12.81	11.04%	$ 15,655	2.22% (e)	2.11% (e)	(0.89%)	268%
$ 14.23	24.09%	$ 14,483	2.37% (e)	2.11% (e)	(0.63%)	284%
$ 12.28	23.37%	$ 9,611	2.75% (e)	2.11% (e)	(0.40%)	305%
$ 10.11	(13.07%) (c)	$ 1,115	3.54% (d)	2.10% (d)	(0.47%) (d)	331% (c)(j)

$ 9.74	(0.72%)	$ 15,896	1.58% (e)	1.36% (e)	0.11%	134%
$ 13.12	11.92%	$ 26,877	1.47% (e)	1.36% (e)	(0.15%)	268%
$ 14.41	25.01%	$ 35,741	1.62% (e)	1.36% (e)	0.18%	284%
$ 12.39	24.25%	$ 33,495	2.00% (e)	1.36% (e)	0.28%	305%
$ 10.13	2.28%	$ 25,749	2.83%	1.35%	(0.17%)	331%

$ 9.89	(0.44%)	$ 14,035	1.33% (e)	1.11% (e)	0.36%	134%
$ 13.24	12.18%	$ 53,644	1.22% (e)	1.11% (e)	0.11%	268%
$ 14.49	25.38%	$ 42,788	1.37% (e)	1.11% (e)	0.45%	284%
$ 12.44	24.52%	$ 44,503	1.75% (e)	1.11% (e)	0.61%	305%
$ 10.15	(12.05%) (c)	$ 5,750	2.48% (d)	1.10% (d)	0.20% (d)	331% (c)(j)

$ 10.21	(2.28%)	$ 5,313	1.88% (e)	1.51% (e)	1.76%	181%
$ 12.23	9.90%	$ 9,684	1.84% (e)	1.51% (e)	1.41%	181%
$ 12.78	24.45%	$ 25,014	2.12% (e)	1.50% (e)	1.69%	198%
$ 10.87	26.02%	$ 9,043	3.87% (e)	1.50% (e)	1.92%	290%
$ 8.88	(12.94%) (c)	$ 1,371	8.72% (d)	1.50% (d)	4.42% (d)	121% (c)(m)

$ 10.16	(2.93%)	$ 8,245	2.54% (e)	2.11% (e)	1.18%	181%
$ 12.18	9.17%	$ 8,792	2.45% (e)	2.11% (e)	0.84%	181%
$ 12.73	23.86%	$ 8,215	2.73% (e)	2.10% (e)	1.09%	198%
$ 10.83	25.23%	$ 2,998	4.47% (e)	2.10% (e)	1.30%	290%
$ 8.86	(13.14%) (c)	$ 62	10.02% (d)	2.10% (d)	2.44% (d)	121% (c)(m)

$ 10.28	(2.20%)	$ 1,686	1.79% (e)	1.36% (e)	1.91%	181%
$ 12.31	10.09%	$ 3,310	1.70% (e)	1.36% (e)	1.56%	181%
$ 12.84	24.72%	$ 8,490	1.98% (e)	1.35% (e)	1.85%	198%
$ 10.91	26.10%	$ 2,205	3.72% (e)	1.35% (e)	2.10%	290%
$ 8.90	(12.75%) (c)	$ 98	9.67% (d)	1.35% (d)	7.01% (d)	121% (c)(m)

$ 10.07	(1.93%)	$ 12,123	1.54% (e)	1.11% (e)	2.15%	181%
$ 12.09	10.29%	$ 22,347	1.45% (e)	1.11% (e)	1.95%	181%
$ 12.62	25.00%	$ 3,793	1.73% (e)	1.10% (e)	2.07%	198%
$ 10.73	26.41%	$ 2,906	3.47% (e)	1.10% (e)	2.30%	290%
$ 8.91	(10.90%) (c)	$ 1,801	10.44% (d)	1.10% (d)	2.79% (d)	121% (c)

See Notes to Financial Statements.

Annual Report | September 30, 2015	53

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions	Redemption fees added to paid In capital
Transparent Value Large-Cap Core Fund

Class A
9/30/2015	$12.62	0.03 (b)	(0.53)	(0.50)	(0.03)	(2.43)	(2.46)	–
9/30/2014	$13.68	(0.00) (b)(f)	1.43	1.43	(0.04)	(2.45)	(2.49)	–
9/30/2013	$10.91	0.06 (b)	3.05	3.11	(0.05)	(0.29)	(0.34)	–
9/30/2012	$8.67	0.05 (b)	2.23	2.28	(0.04)	–	(0.04)	0.00 (f)
9/30/2011(g)	$10.06	0.01	(1.40)	(1.39)	–	–	–	–
Class C
9/30/2015	$12.49	(0.03) (b)	(0.53)	(0.56)	(0.00) (f)	(2.43)	(2.43)	–
9/30/2014	$13.59	(0.07) (b)	1.42	1.35	–	(2.45)	(2.45)	–
9/30/2013	$10.85	(0.01) (b)	3.04	3.03	–	(0.29)	(0.29)	–
9/30/2012	$8.64	(0.02) (b)	2.24	2.22	(0.01)	–	(0.01)	–
9/30/2011(g)	$10.06	0.00 (f)	(1.42)	(1.42)	–	–	–	–
Class F-1
9/30/2015	$12.69	0.06 (b)	(0.56)	(0.50)	(0.03)	(2.43)	(2.46)	–
9/30/2014	$13.74	0.02 (b)	1.45	1.47	(0.07)	(2.45)	(2.52)	–
9/30/2013	$10.93	0.08 (b)	3.06	3.14	(0.04)	(0.29)	(0.33)	–
9/30/2012	$8.68	0.06 (b)	2.24	2.30	(0.05)	–	(0.05)	–
9/30/2011(g)	$10.06	0.01	(1.39)	(1.38)	–	–	–	–
Class I
9/30/2015	$12.66	0.08 (b)	(0.53)	(0.45)	(0.04)	(2.43)	(2.47)	–
9/30/2014	$13.73	0.06 (b)	1.43	1.49	(0.11)	(2.45)	(2.56)	–
9/30/2013	$10.93	0.11 (b)	3.06	3.17	(0.08)	(0.29)	(0.37)	–
9/30/2012	$8.68	0.08 (b)	2.24	2.32	(0.07)	–	(0.07)	–
9/30/2011(k)	$10.00	0.03	(1.35)	(1.32)	–	–	–	–
Transparent Value Large-Cap Growth Fund

Class A
9/30/2015	$14.13	(0.08) (b)	(0.26)	(0.34)	–	(2.19)	(2.19)	–
9/30/2014	$14.01	(0.06) (b)	1.65	1.59	–	(1.47)	(1.47)	–
9/30/2013	$10.58	(0.01) (b)	3.44	3.43	–	–	–	–
9/30/2012	$8.58	(0.05) (b)	2.05	2.00	–	–	–	–
9/30/2011(g)	$10.03	(0.01)	(1.44)	(1.45)	–	–	–	–
Class C
9/30/2015	$13.82	(0.16) (b)	(0.24)	(0.40)	–	(2.19)	(2.19)	–
9/30/2014	$13.82	(0.15) (b)	1.62	1.47	–	(1.47)	(1.47)	–
9/30/2013	$10.50	(0.08) (b)	3.40	3.32	–	–	–	–
9/30/2012	$8.56	(0.11) (b)	2.05	1.94	–	–	–	–
9/30/2011(g)	$10.03	(0.02)	(1.45)	(1.47)	–	–	–	–
Class F-1
9/30/2015	$14.22	(0.06) (b)	(0.27)	(0.33)	–	(2.19)	(2.19)	–
9/30/2014	$14.08	(0.04) (b)	1.65	1.61	–	(1.47)	(1.47)	–
9/30/2013	$10.61	0.02 (b)	3.45	3.47	–	–	–	–
9/30/2012	$8.59	(0.05) (b)	2.07	2.02	–	–	–	–
9/30/2011(g)	$10.03	(0.03)	(1.41)	(1.44)	–	–	–	–
Class I
9/30/2015	$14.34	(0.03) (b)	(0.27)	(0.30)	–	(2.19)	(2.19)	–
9/30/2014	$14.15	(0.01) (b)	1.67	1.66	–	(1.47)	(1.47)	–
9/30/2013	$10.65	0.04 (b)	3.46	3.50	–	–	–	–
9/30/2012	$8.60	(0.02) (b)	2.07	2.05	–	–	–	–
9/30/2011(k)	$10.00	(0.02)	(1.38)	(1.40)	–	–	–	–

54	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Net Asset Value - end of period	Total return(a)	Net assets, end of period (000)	Ratio of expenses before waivers/ reimbursements to average net assets	Ratio of expenses after waivers/ reimbursements to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

$9.66	(5.08%)	$1,109	2.65% (e)	1.51% (e)	0.31%	174%
$12.62	11.10%	$2,182	2.37% (e)	1.51% (e)	(0.03%)	175%
$13.68	29.32%	$8,097	2.58% (e)	1.51% (e)	0.53%	202%
$10.91	26.38%	$14,803	3.58% (e)	1.51% (e)	0.51%	301%
$8.67	(13.82%) (c)	$772	7.96% (d)	1.50% (d)	0.84% (d)	129% (c)(m)

$9.50	(5.64%)	$907	3.34% (e)	2.11%(e)	(0.29%)	174%
$12.49	10.45%	$1,398	2.99% (e)	2.11% (e)	(0.57%)	175%
$13.59	28.60%	$1,313	3.22% (e)	2.11% (e)	(0.07%)	202%
$10.85	25.69%	$1,062	4.18% (e)	2.11% (e)	(0.17%)	301%
$8.64	(14.11%) (c)	$147	8.57% (d)	2.10% (d)	0.09% (d)	129% (c)(m)

$9.73	(5.00%)	$119	2.59% (e)	1.36% (e)	0.53%	174%
$12.69	11.32%	$1,020	2.24% (e)	1.36% (e)	0.16%	175%
$13.74	29.53%	$595	2.47% (e)	1.36% (e)	0.66%	202%
$10.93	26.62%	$82	3.43% (e)	1.36% (e)	0.59%	301%
$8.68	(13.72%) (c)	$9	8.48% (d)	1.35% (d)	0.42% (d)	129% (c)(m)

$9.74	(4.58%)	$6,758	2.34% (e)	1.11% (e)	0.70%	174%
$12.66	11.49%	$12,164	1.99% (e)	1.11% (e)	0.46%	175%
$13.73	29.95%	$7,457	2.22% (e)	1.11% (e)	0.92%	202%
$10.93	26.89%	$3,117	3.18% (e)	1.11% (e)	0.79%	301%
$8.68	(13.20%) (c)	$2,171	9.00% (d)	1.10% (d)	0.51% (d)	129% (c)

$11.60	(3.21%)	$514	4.04% (e)	1.51% (e)	(0.64%)	136%
$14.13	11.69%	$716	3.26% (e)	1.50% (e)	(0.46%)	136%
$14.01	32.42%	$2,767	4.42% (e)	1.51% (e)	(0.12%)	142%
$10.58	23.31%	$826	5.32% (e)	1.51% (e)	(0.51%)	310%
$8.58	(14.46%) (c)	$314	7.06% (d)	1.50% (d)	(0.58%) (d)	112% (c)(m)

$11.23	(3.78%)	$861	4.70% (e)	2.11% (e)	(1.24%)	136%
$13.82	10.93%	$883	3.89% (e)	2.10% (e)	(1.06%)	136%
$13.82	31.62%	$756	5.12% (e)	2.11% (e)	(0.68%)	142%
$10.50	22.66%	$118	5.92% (e)	2.11% (e)	(1.12%)	310%
$8.56	(14.66%) (c)	$17	8.78% (d)	2.10% (d)	(1.39%) (d)	112% (c)(m)

$11.70	(3.10%)	$37	3.95% (e)	1.36% (e)	(0.49%)	136%
$14.22	11.78%	$40	3.14% (e)	1.35% (e)	(0.30%)	136%
$14.08	32.71%	$42	4.37% (e)	1.36% (e)	0.13%	142%
$10.61	23.52%	$5	5.17% (e)	1.36% (e)	(0.45%)	310%
$8.59	(14.36%) (c)	$4	8.36% (d)	1.35% (d)	(0.66%) (d)	112% (c)(m)

$11.85	(2.84%)	$3,665	3.70% (e)	1.11% (e)	(0.24%)	136%
$14.34	12.10%	$6,957	2.89% (e)	1.10% (e)	(0.06%)	136%
$14.15	32.86%	$3,606	4.12% (e)	1.11% (e)	0.29%	142%
$10.65	23.84%	$2,732	4.92% (e)	1.11% (e)	(0.22%)	310%
$8.60	(14.00%) (c)	$3,357	8.54% (d)	1.10% (d)	(0.41%) (d)	112% (c)

See Notes to Financial Statements.

Annual Report | September 30, 2015	55

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions	Redemption fees added to paid In capital
Transparent Value Large-Cap Value Fund

Class A
9/30/2015	$11.65	0.11 (b)	(0.42)	(0.31)	(0.12)	(2.11)	(2.23)	–
9/30/2014	$11.62	0.09 (b)	1.44	1.53	(0.08)	(1.42)	(1.50)	–
9/30/2013	$10.78	0.10 (b)	2.36	2.46	(0.14)	(1.48)	(1.62)	–
9/30/2012	$8.47	0.13 (b)	2.25	2.38	(0.07)	–	(0.07)	–
9/30/2011(g)	$10.03	0.02	(1.58)	(1.56)	–	–	–	–
Class C
9/30/2015	$11.53	0.05 (b)	(0.43)	(0.38)	(0.08)	(2.11)	(2.19)	–
9/30/2014	$11.53	0.03 (b)	1.42	1.45	(0.03)	(1.42)	(1.45)	–
9/30/2013	$10.68	0.03 (b)	2.35	2.38	(0.05)	(1.48)	(1.53)	–
9/30/2012	$8.44	0.10 (b)	2.20	2.30	(0.06)	–	(0.06)	–
9/30/2011(g)	$10.03	0.03	(1.62)	(1.59)	–	–	–	–
Class F-1
9/30/2015	$11.47	0.13 (b)	(0.42)	(0.29)	(0.14)	(2.11)	(2.25)	–
9/30/2014	$11.56	0.11 (b)	1.42	1.53	(0.20)	(1.42)	(1.62)	–
9/30/2013	$10.75	0.12 (b)	2.34	2.46	(0.17)	(1.48)	(1.65)	–
9/30/2012	$8.47	0.14 (b)	2.25	2.39	(0.11)	–	(0.11)	–
9/30/2011(g)	$10.03	0.06	(1.62)	(1.56)	–	–	–	–
Class I
9/30/2015	$11.61	0.15 (b)	(0.42)	(0.27)	(0.16)	(2.11)	(2.27)	–
9/30/2014	$11.58	0.15 (b)	1.43	1.58	(0.13)	(1.42)	(1.55)	–
9/30/2013	$10.77	0.15 (b)	2.34	2.49	(0.20)	(1.48)	(1.68)	–
9/30/2012	$8.48	0.17 (b)	2.24	2.41	(0.12)	–	(0.12)	–
9/30/2011(k)	$10.00	0.07	(1.59)	(1.52)	–	–	–	–
Transparent Value Directional Allocation Fund

Class A
9/30/2015	$14.22	(0.02) (b)	(1.17)	(1.19)	–	(1.42)	(1.42)	–
9/30/2014	$13.37	(0.08) (b)	1.38	1.30	–	(0.45)	(0.45)	–
9/30/2013	$10.62	(0.04) (b)	2.90	2.86	(0.02)	(0.09)	(0.11)	–
9/30/2012(n)	$10.00	0.01 (b)	0.61	0.62	–	–	–	–
Class C
9/30/2015	$14.04	(0.11) (b)	(1.15)	(1.26)	–	(1.42)	(1.42)	–
9/30/2014	$13.28	(0.16) (b)	1.37	1.21	–	(0.45)	(0.45)	–
9/30/2013	$10.59	(0.12) (b)	2.90	2.78	–	(0.09)	(0.09)	–
9/30/2012(n)	$10.00	(0.01) (b)	0.60	0.59	–	–	–	–
Class F-1
9/30/2015	$14.25	(0.01) (b)	(1.17)	(1.18)	–	(1.42)	(1.42)	–
9/30/2014	$13.37	(0.06) (b)	1.39	1.33	–	(0.45)	(0.45)	–
9/30/2013	$10.62	(0.02) (b)	2.89	2.87	(0.03)	(0.09)	(0.12)	–
9/30/2012(n)	$10.00	0.01 (b)	0.61	0.62	–	–	–	–
Class I
9/30/2015	$14.33	0.02 (b)	(1.18)	(1.16)	–	(1.42)	(1.42)	–
9/30/2014	$13.41	(0.02) (b)	1.39	1.37	–	(0.45)	(0.45)	–
9/30/2013	$10.62	(0.01) (b)	2.92	2.91	(0.03)	(0.09)	(0.12)	–
9/30/2012(n)	$10.00	0.01 (b)	0.61	0.62	–	–	–	–

56	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Net Asset Value - end of period	Total return(a)	Net assets, end of period (000)	Ratio of expenses before waivers/ reimbursements to average net assets	Ratio of expenses after waivers/ reimbursements to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

$ 9.11	(3.61%)	$ 230	5.21% (e)	1.50% (e)	1.11%	165%
$ 11.65	14.07%	$ 332	4.42% (e)	1.50% (e)	0.78%	138%
$ 11.62	26.30%	$ 1,308	5.61% (e)	1.51% (e)	0.90%	178%
$ 10.78	28.16%	$ 431	6.12% (e)	1.52% (e)	1.30%	167%
$ 8.47	(15.55%) (c)	$ 55	6.91% (d)	1.50% (d)	1.39% (d)	110% (c)(m)

$ 8.96	(4.45%)	$ 549	5.90% (e)	2.10% (e)	0.46%	165%
$ 11.53	13.40%	$ 671	5.04% (e)	2.10% (e)	0.24%	138%
$ 11.53	25.53%	$ 625	6.21% (e)	2.11% (e)	0.28%	178%
$ 10.68	27.35%	$ 66	6.72% (e)	2.12% (e)	1.01%	167%
$ 8.44	(15.85%) (c)	$ 4	8.90% (d)	2.10% (d)	0.64% (d)	110% (c)(m)

$ 8.93	(3.56%)	$ 11	5.15% (e)	1.35% (e)	1.28%	165%
$ 11.47	14.21%	$ 6	4.29% (e)	1.35% (e)	0.94%	138%
$ 11.56	26.37%	$ 15	5.46% (e)	1.36% (e)	1.09%	178%
$ 10.75	28.34%	$ 5	5.97% (e)	1.37% (e)	1.40%	167%
$ 8.47	(15.55%) (c)	$ 4	8.16% (d)	1.35% (d)	1.39% (d)	110% (c)(m)

$ 9.07	(3.31%)	$ 2,860	4.90% (e)	1.10% (e)	1.50%	165%
$ 11.61	14.55%	$ 3,610	4.04% (e)	1.10% (e)	1.26%	138%
$ 11.58	26.79%	$ 2,910	5.21% (e)	1.11% (e)	1.36%	178%
$ 10.77	28.64%	$ 2,704	5.72% (e)	1.12% (e)	1.68%	167%
$ 8.48	(15.20%) (c)	$ 4,471	8.03% (d)	1.10% (d)	1.78% (d)	110% (c)

$ 11.61	(8.71%)	$ 246,227	1.43% (e)	1.43% (e)	(0.16%)	208%
$ 14.22	9.76%	$ 412,305	1.50% (e)(l)	1.50% (e)(l)	(0.56%)	300%
$ 13.37	27.22%	$ 291,488	1.63% (e)	1.50% (e)	(0.37%)	442%
$ 10.62	6.20% (c)	$ 26,413	3.68% (d)(e)	1.51% (d)(e)	0.50% (d)	171% (c)

$ 11.36	(9.37%)	$ 376,154	2.10% (e)(l)	2.10% (e)(l)	(0.85%)	208%
$ 14.04	9.14%	$ 574,466	2.10% (e)(l)	2.10% (e)(l)	(1.17%)	300%
$ 13.28	26.52%	$ 161,228	2.25% (e)	2.10% (e)	(1.01%)	442%
$ 10.59	5.90% (c)	$ 4,378	4.29% (d)(e)	2.11% (d)(e)	(0.21%) (d)	171% (c)

$ 11.65	(8.61%)	$ 54,147	1.35% (e)(l)	1.35% (e)(l)	(0.10%)	208%
$ 14.25	9.99%	$ 119,827	1.35% (e)(l)	1.35% (e)(l)	(0.42%)	300%
$ 13.37	27.33%	$ 39,406	1.50% (e)	1.35% (e)	(0.14%)	442%
$ 10.62	6.20% (c)	$ 9,370	3.54% (d)(e)	1.36% (d)(e)	0.44% (d)	171% (c)

$ 11.75	(8.40%)	$ 503,270	1.10% (e)(l)	1.10% (e)(l)	0.15%	208%
$ 14.33	10.27%	$ 1,294,029	1.10% (e)(l)	1.10% (e)(l)	(0.17%)	300%
$ 13.41	27.71%	$ 329,551	1.25% (e)	1.10% (e)	(0.04%)	442%
$ 10.62	6.20% (c)	$ 4,443	3.29% (d)(e)	1.11% (d)(e)	0.41% (d)	171% (c)

See Notes to Financial Statements.

Annual Report | September 30, 2015	57

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions	Redemption fees added to paid In capital
Transparent Value Small-Cap Fund

Class A
9/30/2015(o)	$ 9.25	0.00(b)(f)	(0.26)	(0.26)	–	–	–	–
9/30/2014(o)	$ 10.00	(0.02)(b)	(0.73)	(0.75)	–	–	–	–
Class C
9/30/2015(o)	$ 9.23	(0.06)(b)	(0.25)	(0.31)	–	–	–	–
9/30/2014(o)	$ 10.00	(0.07)(b)	(0.70)	(0.77)	–	–	–	–
Class F-1
9/30/2015(o)	$ 9.25	0.02(b)	(0.26)	(0.24)	–	–	–	–
9/30/2014(o)	$ 10.00	(0.01)(b)	(0.74)	(0.75)	–	–	–	–
Class I
9/30/2015(o)	$ 9.27	0.04(b)	(0.26)	(0.22)	(0.01)	–	(0.01)	–
9/30/2014(o)	$ 10.00	0.01(b)	(0.74)	(0.73)	–	–	–	–

58	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Net Asset Value - end of period	Total return(a)	Net assets, end of period (000)	Ratio of expenses before waivers/ reimbursements to average net assets	Ratio of expenses after waivers/ reimbursements to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

$ 8.99	(2.81%)	$202	9.34%(e)	1.70%(e)	0.04%	200%
$ 9.25	(7.50%)(c)	$123	9.85%(d)(e)	1.70%(d)(e)	(0.19%)(d)	87%(c)

$ 8.92	(3.36%)	$211	10.03%(e)	2.30%(e)	(0.60%)	200%
$ 9.23	(7.70%)(c)	$227	10.50%(d)(e)	2.30%(d)(e)	(0.71%)(d)	87%(c)

$ 9.01	(2.59%)	$14	9.28%(e)	1.55%(e)	0.20%	200%
$ 9.25	(7.50%)(c)	$9	9.75%(d)(e)	1.55%(d)(e)	(0.14%)(d)	87%(c)

$ 9.04	(2.42%)	$1,821	9.03%(e)	1.30%(e)	0.40%	200%
$ 9.27	(7.30%)(c)	$1,911	9.50%(d)(e)	1.30%(d)(e)	0.12%(d)	87%(c)

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Per share numbers have been calculated using the average share method.
(c)	Not Annualized.
(d)	Annualized.
(e)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(f)	Less than $0.01.
(g)	Period from April 18, 2011 (inception date) through September 30, 2011.
(h)	Period from February 15, 2011 (inception date) through September 30, 2011.
(i)	Less than 0.01%.
(j)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2011.
(k)	Period from February 10, 2011 (inception date) through September 30, 2011.
(l)

The portion of the ratios of expenses before and after waivers/reimbursements to average net assets attributable to recoupments of prior fee reductions or expense reimbursements is 1.46% for Class A, 2.09% for Class C, 1.34% for Class F-1, and 1.09% for Class I.

(m)	Portfolio turnover rate is calculated at the Fund level and represents the period from February 10, 2011 (inception date) through September 30, 2011.
(n)	Period from June 18, 2012 (inception date) through September 30, 2012.
(o)	Period from April 1, 2014 (inception date) through September 30, 2014.

See Notes to Financial Statements.

Annual Report | September 30, 2015	59

Notes to Financial Statements
September 30, 2015

1. ORGANIZATION

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” As of September 30, 2015, the Trust offered 11 registered funds, and this annual report relates to 9 of these funds. The accompanying financial statements and financial highlights include the Transparent Value Large-Cap Aggressive Fund, the Transparent Value Large-Cap Defensive Fund, the Transparent Value Large-Cap Market Fund, the Transparent Value Dividend Fund, the Transparent Value Large-Cap Core Fund, the Transparent Value Large-Cap Growth Fund, the Transparent Value Large-Cap Value Fund, the Transparent Value Directional Allocation Fund and the Transparent Value Small-Cap Fund (each, a “Fund”, and collectively, the “Funds”), respectively.

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Transparent Value Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), the Transparent Value Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Transparent Value Large-Cap Market IndexSM (the “Market Index” or “Index”), the Transparent Value Dividend IndexSM (the “Dividend Index” or “Index”), the Transparent Value Large-Cap Core IndexSM (the “Core Index” or “Index”), the Transparent Value Large-Cap Growth IndexSM (the “Growth Index” or “Index”), the Transparent Value Large-Cap Value IndexSM (the “Value Index” or “Index”), the Transparent Value Directional Allocation IndexSM (the “Allocation Index” or “Index”) and the Transparent Value Small-Cap IndexSM (the “Small-Cap Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% on the lower of the original purchase price or the value of the shares redeemed. Each Fund’s Class A Shares, Class C Shares and Class F-1 Shares are subject to a distribution and shareholder service (12b-1) fee. In addition, the Funds’ Class A Shares are subject to a shareholder and administrative service fee. Each Fund has authorized the creation of Class R shares, but such shares are not currently offered. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

A) Net Asset Value: The net asset values (“NAVs”) of each Fund’s share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the value of the securities and other assets and liabilities held by the Fund. NAVs are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of a security as of a Fund’s pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At September 30, 2015, none of the Fund’s assets were fair valued pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

E) Distributions to Shareholders: The Funds intend to annually distribute to shareholders all of their net income and/or capital gains with the exception of the Transparent Value Dividend Fund which makes quarterly income distributions. Distributions to shareholders are recorded by the Funds on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

60	www.transparentvalue.com

Notes to Financial Statements
September 30, 2015

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record dividend income for the amount recharacterized as ordinary income and realized gain for the amount recharacterized as long-term capital gain in the Statement of Operations. The amount recharacterized as a return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Schedule of Investments. These recharacterizations are reflected in the accompanying financial statements.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Funds to measure fair value during the year ended September 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Funds’ investments carried at fair value:

Transparent Value Large-Cap Aggressive Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$17,840,137	$–	$–	$17,840,137

TOTAL	$17,840,137	$–	$–	$17,840,137

Transparent Value Large-Cap Defensive Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$48,282,094	$–	$–	$48,282,094
Exchange Traded Funds	753,489	–	–	753,489

TOTAL	$49,035,583	$–	$–	$49,035,583

Transparent Value Large-Cap Market Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$49,039,102	$–	$–	$49,039,102

TOTAL	$49,039,102	$–	$–	$49,039,102

Transparent Value Dividend Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$27,165,164	$–	$–	$27,165,164
Exchange Traded Funds	178,892	–	–	178,892

TOTAL	$27,344,056	$–	$–	$27,344,056

Annual Report | September 30, 2015	61

Notes to Financial Statements
September 30, 2015

Transparent Value Large-Cap Core Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$8,899,868	$–	$–	$8,899,868

TOTAL	$8,899,868	$–	$–	$8,899,868

Transparent Value Large-Cap Growth Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$4,976,741	$–	$–	$4,976,741
Exchange Traded Funds	84,192	–	–	84,192

TOTAL	$5,060,933	$–	$–	$5,060,933

Transparent Value Large-Cap Value Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$3,652,129	$–	$–	$3,652,129

TOTAL	$3,652,129	$–	$–	$3,652,129

Transparent Value Directional Allocation Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$1,178,816,431	$–	$–	$1,178,816,431
Exchange Traded Funds	2,369,313	–	–	2,369,313

TOTAL	$1,181,185,744	$–	$–	$1,181,185,744

Transparent Value Small-Cap Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$2,141,994	$–	$–	$2,141,994
Exchange Traded Funds	60,388	–	–	60,388

TOTAL	$2,202,382	$–	$–	$2,202,382

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between levels during the period.

For the year ended September 30, 2015, the Funds did not have any unobservable inputs (Level 3) used in determining fair value.

4. INCOME TAX

The Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds have qualified and intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Management has reviewed the Funds’ tax positions for all open tax years and concluded that the Funds have no material uncertain tax positions at September 30, 2015. As of and during the period ended September 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Net unrealized appreciation (depreciation) of investments based on federal tax cost as of September 30, 2015, were as follows:

Transparent Value Large-Cap Aggressive Fund

Gross appreciation on investments (excess of value over tax cost)	$570,997
Gross depreciation on investments (excess of tax cost over value)	(1,984,806)

Net unrealized depreciation	$(1,413,809)

Cost of investments for income tax purposes	$19,253,946

Transparent Value Large-Cap Defensive Fund

Gross appreciation on investments (excess of value over tax cost)	$1,860,642
Gross depreciation on investments (excess of tax cost over value)	(2,777,526)

Net unrealized depreciation	$(916,884)

Cost of investments for income tax purposes	$49,952,467

Transparent Value Large-Cap Market Fund

Gross appreciation on investments (excess of value over tax cost)	$2,086,613
Gross depreciation on investments (excess of tax cost over value)	(3,644,028)

Net unrealized depreciation	$(1,557,415)

Cost of investments for income tax purposes	$50,596,517

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Notes to Financial Statements
September 30, 2015

Transparent Value Dividend Fund

Gross appreciation on investments (excess of value over tax cost)	$582,385
Gross depreciation on investments (excess of tax cost over value)	(1,558,773)

Net unrealized depreciation	$(976,388)

Cost of investments for income tax purposes	$28,320,444

Transparent Value Large-Cap Core Fund

Gross appreciation on investments (excess of value over tax cost)	$88,951
Gross depreciation on investments (excess of tax cost over value)	(650,420)

Net unrealized depreciation	$(561,469)

Cost of investments for income tax purposes	$9,461,337

Transparent Value Large-Cap Growth Fund

Gross appreciation on investments (excess of value over tax cost)	$141,698
Gross depreciation on investments (excess of tax cost over value)	(405,108)

Net unrealized depreciation	$(263,410)

Cost of investments for income tax purposes	$5,324,343

Transparent Value Large-Cap Value Fund

Gross appreciation on investments (excess of value over tax cost)	$64,464
Gross depreciation on investments (excess of tax cost over value)	(323,790)

Net unrealized depreciation	$(259,326)

Cost of investments for income tax purposes	$3,911,455

Transparent Value Directional Allocation Fund

Gross appreciation on investments (excess of value over tax cost)	$23,058,001
Gross depreciation on investments (excess of tax cost over value)	(97,691,690)

Net unrealized depreciation	$(74,633,689)

Cost of investments for income tax purposes	$1,255,819,433

Transparent Value Small-Cap Fund

Gross appreciation on investments (excess of value over tax cost)	$47,499
Gross depreciation on investments (excess of tax cost over value)	(148,873)

Net unrealized depreciation	$(101,374)

Cost of investments for income tax purposes	$2,303,756

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

As of September 30, 2015, the most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Transparent Value Large-Cap Aggressive Fund

Undistributed net investment income	$–
Accumulated net realized loss	(295,738)
Net unrealized depreciation on investments	(1,413,809)
Other cumulative effect of timing differences	(49,940)

Total	$(1,759,487)

Transparent Value Large-Cap Defensive Fund

Undistributed net investment income	$1,155,359
Accumulated net realized gain	1,198,258
Net unrealized depreciation on investments	(916,884)

Total	$1,436,733

Transparent Value Large-Cap Market Fund

Undistributed net investment income	$7,878
Accumulated net realized gain	1,040,607
Net unrealized depreciation on investments	(1,557,415)

Total	$(508,930)

Transparent Value Dividend Fund

Undistributed net investment income	$37,465
Accumulated net realized loss	(695,857)
Net unrealized depreciation on investments	(976,388)

Total	$(1,634,780)

Transparent Value Large-Cap Core Fund

Undistributed net investment income	$48,335
Accumulated net realized gain	42,739
Net unrealized depreciation on investments	(561,469)

Total	$(470,395)

Annual Report | September 30, 2015	63

Notes to Financial Statements
September 30, 2015

Transparent Value Large-Cap Growth Fund

Undistributed net investment income	$168,215
Accumulated net realized gain	354,496
Net unrealized depreciation on investments	(263,410)

Total	$259,301

Transparent Value Large-Cap Value Fund

Undistributed net investment income	$41,065
Accumulated net realized gain	186,166
Net unrealized depreciation on investments	(259,326)

Total	$(32,095)

Transparent Value Directional Allocation Fund

Undistributed net investment income	$–
Accumulated net realized loss	(106,482,398)
Net unrealized depreciation on investments	(74,633,689)
Other cumulative effect of timing differences	(2,661,792)

Total	$(183,777,879)

Transparent Value Small-Cap Fund

Undistributed net investment income	$6,328
Accumulated net realized loss	(129,486)
Net unrealized depreciation on investments	(101,374)

Total	$(224,532)

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The character of distributions paid for the year ending September 30, 2015 were as follows:

	Ordinary Income	Long-Term Capital Gain

Transparent Value Large-Cap Aggressive Fund	$11,223,501	$3,078,058
Transparent Value Large-Cap Defensive Fund	9,645,253	1,565,997
Transparent Value Large-Cap Market Fund	19,021,227	1,620,822
Transparent Value Dividend Fund	4,329,400	1,678,866
Transparent Value Large-Cap Core Fund	1,790,841	1,419,597
Transparent Value Large-Cap Growth Fund	578,033	719,748
Transparent Value Large-Cap Value Fund	426,822	474,895
Transparent Value Directional Allocation Fund	210,535,542	2,403,123
Transparent Value Small-Cap Fund	1,196	–

The character of distributions paid for the year ending September 30, 2014 were as follows:

	Ordinary Income	Long-Term Capital Gain

Transparent Value Large-Cap Aggressive Fund	$9,664,489	$817,156
Transparent Value Large-Cap Defensive Fund	9,181,246	2,247,329
Transparent Value Large-Cap Market Fund	21,439,806	2,277,138
Transparent Value Dividend Fund	4,583,374	779,134
Transparent Value Large-Cap Core Fund	2,842,432	259,121
Transparent Value Large-Cap Growth Fund	656,014	119,946
Transparent Value Large-Cap Value Fund	508,265	176,112
Transparent Value Directional Allocation Fund	43,931,134	80,870
Transparent Value Small-Cap Fund	–	–

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets under accounting principles generally accepted in the United States. Accordingly, for the period ended September 30, 2015, certain differences were reclassified as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain(Loss) on Investments	Paid-in Capital

Transparent Value Large-Cap Aggressive Fund	$35,094	$26	$(35,120)

Transparent Value Large-Cap Defensive Fund	$–	$–	$–

Transparent Value Large-Cap Market Fund	$–	$–	$–

Transparent Value Dividend Fund	$98	$34	$(132)

Transparent Value Large-Cap Core Fund	$116	$12	$(128)

Transparent Value Large-Cap Growth Fund	$27,932	$(27,863)	$(69)

Transparent Value Large-Cap Value Fund	$79	$(34)	$(45)

Transparent Value Directional Allocation Fund	$1,035,156	$(3,041)	$(1,032,115)

Transparent Value Small-Cap Fund	$–	$–	$–

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Notes to Financial Statements
September 30, 2015

These differences were primarily due to the differing tax treatment of certain nondeductible expenses and net operating losses offset to short-term capital gains.

Included in the amounts reclassified was a net operating loss offset to Paid-in Capital as follows:

Fund	Amount

Transparent Value Large-Cap Aggressive Fund	$35,094
Transparent Value Directional Allocation Fund	1,035,156

Post-Enactment Capital Losses

Capital losses as of September 30, 2015 deferred to the next tax year were as follows:

Fund	Short-Term

Transparent Value Large-Cap Aggressive Fund	$295,738
Transparent Value Directional Allocation Fund	1,152,122
Transparent Value Small-Cap Fund	29,170

The Funds elect to defer to the period ending September 30, 2016 capital losses recognized during the period November 1, 2014 to September 30, 2015 in the amount of:

Fund	Capital Losses

Transparent Value Dividend Fund	$695,857
Transparent Value Directional Allocation Fund	105,330,276
Transparent Value Small-Cap Fund	100,316

The Fund elects to defer to the period ending September 30, 2016, late year ordinary losses in the amount of:

Fund	Ordinary Losses

Transparent Value Large-Cap Aggressive Fund	$49,940
Transparent Value Directional Allocation Fund	2,661,792

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of losses is retained as short-term and/or long-term.

5. INVESTMENT TRANSACTIONS

For the year ended September 30, 2015, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government securities.

Transparent Value Large-Cap Aggressive Fund

Purchases	$24,956,291
Sales	39,418,346
Transparent Value Large-Cap Defensive Fund

Purchases	$80,352,531
Sales	98,877,214
Transparent Value Large-Cap Market Fund

Purchases	$99,360,099
Sales	162,513,727
Transparent Value Dividend Fund

Purchases	$70,231,370
Sales	86,076,469
Transparent Value Large-Cap Core Fund

Purchases	$24,512,515
Sales	31,734,302
Transparent Value Large-Cap Growth Fund

Purchases	$9,034,878
Sales	12,550,525
Transparent Value Large-Cap Value Fund

Purchases	$7,470,051
Sales	8,206,782
Transparent Value Directional Allocation Fund

Purchases	$3,753,967,874
Sales	4,844,147,434
Transparent Value Small-Cap Fund

Purchases	$4,838,058
Sales	4,760,822

Annual Report | September 30, 2015	65

Notes to Financial Statements
September 30, 2015

6. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

The investment adviser to the Funds is Guggenheim Partners Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). The Adviser, a Delaware limited liability company formed in 2005, is a diversified financial services firm with a sophisticated array of wealth and investment management services. Guggenheim Capital, LLC is the sole owner of the Adviser through Guggenheim Manager, Inc., Guggenheim Partners, LLC and GPIM Holdings, LLC. The Sub-Adviser, a Delaware limited liability company formed in 2006, selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a wholly-owned, indirect subsidiary of Guggenheim Partners, LLC.

Investment Advisory Agreement: The Trust and the Adviser have entered into an investment advisory agreement dated March 15, 2010, as amended (the “Advisory Agreement”), with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for each Fund, and manages the investment portfolios and business affairs of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.15% of the average daily net assets of the TV Small-Cap Fund and 0.95% of the average daily net assets of each other Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (“Excluded Expenses”)) from exceeding 1.70%, 2.30%, 1.55% and 1.30% of the average daily net assets of the Class A, Class C, Class F-1 and Class I Shares, respectively, of the TV Small-Cap Fund until January 31, 2016 and 1.50%, 2.10%, 1.35% and 1.10% of the average daily net assets of the Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares, respectively, of each other Fund until January 31, 2016. If, at any point, total annual fund operating expenses (not including Excluded Expenses) are below the contractual caps, the Adviser is entitled to be reimbursed by the Fund in an amount equal to the difference between the Fund’s total annual fund operating expenses (not including Excluded Expenses) and the contractual caps to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon no more than sixty (60) days, nor less than thirty (30) days, prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period. Amounts waived/reimbursed by the Adviser are disclosed in the Statement of Operations.

As of September 30, 2015, the balances of recoupable expenses for the Funds were as follows:

	Expires in 2016	Expires in 2017	Expires in 2018	Total

Transparent Value Large-Cap Aggressive Fund
Class A	$5,637	$3,985	$11,819	$21,441
Class C	2,763	2,984	9,557	15,304
Class F-I	101,495	55,375	102,633	259,503
Class I	87,625	57,716	33,101	178,442
Transparent Value Large-Cap Defensive Fund
Class A	$27,486	$11,742	$16,151	$55,379
Class C	29,306	23,895	33,373	86,574
Class F-I	93,872	44,879	49,754	188,505
Class I	67,057	44,484	43,010	154,551
Transparent Value Large-Cap Market Fund
Class A	$53,034	$19,300	$13,892	$86,226
Class C	30,813	18,033	36,005	84,851
Class F-I	89,715	34,010	45,393	169,118
Class I	110,129	53,483	61,686	225,298
Transparent Value Dividend Fund
Class A	$103,537	$70,855	$33,280	$207,672
Class C	32,577	28,879	43,418	104,874
Class F-I	37,458	19,010	11,279	67,747
Class I	20,575	29,031	79,241	128,847
Transparent Value Large-Cap Core Fund
Class A	$115,679	$64,796	$18,915	$199,390
Class C	13,180	11,475	14,748	39,403
Class F-I	4,200	7,898	4,488	16,586
Class I	52,426	68,533	137,950	258,909
Transparent Value Large-Cap Growth Fund
Class A	$61,466	$55,511	$16,713	$133,690
Class C	9,242	15,304	24,194	48,740
Class F-I	427	950	1,060	2,437
Class I	94,089	76,302	129,880	300,271
Transparent Value Large-Cap Value Fund
Class A	$38,366	$41,542	$11,175	$91,083
Class C	14,175	22,782	31,163	68,120
Class F-I	286	227	321	834
Class I	111,792	87,005	132,354	331,151
Transparent Value Directional Allocation Fund
Class A	$–	$–	$–	$–
Class C	17,998	–	–	17,998
Class F-I	30,027	–	–	30,027
Class I	8,487	–	–	8,487
Transparent Value Small-Cap Fund
Class A	NA	NA	$15,857	$15,857
Class C	NA	NA	19,404	19,404
Class F-I	NA	NA	1,070	1,070
Class I	NA	NA	154,584	154,584

66	www.transparentvalue.com

Notes to Financial Statements
September 30, 2015

Sub-Advisory Agreement: The Sub-Adviser and the Adviser have entered into an investment sub-advisory agreement dated March 15, 2010, as amended (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser performs portfolio management and related services for the Funds and Adviser. For its services under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.15% of the average daily net assets of the TV Small-Cap Fund and 0.95% of the average daily net assets of each other Fund.

ALPS Distributors, Inc. (the “Distributor” or “ADI”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter for the Trust’s shares.

Distribution Plan: The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) which provides that Class A Shares, Class C Shares and Class F-1 Shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25%, 1.00% and 0.25%, respectively, of the average daily net assets of the shares. Under the Plan, the Distributor may use the fee to make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance and the provision of shareholder services.

Shareholder Servicing Plan: The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder and/or administration services fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s Class A Shares will be paid to certain service providers for performing certain shareholder and administrative services.

An employee of ADI serves as the Funds’ Chief Compliance Officer. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

ALPS Fund Services, Inc. serves as the Funds’ administrator and as the Funds’ transfer agent and dividend paying agent. The Bank of New York Mellon is the Funds’ custodian.

7. LINE OF CREDIT

The Trust had a $25,000,000 Line of Credit (the “Line”), until June 2, 2015 when the Line was increased to $50,000,000, which is uncommitted, with The Bank of New York Mellon. The Line covers the Funds and other series of the Trust. The Line is for temporary or emergency purposes such as to provide liquidity for shareholder redemptions. The Funds incur interest expense to the extent of amounts drawn (borrowed) under the Line. Interest is based on the higher of the federal funds rate, one-month LIBOR or an overnight Eurodollar Rate, as stated in the terms of the agreement, in effect at the time of borrowing, plus a margin. As of September 30, 2015 the Transparent Value Directional Allocation Fund had an outstanding borrowed amount of $975,000. No other Funds had outstanding amounts on the Line.

The allocated amount for each Fund is referenced in the Statement of Operations under “Interest expense” and the effect on the expense ratio is footnoted in the Financial Highlights.

Fund	Average Interest Rate	Average Outstanding Line of Credit*

Transparent Value Large-Cap Aggressive Fund	1.679%	$247,571

Transparent Value Large-Cap Defensive Fund	1.677%	261,934

Transparent Value Large-Cap Market Fund	1.671%	824,283

Transparent Value Dividend Fund	1.683%	327,268

Transparent Value Large-Cap Core Fund	1.674%	476,292

Transparent Value Large-Cap Growth Fund	1.667%	430,625

Transparent Value Directional Allocation Fund	1.681%	4,091,926

Transparent Value Large-Cap Value Fund	1.690%	213,000

*	The Average Outstanding Line of Credit is based on the number of days the Line was outstanding during the period.

8. SHARES OF BENEFICIAL INTEREST

At September 30, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with no par value per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Annual Report | September 30, 2015	67

Notes to Financial Statements
September 30, 2015

Transactions in Shares were as follows:

	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Aggressive Fund
Class A:
Beginning of period	156,550	242,963
Shares sold	250,846	114,823
Shares issued in reinvestment of distributions to shareholders	125,797	30,200
Shares redeemed	(330,493)	(231,436)

Net increase (decrease) in shares outstanding	46,150	(86,413)

Shares outstanding, end of period	202,700	156,550

Class C:
Beginning of period	117,253	83,641
Shares sold	24,859	61,115
Shares issued in reinvestment of distributions to shareholders	87,428	17,005
Shares redeemed	(44,324)	(44,508)

Net increase in shares outstanding	67,963	33,612

Shares outstanding, end of period	185,216	117,253

Class F-1:
Beginning of period	1,900,348	2,233,268
Shares sold	1,603	6,275
Shares issued in reinvestment of distributions to shareholders	24,044	5,402
Shares redeemed	(131,452)	(344,597)

Net decrease in shares outstanding	(105,805)	(332,920)

Shares outstanding, end of period	1,794,543	1,900,348

Class I:
Beginning of period	464,964	1,918,735
Shares sold	240,516	190,688
Shares issued in reinvestment of distributions to shareholders	211,285	322,651
Shares redeemed	(419,918)	(1,967,110)

Net increase (decrease) in shares outstanding	31,883	(1,453,771)

Shares outstanding, end of period	496,847	464,964

	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Defensive Fund
Class A:
Beginning of period	759,283	862,769
Shares sold	246,647	193,630
Shares issued in reinvestment of distributions to shareholders	130,373	125,807
Shares redeemed	(291,978)	(422,923)

Net increase (decrease) in shares outstanding	85,042	(103,486)

Shares outstanding, end of period	844,325	759,283

Class C:
Beginning of period	1,123,442	855,833
Shares sold	297,263	218,410
Shares issued in reinvestment of distributions to shareholders	200,904	135,125
Shares redeemed	(775,271)	(85,926)

Net increase (decrease) in shares outstanding	(277,104)	267,609

Shares outstanding, end of period	846,338	1,123,442

Class F-1:
Beginning of period	1,761,670	2,076,688
Shares sold	7,523	42,280
Shares issued in reinvestment of distributions to shareholders	10,940	14,490
Shares redeemed	(157,785)	(371,788)

Net decrease in shares outstanding	(139,322)	(315,018)

Shares outstanding, end of period	1,622,348	1,761,670

Class I:
Beginning of period	1,522,535	1,815,442
Shares sold	405,222	508,191
Shares issued in reinvestment of distributions to shareholders	223,353	208,891
Shares redeemed	(876,916)	(1,009,989)

Net decrease in shares outstanding	(248,341)	(292,907)

Shares outstanding, end of period	1,274,194	1,522,535

68	www.transparentvalue.com

Notes to Financial Statements
September 30, 2015

	For the Year	For the Year
	Ended	Ended
	September 30,	September 30,
	2015	2014

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Market Fund
Class A:
Beginning of period	1,139,352	2,069,536
Shares sold	232,872	486,991
Shares issued in reinvestment of distributions to shareholders	271,649	401,413
Shares redeemed	(1,010,831)	(1,818,588)

Net decrease in shares outstanding	(506,310)	(930,184)

Shares outstanding, end of period	633,042	1,139,352

Class C:
Beginning of period	1,221,769	1,017,800
Shares sold	702,561	220,608
Shares issued in reinvestment of distributions to shareholders	386,758	218,777
Shares redeemed	(888,107)	(235,416)

Net increase in shares outstanding	201,212	203,969

Shares outstanding, end of period	1,422,981	1,221,769

Class F-1:
Beginning of period	2,048,591	2,480,021
Shares sold	24,998	72,445
Shares issued in reinvestment of distributions to shareholders	128,289	84,145
Shares redeemed	(569,646)	(588,020)

Net decrease in shares outstanding	(416,359)	(431,430)

Shares outstanding, end of period	1,632,232	2,048,591

Class I:
Beginning of period	4,051,446	2,953,191
Shares sold	972,782	1,738,702
Shares issued in reinvestment of distributions to shareholders	660,802	514,991
Shares redeemed	(4,265,652)	(1,155,438)

Net increase (decrease) in shares outstanding	(2,632,068)	1,098,255

Shares outstanding, end of period	1,419,378	4,051,446

	For the Year	For the Year
	Ended	Ended
	September 30,	September 30,
	2015	2014

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dividend Fund
Class A:
Beginning of period	791,698	1,956,685
Shares sold	383,926	322,040
Shares issued in reinvestment of distributions to shareholders	102,402	228,031
Shares redeemed	(757,433)	(1,715,058)

Net decrease in shares outstanding	(271,105)	(1,164,987)

Shares outstanding, end of period	520,593	791,698

Class C:
Beginning of period	721,654	645,524
Shares sold	263,958	237,524
Shares issued in reinvestment of distributions to shareholders	113,979	70,933
Shares redeemed	(288,330)	(232,327)

Net increase in shares outstanding	89,607	76,130

Shares outstanding, end of period	811,261	721,654

Class F-1:
Beginning of period	268,921	661,139
Shares sold	41,294	31,546
Shares issued in reinvestment of distributions to shareholders	39,302	68,389
Shares redeemed	(185,529)	(492,153)

Net decrease in shares outstanding	(104,933)	(392,218)

Shares outstanding, end of period	163,988	268,921

Class I:
Beginning of period	1,847,729	300,563
Shares sold	237,368	1,696,671
Shares issued in reinvestment of distributions to shareholders	240,211	23,413
Shares redeemed	(1,121,946)	(172,918)

Net increase (decrease) in shares outstanding	(644,367)	1,547,166

Shares outstanding, end of period	1,203,362	1,847,729

Annual Report | September 30, 2015	69

Notes to Financial Statements
September 30, 2015

	For the Year	For the Year
	Ended	Ended
	September 30,	September 30,
	2015	2014

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Core Fund
Class A:
Beginning of period	172,923	591,747
Shares sold	3,161	124,588
Shares issued in reinvestment of distributions to shareholders	33,024	109,365
Shares redeemed	(94,302)	(652,777)

Net decrease in shares outstanding	(58,117)	(418,824)

Shares outstanding, end of period	114,806	172,923

Class C:
Beginning of period	111,960	96,610
Shares sold	13,713	73,424
Shares issued in reinvestment of distributions to shareholders	24,365	14,572
Shares redeemed	(54,537)	(72,646)

Net increase (decrease) in shares outstanding	(16,459)	15,350

Shares outstanding, end of period	95,501	111,960

Class F-1:
Beginning of period	80,421	43,271
Shares sold	1	33,982
Shares issued in reinvestment of distributions to shareholders	17,421	8,571
Shares redeemed	(85,643)	(5,403)

Net increase (decrease) in shares outstanding	(68,221)	37,150

Shares outstanding, end of period	12,200	80,421

Class I:
Beginning of period	960,497	543,118
Shares sold	37,621	450,455
Shares issued in reinvestment of distributions to shareholders	168,964	59,778
Shares redeemed	(473,069)	(92,854)

Net increase (decrease) in shares outstanding	(266,484)	417,379

Shares outstanding, end of period	694,013	960,497

	For the Year	For the Year
	Ended	Ended
	September 30,	September 30,
	2015	2014

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Growth Fund
Class A:
Beginning of period	50,702	197,562
Shares sold	4,332	119,794
Shares issued in reinvestment of distributions to shareholders	8,384	22,723
Shares redeemed	(19,071)	(289,377)

Net decrease in shares outstanding	(6,355)	(146,860)

Shares outstanding, end of period	44,347	50,702

Class C:
Beginning of period	63,905	54,746
Shares sold	31,609	3,855
Shares issued in reinvestment of distributions to shareholders	9,768	5,974
Shares redeemed	(28,636)	(670)

Net increase in shares outstanding	12,741	9,159

Shares outstanding, end of period	76,646	63,905

Class F-1:
Beginning of period	2,844	2,952
Shares sold	50	1,295
Shares issued in reinvestment of distributions to shareholders	417	318
Shares redeemed	(114)	(1,721)

Net increase (decrease) in shares outstanding	353	(108)

Shares outstanding, end of period	3,197	2,844

Class I:
Beginning of period	485,138	254,762
Shares sold	36,912	239,966
Shares issued in reinvestment of distributions to shareholders	41,779	505
Shares redeemed	(254,455)	(10,095)

Net increase (decrease) in shares outstanding	(175,764)	230,376

Shares outstanding, end of period	309,374	485,138

70	www.transparentvalue.com

Notes to Financial Statements
September 30, 2015

	For the Year	For the Year
	Ended	Ended
	September 30,	September 30,
	2015	2014

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Value Fund
Class A:
Beginning of period	28,494	112,537
Shares sold	5,017	44,946
Shares issued in reinvestment of distributions to shareholders	6,495	18,149
Shares redeemed	(14,762)	(147,138)

Net decrease in shares outstanding	(3,250)	(84,043)

Shares outstanding, end of period	25,244	28,494

Class C:
Beginning of period	58,152	54,183
Shares sold	50,487	24,839
Shares issued in reinvestment of distributions to shareholders	13,179	8,464
Shares redeemed	(60,521)	(29,334)

Net increase in shares outstanding	3,145	3,969

Shares outstanding, end of period	61,297	58,152

Class F-1:
Beginning of period	511	1,273
Shares sold	752	1,088
Shares issued in reinvestment of distributions to shareholders	8	2
Shares redeemed	(4)	(1,852)

Net increase (decrease) in shares outstanding	756	(762)

Shares outstanding, end of period	1,267	511

Class I:
Beginning of period	310,863	251,294
Shares sold	58,871	70,869
Shares issued in reinvestment of distributions to shareholders	14,706	184
Shares redeemed	(69,231)	(11,484)

Net increase in shares outstanding	4,346	59,569

Shares outstanding, end of period	315,209	310,863

	For the Year	For the Year
	Ended	Ended
	September 30,	September 30,
	2015	2014

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Directional Allocation Fund
Class A:
Beginning of period	28,993,809	21,808,703
Shares sold	6,973,494	37,575,052
Shares issued in reinvestment of distributions to shareholders	2,675,202	993,595
Shares redeemed	(17,438,377)	(31,383,541)

Net increase (decrease) in shares outstanding	(7,789,681)	7,185,106

Shares outstanding, end of period	21,204,128	28,993,809

Class C:
Beginning of period	40,927,762	12,144,932
Shares sold	6,048,379	30,303,322
Shares issued in reinvestment of distributions to shareholders	3,895,373	525,140
Shares redeemed	(17,770,488)	(2,045,632)

Net increase (decrease) in shares outstanding	(7,826,736)	28,782,830

Shares outstanding, end of period	33,101,026	40,927,762

Class F-1:
Beginning of period	8,409,515	2,947,136
Shares sold	1,898,291	6,631,213
Shares issued in reinvestment of distributions to shareholders	832,642	136,153
Shares redeemed	(6,491,198)	(1,304,987)

Net increase (decrease) in shares outstanding	(3,760,265)	5,462,379

Shares outstanding, end of period	4,649,250	8,409,515

Class I:
Beginning of period	90,310,522	24,569,890
Shares sold	18,315,342	78,957,126
Shares issued in reinvestment of distributions to shareholders	6,632,126	820,074
Shares redeemed	(72,415,931)	(14,036,568)

Net increase (decrease) in shares outstanding	(47,468,463)	65,740,632

Shares outstanding, end of period	42,842,059	90,310,522

Annual Report | September 30, 2015	71

Notes to Financial Statements
September 30, 2015

		For the Period
	For the Year	April 1, 2014
	Ended	(inception) to
	September 30,	September 30,
	2015	2014

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Small-Cap Fund
Class A:
Beginning of period	13,310	–
Shares sold	10,151	13,310
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	(1,040)	–

Net increase in shares outstanding	9,111	13,310

Shares outstanding, end of period	22,421	13,310

Class C:
Beginning of period	24,609	–
Shares sold	3,445	24,609
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	(4,436)	–

Net increase (decrease) in shares outstanding	(991)	24,609

Shares outstanding, end of period	23,618	24,609

Class F-1:
Beginning of period	1,026	–
Shares sold	518	1,556
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	–	(530)

Net increase in shares outstanding	518	1,026

Shares outstanding, end of period	1,544	1,026

Class I:
Beginning of period	206,202	–
Shares sold	–	208,817
Shares issued in reinvestment of distributions to shareholders	2	–
Shares redeemed	(4,755)	(2,615)

Net increase (decrease) in shares outstanding	(4,753)	206,202

Shares outstanding, end of period	201,449	206,202

9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2015, the following entities owned, of record or beneficially, 25% or greater of a share class of a Fund’s outstanding shares:

Fund	Class	Name	Percentage

Transparent Value Large-Cap Aggressive Fund	Class C	Morgan Stanley	67.62%

Transparent Value Large-Cap Aggressive Fund	Class F-1	SG Americas Securities LLC	96.70%

Transparent Value Large-Cap Aggressive Fund	Class I	Jasper Park Funding LLC	44.00%

Transparent Value Large-Cap Aggressive Fund	Class I	Morgan Stanley	40.10%

Transparent Value Large-Cap Defensive Fund	Class A	Morgan Stanley	35.39%

Transparent Value Large-Cap Defensive Fund	Class C	Morgan Stanley	57.80%

Transparent Value Large-Cap Defensive Fund	Class F-1	SG Americas Securities LLC	97.44%

Transparent Value Large-Cap Defensive Fund	Class I	Morgan Stanley	63.42%

Transparent Value Large-Cap Market Fund	Class A	Morgan Stanley	42.26%

Transparent Value Large-Cap Market Fund	Class A	UBS Financial Services, Inc.	28.75%

Transparent Value Large-Cap Market Fund	Class C	Morgan Stanley	47.31%

Transparent Value Large-Cap Market Fund	Class C	UBS Financial Services, Inc.	33.92%

Transparent Value Large-Cap Market Fund	Class F-1	SG Americas Securities LLC	94.02%

Transparent Value Large-Cap Market Fund	Class I	UBS Financial Services, Inc.	26.14%

Transparent Value Dividend Fund	Class A	Ameriprise Financial Services	26.10%

Transparent Value Dividend Fund	Class C	UBS Financial Services Inc.	60.67%

Transparent Value Dividend Fund	Class F-1	Raymond James	44.40%

Transparent Value Dividend Fund	Class F-1	National Financial Services, LLC	28.84%

Transparent Value Dividend Fund	Class I	UBS Financial Services, Inc.	54.34%

Transparent Value Large-Cap Core Fund	Class A	Ameriprise Financial Services	26.03%

Transparent Value Large-Cap Core Fund	Class C	UBS Financial Services Inc.	55.92%

Transparent Value Large-Cap Core Fund	Class F-1	Raymond James	73.34%

Transparent Value Large-Cap Core Fund	Class I	UBS Financial Services, Inc.	61.26%

Transparent Value Large-Cap Core Fund	Class I	Jasper Park Funding LLC	36.02%

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Notes to Financial Statements
September 30, 2015

Fund	Class	Name	Percentage

Transparent Value Large-Cap Growth Fund	Class A	Ameriprise Financial Services	37.34%

Transparent Value Large-Cap Growth Fund	Class A	Raymond James	25.39%

Transparent Value Large-Cap Growth Fund	Class C	UBS Financial Services Inc.	86.41%

Transparent Value Large-Cap Growth Fund	Class F-1	Raymond James	48.35%

Transparent Value Large-Cap Growth Fund	Class I	Jasper Park Funding LLC	80.81%

Transparent Value Large-Cap Value Fund	Class A	Ameriprise Financial Services	37.90%

Transparent Value Large-Cap Value Fund	Class C	UBS Financial Services Inc.	76.27%

Transparent Value Large-Cap Value Fund	Class F-1	National Financial Services, LLC	60.64%

Transparent Value Large-Cap Value Fund	Class F-1	GPIM Holdings, LLC	39.36%

Transparent Value Large-Cap Value Fund	Class I	Jasper Park Funding LLC	79.31%

Transparent Value Directional Allocation Fund	Class A	Ameriprise Financial Services	34.98%

Transparent Value Directional Allocation Fund	Class C	Morgan Stanley	38.40%

Transparent Value Directional Allocation Fund	Class F-1	Raymond James	45.50%

Transparent Value Directional Allocation Fund	Class I	Morgan Stanley	42.77%

Transparent Value Directional Allocation Fund	Class I	UBS Financial Services Inc	25.45%

Transparent Value Small-Cap Fund	Class A	LPL Financial, LLC	39.50%

Transparent Value Small-Cap Fund	Class A	Cetera Advisors, LLC	26.29%

Transparent Value Small-Cap Fund	Class C	National Financial Services, LLC	88.08%

Transparent Value Small-Cap Fund	Class F-1	National Financial Services, LLC	34.04%

Transparent Value Small-Cap Fund	Class F-1	Charles Schwab & Co., LLC	33.58%

Transparent Value Small-Cap Fund	Class F-1	GPIM Holdings, LLC	32.37%

Transparent Value Small-Cap Fund	Class I	GPIM Holdings, LLC	98.54%

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote. Further, certain of the Trust’s contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is also unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

11. SUBSEQUENT EVENTS (UNAUDITED)

Prior to July 31, 2015, Guggenheim Capital, LLC (“Guggenheim”) indirectly owned a majority of the common units and a minority of the preferred units of Guggenheim Transparent Value, LLC (“GTV”), the indirect parent company of Transparent Value Advisors, LLC (the “Sub-Adviser”), the Funds’ investment sub-adviser. Effective July 31, 2015, following an internal reorganization of the Guggenheim-owned units of GTV and merger of a separate indirect wholly-owned subsidiary of Guggenheim into GTV (the “Merger”), the common and preferred units of GTV owned by minority members were converted into the right to receive cash and cancelled. As a result of the Merger, the Sub-Adviser became an indirect wholly-owned subsidiary of Guggenheim. Following the Merger, Guggenheim Partners Investment Management, LLC (the “Adviser”), the Funds’ investment adviser and another indirect wholly-owned subsidiary of Guggenheim, assumed all services previously provided to the Funds by the Sub-Adviser, effective November 9, 2015. In addition, effective November 9, 2015, Armen Arus, Co-Founder and Senior Portfolio Manager of the Sub-Adviser, resigned his position as Portfolio Manager of the Funds. Mr. Arus will continue to be involved with Transparent Value, LLC, another indirect wholly-owned subsidiary of Guggenheim, and its development of the Required Business Performance® or RBP®, the active quantitative selection process used to select the companies included in the Transparent Value IndexesSM, which the Funds are designed to track.

Moreover, at a meeting held on September 9, 2015, the Board approved the nominations (the “Nominations”) of nine new Trustees (the “New Trustees”) to the Board: Randall C. Barnes, Donald A. Chubb Jr., Jerry B. Farley, Roman Friedrich III, Robert B. Karn III, Ronald A. Nyberg, Maynard F. Oliverius, Ronald E. Toupin, Jr., and Donald C. Cacciapaglia (collectively, the “New Trustees”). The Board approved the Nominations in order to restructure the governance of the Funds by consolidating the Board with the board of trustees (the “Guggenheim Board”) that currently oversees a separate fund complex consisting of thirteen other registered investment companies sponsored by the Adviser and its affiliates (the “Guggenheim Funds”).

Annual Report | September 30, 2015	73

Notes to Financial Statements
September 30, 2015

Fund shareholders approved the Nominations at a special meeting of shareholders held on October 30, 2015. On November 9, 2015, the New Trustees were seated on the Board, Messrs. Barnes, Chubb, Farley, Friedrich, Karn, Nyberg, Oliverius, and Toupin were seated on the Audit Committee, and the four existing members of the Board, Robert Casale, Dennis Cullen, John Masterson and Farhan Sharaff, resigned. On the same date, the Board implemented changes to the officers of the Trust in order to align the Trust’s officers with the officers of the Guggenheim Funds.

Finally, on November 10, 2015, based on Audit Committee recommendations and approvals, the Board voted to (i) dismiss KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Funds and approve Ernst & Young LLP (“E&Y”) as their new independent registered public accounting firm for their fiscal year ending September 30, 2016; and (ii) dismiss KPMG as the independent registered public accounting firm for another series of the Trust (the “Insurance Fund”) and approve E&Y as the Insurance Fund’s new independent registered public accounting firm for the Insurance Fund’s fiscal year ending December 31, 2016. With respect to the Funds, the auditor-client relationship with KPMG ceased upon KPMG’s completion of the audits of the Funds’ financial statements as of and for the year ended September 30, 2015 and the issuance of KPMG’s report thereon. With respect to the Insurance Fund, the auditor-client relationship with KPMG will cease upon KPMG’s completion of the audit of the Insurance Fund’s financial statements as of and for the year ending December 31, 2015 and the issuance of KPMG’s report thereon.

74	www.transparentvalue.com

Report of Independent Registered Public Accounting Firm
September 30, 2015

The Board of Trustees and Shareholders

Transparent Value Trust:

We have audited the accompanying statements of assets and liabilities of Transparent Value Trust, comprised of Transparent Value Large-Cap Aggressive Fund, Transparent Value Large-Cap Defensive Fund, Transparent Value Large-Cap Market Fund, Transparent Value Dividend Fund, Transparent Value Large-Cap Core Fund, Transparent Value Large-Cap Growth Fund, Transparent Value Large-Cap Value Fund, Transparent Value Directional Allocation Fund, and Transparent Value Small-Cap Fund (the Funds), including the schedules of investments, as of September 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with custodians and brokers, or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2015, the results of their operations, the changes in their net assets and the financial highlights for the periods specified in the first paragraph, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois

November 25, 2015

Annual Report | September 30, 2015	75

Additional Information
September 30, 2015 (Unaudited)

1. COMPENSATION OF TRUSTEES

Each Independent Trustee is paid $50,000 per annum for attendance at regularly scheduled quarterly meetings of the Board (including any scheduled meetings of the Trust’s audit committee or nominating committee), plus an additional $1,000 and $2,500 per special meeting attended telephonically and in-person, respectively. Each Independent Trustee is also reimbursed for any out-of-pocket and travel expenses incurred in connection with their attendance at meetings of the Board.

2. PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request, by calling the Funds toll-free at 1-888-727-6885 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov.

3. PORTFOLIO HOLDINGS

The Funds file their complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4. TRUSTEES AND OFFICERS OF THE TRUST

Members of the Board. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations and other directorships held for the last five years of each of the persons currently serving as a Trustee of the Trust. Independent Trustees are those Trustees who are not “interested persons” of the Trust as such term is defined in the 1940 Act. Unless otherwise noted, the business address of each Trustee is 330 Madison Ave., 10th Floor, New York, New York 10017. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-727-6885.

Name and Age	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years	Other Directorships Held

Interested Trustees

Farhan Sharaff* 65	Trustee Since December 2009

Senior Managing Director of Guggenheim Investment Management, LLC and Chief Investment Officer of Transparent Value Advisors, LLC since 2009. Equities Chief Investment Officer of Guggenheim Partners Investment Management, LLC since 2009. Partner and CIO, MJX Capital Advisors LLC, from 2005 to 2009.

Director of Guggenheim Global Investments PLC.

Independent Trustees

John Masterson 55	Trustee, Chairman of the Nominating Committee Since December 2009	Retired.	Independent Trustee of Northern Trust Funds - NT Alpha Strategies and NT Long/Short Fund. Director of Bogota Savings Bank. Independent Trustee of Susa Registered Fund, LLC.

Robert J. Casale 76	Chairman of the Board of Trustees Since December 2009	Retired. Chairman and CEO, The BISYS Group from 2006 to 2007.	Director of Northeast Securities, Inc. (2002 – 2013)

76	www.transparentvalue.com

Additional Information
September 30, 2015 (Unaudited)

Name and Age	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years	Other Directorships Held

Dennis A. Cullen 67	Trustee, Chairman of the Audit Committee Since December 2009	Retired. Managing Partner, Chicago Asset Funding LLC 2008 to 2011.	Director of Heritage Life Insurance Company, Equitrust Life Insurance Company.

*

Denotes Trustees who may be deemed to be “interested” persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Adviser, Sub-Adviser, and/or their affiliates.

Trust Officers. Set forth below are the names, ages, positions with the Trust, length of term of office and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. The business address of Messrs. Uhl and Greenly and Ms. Koehler is 1290 Broadway, Suite 1100, Denver, CO 80203. The business address of Messrs. Arus and Kemp is 330 Madison Ave., 10th Floor, New York, New York 10017.

Name and Age	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years

Armen Arus 43	President Since February 2010

Co-Chief Executive Officer and Chief Operating Officer of Transparent Value, LLC since 2003. Managing Director of Guggenheim Partners Investment Management, LLC since 2009. Co-CEO, Guggenheim Transparent Value, LLC since 2009.

Ted Uhl 41	Chief Compliance Officer Since October 2010	Deputy Compliance Officer of ALPS Fund Services, Inc. (“ALPS”) since June 2010. Senior Risk Manager of ALPS from 2006 until June 2010.

Keith D. Kemp 55	Treasurer Since February 2010

Managing Director of Transparent Value, LLC since April 2015; Managing Director of Guggenheim Partners Investment Management, LLC since April 2015; Director of Transparent Value, LLC 2010 to 2015; Director of Guggenheim Partners Investment Management LLC 2010 to 2015; Chief Operating Officer of Macquarie Capital Investment Management from 2007 to 2009.

Pete Greenly 46	Assistant Treasurer Since September 2012

Fund Controller, ALPS Fund Services, Inc. since June 2011; Manager of Valuations with Great West Life and Annuity from 2011 to 2012; Supervisor of Fund Accounting at Janus Capital from February 2011 to November 2011; Project Manager at Old Mutual Capital from 2007 to 2010.

Megan Hadley Koehler 36	Secretary Since September 2014	Senior Counsel, ALPS Fund Services, Inc. since August 2014; Associate Counsel, Atlantic Fund Services, from 2008 to 2014.

Gennadiy Khayutin 40	Assistant Secretary Since May 2014	Managing Director of Transparent Value, LLC and Managing Director of Guggenheim Partners Investment Management, LLC since 2009.

Annual Report | September 30, 2015	77

Additional Information
September 30, 2015 (Unaudited)

5. TAX INFORMATION

Of the distributions paid by the Funds from ordinary income for the calendar year ended December 31, 2014, the following percentages met the requirements to be treated as qualifying for the corporate dividends received deduction and qualified dividend income:

	QDI	DRD

Transparent Value Large-Cap Aggressive Fund	3.78%	3.72%

Transparent Value Large-Cap Defensive Fund	12.73%	12.23%

Transparent Value Large-Cap Market Fund	7.53%	7.20%

Transparent Value Large-Cap Dividend Fund	24.97%	23.51%

Transparent Value Large-Cap Core Fund	15.07%	13.74%

Transparent Value Large-Cap Growth Fund	14.92%	13.47%

Transparent Value Large-Cap Value Fund	24.68%	23.72%

Transparent Value Directional Allocation Fund	9.46%	9.12%

Transparent Value Small-Cap Fund	100.00%	100.00%

In early 2015, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2014 via Form 1099. The Funds will notify shareholders in early 2016 of amounts paid to them by the Funds, if any, during the calendar year 2015.

Pursuant to Section 852(b)(3) of the Internal Revenue Code the Funds that designated long-term capital gain dividends are:

Long-Term Capital Gains

Transparent Value Large-Cap Aggressive Fund	$3,078,058

Transparent Value Large-Cap Defensive Fund	1,565,997

Transparent Value Large-Cap Market Fund	1,620,822

Transparent Value Large-Cap Dividend Fund	1,678,866

Transparent Value Large-Cap Core Fund	1,419,597

Transparent Value Large-Cap Growth Fund	719,748

Transparent Value Large-Cap Value Fund	474,895

Transparent Value Directional Allocation Fund	2,403,123

Transparent Value Small-Cap Fund	–

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Page Intentionally Left Blank

Must be accompanied or preceded by a Prospectus.
Distributor: ALPS Distributors, Inc. for the Transparent Value Mutual Funds.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, Transparent Value Trust (the “registrant”) has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. During the period covered by this report, there were no material changes made to provisions of the registrant’s code of ethics, nor were there any waivers granted from a provision of its code of ethics. A copy of the registrant’s code of ethics is filed with this N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that there is no “audit committee financial expert” serving on its Audit Committee. In this regard, the Board also determined that having such a person serve on its Audit Committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the Audit Committee in the aggregate, even though no such member was individually considered to have been an audit committee financial expert under the relatively narrow definition of such term.

Item 4.	Principal Accountant Fees and Services.

(a)

Audit Fees:   For the registrant’s last two fiscal years ended September 30, 2015 and September 30, 2014, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $181,800 and $176,600, respectively.

(b)

Audit-Related Fees:    For the registrant’s last two fiscal years ended September 30, 2015 and September 30, 2014, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)

Tax Fees:   For the registrant’s fiscal years ended September 30, 2015 and September 30, 2014, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $42,955 and $42,750, respectively. These fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)

All Other Fees:  For the registrant’s fiscal years ended September 30, 2015 and September 30, 2014, the aggregate fees billed to the registrant by the principal accountant for services related to seed audits and attendance at meetings of the audit committee were $0 and $0, respectively.

(e)(1)

Audit Committee Pre-Approval Policies and Procedures:  All requests or applications for services to be provided by the principal accountant shall be submitted to the Chief Financial Officer (the “CFO”) of the registrant and must include a detailed description of the services proposed to be rendered. The registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general preapproval of the Audit Committee or (3) have been previously pre-approved in connection with the principal accountant’s annual engagement letter for the applicable year or otherwise. Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the principal accountant.

All services shall be provided by the principal accountant pursuant to an engagement letter with the registrant.

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(e)(2)	No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Not applicable.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management –End Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date:	December 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date:	December 4, 2015

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	December 4, 2015

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